UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       File No.  33-62637

     Pre-Effective Amendment No.                                             |_|

     Post-Effective Amendment No. 12                                         |X|

                        (Check appropriate box or boxes.)


                         NATIONWIDE VARIABLE ACCOUNT - 8

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                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY

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                               (Name of Depositor)


                   One Nationwide Plaza, Columbus, Ohio 43215

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         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111

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    Patricia R. Hatler, Secretary, One Nationwide Plaza, Columbus, Ohio 43215

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                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering        May 1, 2004

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     It is proposed that this filing will become effective (check appropriate box)
     |_|  immediately upon filing pursuant to paragraph (b)
     |X|  on May 1, 2004 pursuant to paragraph (b)
     |_|  60 days after filing pursuant to paragraph (a)(1)
     |_| on (date) pursuant to paragraph (a)(1) If appropriate, check the following box:
     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered     Deferred Variable Annuity Contract

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                        NATIONWIDE LIFE INSURANCE COMPANY
                       Deferred Variable Annuity Contracts

               Issued by Nationwide Life Insurance Company through
                   its Nationwide Variable Account-8 The date
                       of this prospectus is May 1, 2004.


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This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2004) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 26. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

                        Nationwide Life Insurance Company
                        One Nationwide Plaza, RR1-04-F4
                        Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.bestofamerica.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

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The following is a list of the underlying mutual funds available under the contract.

American Century Variable Portfolios, Inc.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP International Fund: Class III+
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I
Dreyfus
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
     Service Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares Federated Insurance Series
o    Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP High Income Portfolio: Service Class*
o    VIP Overseas Portfolio: Service Class R+
Fidelity Variable Insurance Products Fund II
o    VIP II Contrafund(R)Portfolio: Service Class
Fidelity Variable Insurance Products Fund III
o    VIP III Value Strategies Portfolio: Service Class
Gartmore Variable Insurance Trust ("GVIT")
o    Comstock GVIT Value Fund: Class I
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Federated GVIT High Income Bond Fund: Class I*
o    Gartmore GVIT Emerging Markets Fund: Class III+

o    Gartmore GVIT Global Technology and Communications Fund: Class III+
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Growth Fund: Class I
o    Gartmore GVIT International Growth Fund: Class III+
o    Gartmore GVIT Investor Destinations Funds
    >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
    >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
         Class II
    >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
    >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund:
         Class II
    >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Mid Cap Growth Fund: Class I
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R)Fund: Class I
o    Gartmore GVIT Worldwide Leaders Fund: Class III+
o    GVIT Small Cap Growth Fund: Class I
o    GVIT Small Cap Value Fund: Class I
o    GVIT Small Company Fund: Class I
J.P. Morgan Series Trust II
o    J.P. Morgan Mid Cap Value Portfolio
Neuberger Berman Advisers Management Trust
o    AMT Guardian Portfolio
o    AMT Partners Portfolio
o    AMT Socially Responsive Portfolio
Oppenheimer Variable Account Funds
o    Oppenheimer Aggressive Growth Fund/VA: Initial Class
o    Oppenheimer Capital Appreciation Fund/VA: Initial Class
o    Oppenheimer Main Street(R)Fund/VA: Initial Class
Salomon Brothers Variable Series Funds Inc.
o    All Cap Fund
o    High Yield Bond Fund
o    Investors Fund
o    Total Return Fund

Van Kampen
   The Universal Institutional Funds, Inc.
o    U.S. Real Estate Portfolio: Class I


The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2000:


Credit Suisse Trust
o    Large Cap Value Portfolio


The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2002:


Fidelity Variable Insurance Products Fund III
o    VIP III Growth Opportunities Portfolio: Service Class
Van Eck Worldwide Insurance Trust

o    Worldwide Emerging Markets Fund: Class R+
o    Worldwide Hard Assets Fund: Class R+

The following underlying mutual funds are only available to contracts for which good order applications were received before May 1, 2004:

Dreyfus
o The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares Janus Aspen Series
o    Capital Appreciation Portfolio: Service Shares
o    Global Technology Portfolio: Service II Shares+
o    International Growth Portfolio: Service II Shares+
Neuberger Berman Advisers Management Trust
o    AMT Mid-Cap Growth Portfolio: Class I


Effective May 1, 2002, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
o    American Century VP International Fund: Class I
Fidelity Variable Insurance Products Fund
o    VIP Overseas Portfolio: Service Class
Gartmore Variable Insurance Trust
o    Gartmore GVIT Emerging Markets Fund: Class I
o    Gartmore GVIT Global Technology and Communications Fund: Class I
o    Gartmore GVIT International Growth Fund: Class I
Janus Aspen Series
o    Global Technology Portfolio: Service Shares
o    International Growth Portfolio: Service Shares

Effective May 1, 2003, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Gartmore Variable Insurance Trust
o    Gartmore GVIT Worldwide Leaders Fund: Class I


Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Van Eck Worldwide Insurance Trust
o    Worldwide Emerging Markets Fund: Initial Class
o    Worldwide Hard Assets Fund: Initial Class
Van Kampen
   The Universal Institutional Funds, Inc.
o    Emerging Markets Debt Portfolio: Class I


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-8 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

Glossary of Special Terms


Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

Annuity unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract value- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account-8, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents


Glossary of Special Terms.....................................
Contract Expenses.............................................
Underlying Mutual Fund Annual Expenses........................
Example.......................................................
Synopsis of the Contracts.....................................
Financial Statements..........................................
Condensed Financial Information...............................
Nationwide Life Insurance Company.............................
Nationwide Investment Services Corporation....................
Investing in the Contract.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

The Contract in General.......................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability

Charges and Deductions........................................
     Mortality and Expense Risk Charge
     Contract Maintenance Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
Optional Contract Benefits, Charges and .Deductions...........
     Beneficiary Protector Option

Removal of Variable Account Charges...........................

Contract Ownership............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
Operation of the Contract.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization

     Transfer Requests
     Transfer Restrictions

Right to Revoke...............................................

Surrender (Redemption)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement Program
         or Louisiana Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity
Loan Privilege................................................
     Minimum and Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
Assignment....................................................
Contract Owner Services.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
Annuity Commencement Date.....................................
Annuitizing the Contract......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options
Death Benefits................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
Statements and Reports........................................
Legal Proceedings.............................................
Advertising...................................................

     Money Market Yields
     Historical Performance of the Sub-Accounts

Table of Contents of Statement of Additional
     Information..............................................

Appendix A: Underlying Mutual Funds...........................
Appendix B: Condensed Financial Information...................
Appendix C: Contract Types and Tax Information................

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

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                                                 Contract Owner Transaction Expenses
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Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)....................      7% 1
Loan Processing Fee......................................................................................................     $25 2
Annual Loan Interest Charge..............................................................................................     2.25 3
Maximum Premium Tax Charge (as a percentage of purchase payments)........................................................     5% 4
Maximum Short-Term Trading Fee (as a percentage of transaction amount)...................................................     1%

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The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

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                                                     Recurring Contract Expenses
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Contract Maintenance Charge.............................................................................................      $30 5
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)6

     Mortality and Expense Risk Charge...................................................................................     1.40%
     Beneficiary Protector Option 7.......................................................................................     0.40%
     Total Variable Account Charges (including this option)..............................................................     1.80%

         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
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1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
Number of Completed Years from
Date of Purchase Payment                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC Percentage                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)  15% of all purchase payments made to a contract; or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
2 Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 The loan interest rate is determined, based on market conditions, at the time of loan appliation or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

5 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is waived for any contract valued at $50,000 or more on any contract anniversary.
6 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

7 The optional benefit must be elected at the time of application and once elected, the optional benefit may not be removed from the contract.

Underlying Mutual Fund Annual Expenses


The next table shows the minimum and maximum total operating expenses as of December 31, 2003 charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

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Total Annual Underlying Mutual Fund Operating Expenses                                                       Minimum       Maximum
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(expenses that are deducted from underlying mutual fund assets, including
management fees, distribution (12b-1) fees, and other expenses, as a                                         0.60%          2.30%
percentage of average underlying mutual fund assets)

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The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.


The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
o    Fidelity VIP Overseas Portfolio: Service Class R
o    GVIT - Gartmore GVIT Emerging Markets Fund: Class III
o    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III
o    GVIT - Gartmore GVIT International Growth Fund: Class III
o    GVIT - Gartmore GVIT Worldwide Leaders Fund: Class III
o    Janus Aspen Series - Global Technology Portfolio: Service II Shares
o    Janus Aspen Series - International Growth Portfolio: Service II Shares
o    Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund:
     Class R
o    Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R



Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:
o    a $10,000 investment in the contract for the time periods indicated;
o    a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o    the CDSC schedule;
o a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
o    the total variable account charges including the optional benefit (1.80%).

For those contracts that do not elect the optional benefit, the expenses would be lower.

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                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
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                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
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Maximum Total Underlying Mutual

Fund Operating Expenses (2.30%)       1,057   1,816  2,583   4,700    462   1,391   2,328   4,700     *    1,391   2,328    4,700

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Minimum Total Underlying Mutual

Fund Operating Expenses (0.60%)        879    1,294  1,735   3,128    284    869    1,480   3,128     *     869    1,480    3,128

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*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner(s)" will mean "participant(s)," unless the plan otherwise permits or requires the contract owner to exercise contract rights under the authority of the plan terms.

The contracts can be categorized as:
o    Charitable Remainder Trusts;
o Individual Retirement Annuities ("IRAs"), with contributions rolled over or transferred from certain tax-qualified plans;

o    Investment-only Contracts (Qualified Plans);
o    Non-Qualified;
o    Roth IRAs; and

o Tax Sheltered Annuities, with contributions rolled over or transferred from other Tax Sheltered Annuity plans.


For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.



Minimum Initial and Subsequent Purchase Payments

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                                          Minimum Subsequent
     Contract         Minimum Initial          Payments
       Type          Purchase Payment
------------------- -------------------- ----------------------
------------------- -------------------- ----------------------
Charitable                $5,000                $1,000
Remainder Trust
------------------- -------------------- ----------------------
------------------- -------------------- ----------------------
IRA                       $5,000                $1,000
------------------- -------------------- ----------------------
------------------- -------------------- ----------------------
Investment-only           $5,000                $1,000
------------------- -------------------- ----------------------
------------------- -------------------- ----------------------
Non-Qualified             $5,000                $1,000
------------------- -------------------- ----------------------
------------------- -------------------- ----------------------
Roth IRA                  $5,000                $1,000
------------------- -------------------- ----------------------
------------------- -------------------- ----------------------
Tax Sheltered             $5,000                $1,000
Annuity
------------------- -------------------- ----------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.40% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks.

A $30 Contract Maintenance Charge is assessed against each contract on the contract anniversary date and on the surrender date upon full surrender of the contract. This charge will be waived if the contract value is $50,000 or more on any contract anniversary (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guarantee Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Annuity Payments


Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


Taxation


How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").


Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Financial Statements


Financial statements for Nationwide and the variable account are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation unit values.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.


Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-8 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on August 3, 1995, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.


The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.


Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charge Assessed for the Beneficiary Protector Option

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with the optional benefit to receive the same guaranteed rate of interest as a contract without the optional benefit. However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for the contract option listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.


The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.


Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.40% of the daily net assets of the variable account.

The Mortality Risk Charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge (0.60%) compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.


If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.


Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary and upon full surrender of the contract. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.


The CDSC applies as follows:

----------------------------- ---------------------------
 Number of Completed Years               CDSC
   from Date of Purchase              Percentage
          Payment
----------------------------- ---------------------------
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawals may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

1)   15% of all purchase payments; or

2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least two years;

2)   upon payment of a death benefit; or

3)   from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b) where:

a) is the amount which would otherwise be available for withdrawal without a CDSC; and

b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.


This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.


Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;
o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay the contract maintenance charge; or

o    surrenders of accumulation units to pay a death benefit.


New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

Beneficiary Protector Option


For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Nationwide may realize a profit from the charge assessed for this option.


The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.


The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b)   continue the contract in accordance with the "Required Distributions"
     section in Appendix C.


Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.


Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.80% until the benefit is applied. Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.40%. Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.80% will have a lower unit value than sub-account X with charges of 1.40% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.


Contract Ownership

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is Charitable Remainder Trust.



Joint Ownership

Joint owners each own an undivided interest in the contract.

If a contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary(ies) or contingent beneficiary(ies) during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

-------------------- -------------------- ---------------------
                                           Minimum Subsequent
     Contract          Minimum Initial          Payments
       Type           Purchase Payment
-------------------- -------------------- ---------------------
-------------------- -------------------- ---------------------
Charitable                 $5,000                $1,000
Remainder Trust
-------------------- -------------------- ---------------------
-------------------- -------------------- ---------------------
IRA                        $5,000                $1,000
-------------------- -------------------- ---------------------
-------------------- -------------------- ---------------------
Investment-only            $5,000                $1,000
-------------------- -------------------- ---------------------
-------------------- -------------------- ---------------------
Non-Qualified              $5,000                $1,000
-------------------- -------------------- ---------------------
-------------------- -------------------- ---------------------
Roth IRA                   $5,000                $1,000
-------------------- -------------------- ---------------------
-------------------- -------------------- ---------------------
Tax Sheltered              $5,000                $1,000
Annuity
-------------------- -------------------- ---------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.


Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, the fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;

2)   amounts allocated to the fixed account; and

3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     a)   is the sum of:

          1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

     b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

     c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.40% (1.80% if the Beneficiary Protector Option is elected) of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

2)   adding any interest earned on the amounts allocated; and

3)   subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.


Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. The transfer limit will not be less than 10% of the combined value of the variable account and the amounts allocated to the Guaranteed Term Options for any 12 month period. Nationwide also reserves the right to refuse transfers to the fixed account when the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Transfer Requests


Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.


Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.


Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:


---------------------------------- -------------------------------

Trading Behavior                   Nationwide's Response

---------------------------------- -------------------------------

6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been
                                        identified as engaging
                                        in harmful trading
                                        practices; and
                                   (2)  if their transfer events exceed
                                        11 in 2 consecutive calendar
                                        quarters or 20 in one calendar
                                        year, the contract owner will be
                                        limited to submitting transfer
                                        requests via U.S. mail.

---------------------------------- -------------------------------

More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year

---------------------------------- -------------------------------


Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.


Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

1)   the amount requested; or

2) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.


Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.


Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the contract value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participants retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as a lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless on the applicable conditions is met.

However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


---------------- ------------ ----------------------------------
                 Contract     Maximum Outstanding Loan Balance
                 Values       Allowed
---------------- ------------ ----------------------------------
---------------- ------------ ----------------------------------
Non-ERISA Plans  up to        up to 80% of contract value (not
                 $20,000      more than $10,000)
---------------- ------------ ----------------------------------
---------------- ------------ ----------------------------------
                 $20,000      up to 50% of contract value (not
                 and over     more than $50,000*)
---------------- ------------ ----------------------------------
---------------- ------------ ----------------------------------

---------------- ------------ ----------------------------------
---------------- ------------ ----------------------------------
ERISA Plans      All          up to 50% of contract value (not
                              more than $50,000*)
---------------- ------------ ----------------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing


Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Each Asset Rebalancing reallocation is considered a transfer event. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.


Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and/or the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP High Income Portfolio: Service Class, GVIT Gartmore GVIT Government Bond Fund: Class I, GVIT Federated GVIT High Income Bond Fund: Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.


Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging


Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs into which contract owners may allocate all or a portion of their fixed account assets. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets allocated to the program than would be earned on assets in the fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect and applies only to the assets within that program. Nationwide will process transfers until either amounts in the Enhanced Rate Dollar Cost Averaging program are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For these programs only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the program to the money market sub-account.


Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1) 15% of all purchase payments made to the contract as of the withdrawal date;

2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

  ------------------------------ ----------------------------
        Contract Owner's                Percentage of
               Age                     Contract Value
  ------------------------------ ----------------------------
  ------------------------------ ----------------------------
          Under age 59 1/2                   5%
  ------------------------------ ----------------------------
  ------------------------------ ----------------------------
     Age 59 1/2through age 61                  7%
  ------------------------------ ----------------------------
  ------------------------------ ----------------------------
      Age 62 through age 64                  8%
  ------------------------------ ----------------------------
  ------------------------------ ----------------------------
      Age 65 through age 74                  10%
  ------------------------------ ----------------------------
  ------------------------------ ----------------------------
         Age 75 and over                     13%
  ------------------------------ ----------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 15% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.


If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.


The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix
C).


Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.


Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts


If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.


If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.


Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.


Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.


The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.


If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment


Contract value will continue to be allocated according to the most recent allocation until the death benefit is paid. The death benefit value is determined as of the date the home office receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).


If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/annuitant's spouse who is:

a)   eligible to continue the contract; and

b)   entitled to a death benefit;

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

Legal Proceedings


Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

Advertising


Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.


            Table of Contents of Statement of Additional Information
                                                                                                                                Page

General Information and History....................................................................................................1
Services...........................................................................................................................1
Purchase of Securities Being Offered...............................................................................................1
Underwriters.......................................................................................................................1
Annuity Payments...................................................................................................................1
Financial Statements...............................................................................................................2


Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

           Please refer to the prospectus for each underlying mutual fund for more detailed information.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio
This underlying mutual fund is only available for contracts issued before May 1,
2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
----------------------------------------------- ------------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R) Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Growth Opportunities
Portfolio: Service Class This underlying mutual fund is only available for contracts issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Value Strategies Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Comstock GVIT Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Dreyfus GVIT Mid Cap Index Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and
Communications Fund: Class I Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).




Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Conservative                                       secondarily, long term growth of capital.  The Fund invests in a
Fund: Class II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Moderately                                         and income.  The Fund invests in a target allocation mix of 30%
Conservative Fund: Class                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Moderate                                           capital.  The Fund invests in a target allocation mix of 40% large
Fund: Class II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Moderately                                         secondarily, long term growth of capital.  The Fund invests in a
Aggressive Fund: Class II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Aggressive                                         and income.  The Fund invests in a target allocation mix of 30%
Fund: Class II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund - Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide(R) Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class I
Effective May 1, 2003, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).



Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

J.P. Morgan Series Trust II - J.P Morgan Mid Cap Value Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Capital Appreciation Portfolio: Service Shares This
underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Global Technology Portfolio: Service Shares
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Global Technology Portfolio: Service II Shares This
underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - International Growth Portfolio: Service II Shares This
underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------


Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: Class
I This underlying mutual fund is only available for contracts issued before May
1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Main Street(R) Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Salomon Brothers Variable Series Funds Inc. - All Cap Fund
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Salomon Brothers Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Salomon Brothers Variable Series Funds Inc. - High Yield Bond Fund
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Salomon Brothers Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Salomon Brothers Variable Series Funds Inc. - Investors Fund
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Salomon Brothers Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Salomon Brothers Variable Series Funds Inc. - Total Return Fund
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Salomon Brothers Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average income; growth of capital and income.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).


Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R This
underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


Appendix B: Condensed Financial Information


The following tables reflect accumulation unit values for the units of the sub-accounts. As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

Additionally, the J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio, Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund:
Class R, and Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund:
Class R, were added to the variable account effective May 1, 2004. Therefore, no accumulation unit value information is available



                           No Optional Benefit Elected
 (Variable account charges of 1.40% of the daily net assets of the variable account)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          7.179590            9.157113                 27.54%             126,098            2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.031047            7.179590                -20.50%              93,502            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.994986            9.031047                 -9.64%             260,646            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.339911           9.994986                -11.86%             204,713            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.339911                13.40%              15,981            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          6.581398            8.079877                 22.77%             228,131            2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.382669            6.581398                -21.49%             250,005            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.004879           8.382669                 30.17%             872,496            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.673401           12.004879               -17.98%             908,393            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.673401                46.37%              19,358            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.038975            9.869319                 22.77%              20,839            2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.038975                -19.61%              18,608            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          7.962903            9.806428                 23.15%                 888            2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.962903                -20.37%                  76            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.995838           13.981741                27.15%             222,820            2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.762833           10.995838               -13.84%             201,044            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.473893           12.762833                11.23%             309,365            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.849004            11.473893                16.50%             126,122            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.849004                 -1.51%               3,378            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.100504            9.997094                 23.41%              12,619            2003
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.682924           8.100504                -24.17%              12,619            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.734004           10.682924                -0.48%             20.,806            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.994949            10.734004                 7.39%              20,814            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.994949                 -0.05%               9,267            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        7.603070            10.329023                35.85%              14,382            2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.603070                -23.97%                 491            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      5.628516            6.992920                 24.24%             202,672            2003
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.034090            5.628516                -29.94%             214,361            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.525008           8.034090                -23.67%             762,557            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.997336           10.525008               -12.27%             725,271            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.997336                19.97%              62,468            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          7.907593            9.447547                 19.47%             148,395            2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.629488            7.907593                -17.88%             144,659            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.769627           9.629488                -10.59%             453,061            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.993278           10.769627                -2.03%             381,878            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.993278                 9.93%              33,598            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       12.456595           12.852793                 3.18%             188,673            2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.557776           12.456595                 7.78%             175,535            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.852961           11.557776                 6.49%             312,447            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.964904            10.852961                 8.91%             163,979            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.964904                 -0.35%               4,028            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              8.470071            10.875446                28.40%             543,950            2003
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.349678           8.470071                -18.16%             538,654            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.060358           10.349678                -6.43%           1,138,436            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.356381           11.060358                 6.80%             835,981            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.356381                 3.56%              40,787            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       6.000703            7.856387                 30.92%             963,891            2003
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.719157            6.000703                -31.18%           1,016,765            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.749298           8.719157                -18.89%           3,419,518            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.257729           10.749298               -12.31%           3,150,284            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.257729                22.58%             171,385            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         7.022305            8.791518                 25.19%              96,595            2003
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.873318            7.022305                  2.17%              78,388            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.912811            6.873318                -13.14%              22,196            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.369409           7.912811                -23.69%             173,115            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.369409                 3.69%               9,299            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     6.021853            8.502985                 41.20%              85,659            2003
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.667226            6.021853                -21.46%              94,694            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.878160            7.667226                -22.38%             426,464            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.390673           9.878160                -20.28%             459,387            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.390673                23.91%              19,209            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     7.724242            10.910427                41.25%              10,716            2003
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.724242                -22.76%               3,195            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           8.353442            10.571894                26.56%             546,737            2003
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.353696            8.353442                -10.69%             543,172            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.825529           9.353696                -13.60%           1,811,908            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.768698           10.825529                -8.01%           1,749,181            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.768698                17.69%             101,072            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   5.631197            7.199376                 27.85%              91,757            2003
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.314276            5.631197                -23.01%             101,877            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.670739            7.314276                -15.64%             399,964            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.616993           8.670739                -18.33%             388,532            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.616993                 6.17%              24,641            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    7.438892            11.573740                55.58%               9,483            2003
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.438892                -25.61%               1,415            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        6.420208            8.320258                 29.59%              23,692            2003
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.698632            6.420208                -26.19%              18,672            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.043488           8.698632                -13.39%             110,992            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.395844           10.043488               -11.87%              97,093            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.395844                13.96%                 791            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     10.794460           14.331619                32.77%             146,052            2003
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.926038           10.794460               -16.49%             151,785            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.284119           12.926038                -2.70%             612,166            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.693496           13.284119                13.60%             456,756            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.693496                16.93%              20,437            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.698125            11.692144                20.56%              31,218            2003
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.528493            9.698125                  1.78%              26,004            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.273545            9.528493                  2.75%              59,096            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.253125           9.273545                 -9.55%              32,664            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.253125                 2.53%                  50            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.784099            11.054993                62.95%               1,026            2003
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.116661            6.784099                -16.42%               1,554            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.682706            8.116661                 -6.52%               1,027            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.682706                -13.17%                   0            2000*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.500827            12.219653                62.91%               3,138            2003
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.500827                -24.99%                 501            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        1.910471            2.924207                 53.06%                 706            2003
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          3.386452            1.910471                -43.58%               2,064            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.997100            3.386452                -43.53%               3,729            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.997100                -40.03%                   0            2000*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.121827            10.897796                53.02%                 112            2003
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.121827                -28.78%                  12            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        12.756340           12.829335                 0.57%             713,859            2003
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.657054           12.756340                 9.43%             734,083            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.023698           11.657054                 5.75%           1,116,500            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.419132           11.023698                10.97%             508,979            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.859668           11.419132                -3.71%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.769867            4.934135                 30.88%              66,337            2003
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.364127            3.769867                -29.72%              73,157            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.570947            5.364127                -29.15%             295,386            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.450957           7.570947                -27.56%             273,531            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.450957                 4.51%              37,028            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        4.852467            6.489005                 33.73%                 701            2003
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.484565            4.852467                -25.17%                 701            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.218392            6.484565                -29.66%               1,444            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.218392                 -7.82%                   0            2000*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.761892            10.357459                33.44%               3,452            2003
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.761892                -22.38%               1,011            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        9.919273            10.553714                 6.40%              73,516            2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.919273                 -0.81%              25,848            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        9.516564            10.668780                12.11%             113,478            2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.516564                 -4.83%              59,750            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        9.020903            10.678199                18.37%             132,010            2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.020903                 -9.79%              43,425            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.574196            10.706793                24.87%              94,705            2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.574196                -14.26%              58,947            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.222834            10.691584                30.02%              12,333            2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.222834                -17.77%               4,329            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    5.065409            6.999166                 38.18%              81,342            2003
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.156718            5.065409                -37.90%              86,368            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.871593           8.156718                -31.29%             286,498            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.227539           11.871593               -16.56%             281,483            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.227539                42.28%              12,348            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.754184           10.669965                -0.78%             599,801            2003
Money Market Fund:
Class I - Q/NQ*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.776329           10.754184                -0.21%             809,165            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.550029           10.776329                 2.15%           1,351,456            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.542099           10.550029                 4.55%             531,050            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.164710           11.542099                 3.38%              50,504            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.390371            9.291859                 25.73%             404,335            2003
Nationwide Fund: Class
I - Q

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.069269            7.390371                -18.51%             444,760            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.431879           9.069269                -13.06%           1,210,645            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.808344           10.431879                -3.48%             952,292            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.808344                 8.08%              48,025            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        5.799437            7.780309                 34.16%              18,665            2003
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.883471            5.799437                -26.44%              18,906            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.848693            7.883471                -19.95%             109,497            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.391398           9.848693                -13.54%             106,910            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.391398                13.91%               1,738            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           13.557650                35.58%                 352            2003*
Worldwide Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       7.880865            10.433337                32.39%              58,911            2003
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.981329           7.880865                -34.22%              54,560            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.629995           11.981329               -12.10%             164,347            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.489018           13.629995               -17.34%             152,072            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           16.489018                64.89%                 210            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       11.067332           17.116946                54.66%              96,828            2003
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.410765           11.067332               -28.18%              92,559            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.185229           15.410765                26.47%             194,217            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.112696           12.185229                 9.65%             134,671            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.112696                11.13%               6,505            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   10.619233           14.765146                39.04%              96,866            2003
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.027737           10.619233               -18.49%              97,103            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.163507           13.027737                -8.02%             325,476            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.907833           14.163507                 7.38%             299,060            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.019028           19.907833                42.01%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      5.308709            6.293537                 18.55%             190,853            2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.404258            5.308709                -17.11%             190,689            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.309868            6.404258                -22.93%             487,459            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.309868                -16.90%             386,899            2000*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      2.395952            3.460388                 44.43%             149,533            2003
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          4.113987            2.395952                -41.76%             175,640            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.657082            4.113987                -38.20%             401,951            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.657082                -33.43%             289,716            2000*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      7.088099            10.283100                45.08%               2,380            2003
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.088099                -29.12%               4,904            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      4.424386            5.869016                 32.65%             139,894            2003
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.044151            4.424386                -26.80%             167,578            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.006468            6.044151                -24.51%             470,389            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.006468                -19.94%             327,658            2000*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      7.735029            10.261664                32.66%               7,089            2003
International Growth
Portfolio: Service II
Shares Q/Q

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.735029                -22.65%               4,151            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      8.155738            10.595804                29.92%              16,888            2003
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.246113           8.155738                -27.48%              15,883            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.581399           11.246113                -2.90%              55,575            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.613561           11.581399                -0.28%              40,127            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.613561                16.14%               4,403            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      7.007798            8.849433                 26.28%             133,337            2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.058649           7.007798                -30.33%             140,897            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.539428           10.058649               -25.71%             376,746            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.837719           13.539428                -8.75%             343,557            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.837719                48.38%               3,465            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      7.757913            10.333462                33.20%              27,374            2003
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.372420           7.757913                -25.21%              27,079            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.826755           10.372420                -4.20%              57,674            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.903103           10.826755                -0.70%              42,613            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.903103                 9.03%                3130            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      6.131117            7.592423                 23.83%             291,428            2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.611534            6.131117                -28.80%             311,877            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.708360           8.611534                -32.24%             916,594            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.519858           12.708360               -12.48%             875,332            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.519858                45.20%              13,379            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      7.861902            10.150676                29.11%             489,680            2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.901827           7.861902                -27.88%             518,312            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.648451           10.901827               -13.81%           1,221,516            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.856734           12.648451                -1.62%           1,007,367            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.856734                28.57%              50,682            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      7.100693            8.872059                 24.95%             526,573            2003
Account Funds -
Oppenheimer Main Street
Fund/VA: Initial Class
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.868722            7.100693                -19.94%             528,253            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.012734           8.868722                -11.43%           1,395,341            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.130917           10.012734               -10.05%           1,083,351            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.130917                11.31%              54,195            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Salomon Brothers          9.604723            13.167054                37.09%             485,806            2003
Variable Series Funds
Inc. - All Cap Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.998279           9.604723                -26.11%             483,313            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.937443           12.998279                 0.47%           1,191,038            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.096446           12.937443                16.59%             895,490            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.096446                10.96%              43,305            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Salomon Brothers          11.173659           13.683435                22.46%              80,102            2003
Variable Series Funds
Inc. - High Yield Bond
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.560020           11.173659                 5.81%              70,933            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.187456           10.560020                 3.66%             166,475            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.333319           10.187456                -1.41%             125,878            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.333319                 3.33%               3,249            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Salomon Brothers          8.584719            11.201350                30.48%             261,711            2003
Variable Series Funds
Inc. - Investors Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.314555           8.584719                -24.13%             270,583            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.972741           11.314555                -5.50%             583,402            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.536203           11.972741                13.63%             375,929            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.536203                 5.36%              15,554            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Salomon Brothers          9.490036            10.846543                14.29%             225,325            2003
Variable Series Funds
Inc. - Total Return
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.334575           9.490036                 -8.17%             199,952            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.566609           10.334575                -2.20%             298,721            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.930789            10.566609                 6.40%             174,110            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.930789                 -0.69%               9,159            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             14.537361           18.328077                26.08%               5,333            2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.498899           14.537361                 7.69%              19,164            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.435607           13.498899                 8.55%              26,999            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.321990           12.435607                 9.84%              27,654            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.321990                13.22%                   0            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.128753           17.801092                35.59%              50,994            2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.420828           13.128753                -2.18%              44,347            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.392833           13.420828                 8.30%              41,796            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.926566           12.392833                 3.91%              12,215            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         8.296039            12.612719                52.03%              28,284            2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.665393            8.296039                 -4.26%              29,794            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.951361            8.665393                 -3.19%             141,871            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.615759           8.951361                -42.68%             149,767            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           15.615759                56.16%               5,099            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.583147            13.708625                43.05%               4,752            2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.002743           9.583147                 -4.19%               3,058            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.328950           10.002743               -11.71%              11,606            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.313058           11.328950                 9.85%               7,795            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.313058                 3.13%               1,012            1999*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                            Optional Benefit Elected
 (Variable account charges of 1.80% of the daily net assets of the variable account)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          7.239159            9.195677                 27.03%                   0            2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.143128            7.239159                -20.82%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.143128                 -8.57%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          6.315842            7.722425                 22.27%                   0            2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.077259            6.315842                -21.81%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.077259                -19.23%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.017119            9.802600                 22.27%                   0            2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.017119                -19.83%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          7.941242            9.740138                 22.65%                   0            2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.941242                -20.59%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          9.193603            11.642748                26.64%                 566            2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.714519           9.193603                -14.19%                 586            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.714519                 7.15%                 367            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     7.229218            8.885654                 22.91%                   0            2003
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.572781            7.229218                -24.48%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.572781                 -4.27%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        7.582387            10.259199                35.30%                   0            2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.582387                -24.18%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      5.789644            7.163957                 23.74%                   0            2003
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.297819            5.789644                -30.23%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.297819                -17.02%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          7.507889            8.933660                 18.99%               3,774            2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.180055            7.507889                -18.22%               3,403            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.180055                 -8.20%               3,347            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.138147           11.445788                 2.76%               3,454            2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                          10.376556           11.138147                 7.34%               3,473            2002

                          ------------------- ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.376556                 3.77%               3,219            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              7.621790            9.746606                 27.88%               8,670            2003
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.351153            7.621790                -18.49%               7,362            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.351153                 -6.49%               6,109            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       5.937741            7.742473                 30.39%               2,370            2003
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.662895            5.937741                -31.46%               1,145            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.662895                -13.37%                 413            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         9.148912            11.407477                24.69%                 359            2003
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.991279            9.148912                  1.75%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.991279                -10.09%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     6.260692            8.804424                 40.63%                   0            2003
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.003854            6.260692                -21.78%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.003854                -19.96%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     7.703235            10.836673                40.68%                   0            2003
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.703235                -22.97%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           8.393570            10.579641                26.04%                 943            2003
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.436954            8.393570                -11.06%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.436954                 -5.63%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.987607            8.897314                 27.33%                   0            2003
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.113151            6.987607                -23.32%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.113151                 -8.87%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    7.418650            11.495520                54.95%                   0            2003
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.418650                -25.81%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        6.648734            8.581521                 29.07%                   0            2003
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.045019            6.648734                -26.49%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.045019                 -9.55%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     8.131783            10.752698                32.23%                 575            2003
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.777299            8.131783                -16.83%                 595            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.777299                 -2.23%                 374            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       10.015702           12.026082                20.07%                   0            2003
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.880603            10.015702                 1.37%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.880603                 -1.19%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.498101            12.169042                62.29%                   0            2003
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.007498            7.498101                -16.76%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.007498                 -9.93%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.480416            12.137097                62.25%                   0            2003
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.480416                -25.20%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        4.467990            6.811128                 52.44%                   0            2003
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.952212            4.467990                -43.81%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.952212                -20.48%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.102429            10.824125                52.40%                   0            2003
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.102429                -28.98%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.325598           11.344180                 0.16%               9,658            2003
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.391755           11.325598                 8.99%               9,788            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.391755                 3.92%               9,012            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        5.950233            7.756306                 30.35%                   0            2003
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.501113            5.950233                -30.01%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.501113                -14.99%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        5.787439            7.707961                 33.18%                   0            2003
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.765578            5.787439                -25.47%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.765578                -22.34%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.740771            10.287431                32.90%                   0            2003
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.740771                -22.59%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        9.881785            10.471187                 5.96%                   0            2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.881785                 -1.18%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        9.480584            10.585351                11.65%                   0            2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.480584                 -5.19%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.986775            10.594686                17.89%                   0            2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.986775                -10.13%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.541750            10.623053                24.37%                   0            2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.541750                -14.58%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.191707            10.607956                29.50%                   0            2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.191707                -18.08%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    4.836994            6.656467                 37.62%                   0            2003
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.820742            4.836994                -38.15%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.820742                -21.79%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.005010           9.886390                 -1.19%                   0            2003
Money Market Fund:
Class I - Q/NQ*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.066450           10.005010                -0.61%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.066450                 0.66%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.514858            9.410089                 25.22%               2,190            2003
Nationwide Fund: Class
I - Q

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.259660            7.514858                -18.84%               2,191            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.259660                 -7.40%                 747            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.491676            8.673706                 33.61%                   0            2003
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.860486            6.491676                -26.73%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.860486                -11.40%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           13.520940                35.21%                   0            2003*
Worldwide Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       6.314638            8.325974                 31.85%                   0            2003
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.639387            6.314638                -34.49%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.639387                 -3.61%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       6.923267            10.664313                54.04%                   0            2003
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.679705            6.923267                -28.48%               1,704            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.679705                 -3.20%                 765            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   7.773862            10.765129                38.48%                   0            2003
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.575938            7.773862                -18.82%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.575938                 -4.24%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.855957            8.094887                 18.07%               1,139            2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.304559            6.855957                -17.44%                 759            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.304559                -16.95%                 465            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      4.301020            6.186671                 43.84%                   0            2003
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.415247            4.301020                -42.00%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.415247                -25.85%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      7.068798            10.213590                44.49%                   0            2003
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.068798                -29.31%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.056370            8.001325                 32.11%                   0            2003
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.307366            6.056370                -27.10%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.307366                -16.93%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      7.713978            10.192274                32.13%                   0            2003
International Growth
Portfolio: Service II
Shares Q/Q

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.713978                -22.86%                   0            2002*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      6.713388            8.686579                 29.39%                   0            2003
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.295020            6.713388                -27.77%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.295020                 -7.05%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      5.912277            7.435761                 25.77%                   0            2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.520849            5.912277                -30.61%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.520849                -14.79%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      7.059667            9.365309                 32.66%                   0            2003
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.477381            7.059667                -25.51%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.477381                 -5.23%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      6.244401            7.701372                 23.33%                 811            2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.806446            6.244401                -29.09%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.806446                -11.94%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      6.224132            8.003559                 28.59%               4,128            2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.666023            6.224132                -28.18%               3,701            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.666023                -13.34%               3,638            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      7.290184            9.071919                 24.44%               6,135            2003
Account Funds -
Oppenheimer Main Street
Fund/VA: Initial Class
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.142540            7.290184                -20.26%               5,836            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.142540                 -8.57%               5,491            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Salomon Brothers          6.927112            9.457867                 36.53%               1,985            2003
Variable Series Funds
Inc. - All Cap Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.412876            6.927112                -26.41%               1,986            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.412876                 -5.87%                 737            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Salomon Brothers          10.483481           12.786189                21.97%                   0            2003
Variable Series Funds
Inc. - High Yield Bond
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.948080            10.483481                 5.38%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.948080                 -0.52%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Salomon Brothers          6.896748            8.962427                 29.95%               3,472            2003
Variable Series Funds
Inc. - Investors Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.126935            6.896748                -24.44%               3,472            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.126935                 -8.73%               3,415            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Salomon Brothers          8.979678            10.221619                13.83%                 625            2003
Variable Series Funds
Inc. - Total Return
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.818657            8.979678                 -8.54%                 493            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.818657                 -1.81%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             11.666445           14.648936                25.56%                   0            2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.877171           11.666445                 7.26%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.877171                 8.77%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Sub-Accounts              Accumulation Unit   Accumulation Unit   Percent Change in   Number of             Period
                          Value at            Value at End of     Accumulation Unit   Accumulation
                          Beginning of        Period              Value               Units at End of
                          Period                                                      Period

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.427338           14.081002                35.04%                   0            2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.702739           10.427338                -2.57%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.702739                 7.03%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.138778            13.837730                51.42%                   0            2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.584588            9.138778                 -4.65%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.584588                 -4.15%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         8.293482            11.815692                42.47%                   0            2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.691888            8.293482                 -4.58%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.691888                -13.08%                   0            2001*

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Appendix C: Contract Types and Tax Information



Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     a)   the contract value on the day before the withdrawal; and

     b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

Individual Retirement Annuities

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Investment-Only Contracts (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities

Distributions from Individual Retirement Annuities are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life

     (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a) the death of the annuitant will be treated as the death of a contract owner;

b)   any change of annuitant will be treated as the death of a contract owner;
     and

c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or IRA, will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.

The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

                       Statement of Additional Information

                                   May 1, 2004

                       Deferred Variable Annuity Contracts
                   Issued by Nationwide Life Insurance Company through its Nationwide Variable Account - 8

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2004. The prospectus may be obtained from Nationwide Life Insurance Company by writing Nationwide Life Insurance Company, One Nationwide Plaza RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                                                                              Page

General Information and History..................................................................................................1
Services.........................................................................................................................1
Purchase of Securities Being Offered.............................................................................................1
Underwriters.....................................................................................................................1
Annuity Payments.................................................................................................................1
Financial Statements.............................................................................................................2


General Information and History


Nationwide Variable Account-8 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.


Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account-8 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus Ohio 43215.


Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, ("NISC") One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2003, 2002 and 2001, no underwriting commissions were paid by Nationwide to NISC.


Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-8:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-8

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31,2003

Assets:
   Investments at fair value:
      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         376,600 shares (cost $2,535,063) ................................................   $  2,474,262
      American Century VP - International Fund - Class I (ACVPInt)
         749,897 shares (cost $7,647,921) ................................................      4,821,838
      American Century VP - International Fund - Class III (ACVPInt3)
         62,731 shares (cost $329,592) ...................................................        403,357
      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         1,706 shares (cost $14,535) .....................................................         15,666
      American Century VP - Value Fund - Class I (ACVPVal)
         717,723 shares (cost $4,920,835) ................................................      5,591,061
      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         15,227 shares (cost $178,170) ...................................................        184,246
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         16,785 shares (cost $191,579) ...................................................        220,047
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         151,570 shares (cost $5,580,168) ................................................      3,605,838
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         105,952 shares (cost $3,914,671) ................................................      3,646,873
      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         434,438 shares (cost $4,808,767) ................................................      5,143,743
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         495,538 shares (cost $11,281,698) ...............................................     11,451,890
      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         667,998 shares (cost $30,464,887) ...............................................     20,654,512
      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         258,834 shares (cost $1,722,045) ................................................      1,791,133
      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         164,237 shares (cost $3,357,670) ................................................      2,550,608
      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         14,955 shares (cost $179,259) ...................................................        232,107
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         661,713 shares (cost $15,529,045) ...............................................     15,259,103
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         133,241 shares (cost $2,459,437) ................................................      2,006,607
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPVaIS)
         20,836 shares (cost $220,856) ...................................................        258,159
      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         78,998 shares (cost $895,611) ...................................................        785,242
      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         510,078 shares (cost $6,823,274) ................................................      7,533,854

                         NATIONWIDE VARIABLE ACCOUNT-8

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         1,153 shares (cost $9,018) ......................................................   $     11,345
      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         4,873 shares (cost $42,431) .....................................................         47,953
      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         108,780 shares (cost $835,256) ..................................................        872,415
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         558 shares (cost $2,188) ........................................................          2,072
      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         2,672 shares (cost $9,133) ......................................................          9,993
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,367,470 shares (cost $16,250,007) .............................................     16,587,408
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         108,608 shares (cost $1,882,918) ................................................      1,083,912
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         13,201 shares (cost $119,189) ...................................................        138,477
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         88,062 shares (cost $879,249) ...................................................        908,797
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         205,376 shares (cost $1,953,248) ................................................      2,164,668
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         111,170 shares (cost $1,023,695) ................................................      1,178,406
      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         157,479 shares (cost $1,532,740) ................................................      1,650,379
      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         1,329 shares (cost $8,088) ......................................................          8,396
      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         5,657 shares (cost $29,855) .....................................................         35,755
      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         73,288 shares (cost $2,825,149) .................................................      1,572,036
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         11,189,894 shares (cost $11,189,894) ............................................     11,189,894
      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         865,946 shares (cost $10,224,973) ...............................................      8,893,269
      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         2,790 shares (cost $27,488) .....................................................         27,869
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         123,769 shares (cost $2,018,639) ................................................      1,605,285
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         273,267 shares (cost $2,632,598) ................................................      3,158,961
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         193,231 shares (cost $4,048,602) ................................................      4,198,910
      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         6,055 shares (cost $15,025) .....................................................         19,134
      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         75,816 shares (cost $936,551) ...................................................        706,608

                                                                     (Continued)

      Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         7,525 shares (cost $57,671) .....................................................         70,131
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         121,210 shares (cost $2,879,780) ................................................   $  2,506,613
      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         21,378 shares (cost $71,085) ....................................................         76,748
      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         287,685 shares (cost $1,734,832) ................................................      1,015,528
      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         7,073 shares (cost $123,694) ....................................................        162,827
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         77,983 shares (cost $2,139,638) .................................................      1,785,030
      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         49,887 shares (cost $716,463) ...................................................        697,427
      Neuberger Berman AMT - Mid Cap Growth Portfolio(R)(NBAMTMCGr)
         188,165 shares (cost $4,407,550) ................................................      2,884,565
      Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
         40,023 shares (cost $601,540) ...................................................        616,349
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         152,402 shares (cost $10,330,574) ...............................................      5,594,668
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         299,383 shares (cost $12,989,638) ...............................................     10,388,578
      Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
         578,927 shares (cost $12,295,023) ...............................................     11,115,390
      Salomon Brothers VSF Inc.All Cap Fund (SalBrCap)
         944,795 shares (cost $14,360,951) ...............................................     14,757,692
      Salomon Brothers VSF Inc.High Yield Bond Fund (SalBrHYBd)
         294,367 shares (cost $2,569,326) ................................................      2,787,655
      Salomon Brothers VSF Inc. Investors Fund (SalBrInv)
         502,157 shares (cost $6,494,088) ................................................      6,372,378
      Salomon Brothers VSF Inc. Total Return Fund (SalBrTotRet)
         359,737 shares (cost $3,722,810) ................................................      3,867,171
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         107,459 shares (cost $1,226,018) ................................................      1,305,630
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         10,812 shares (cost $122,197) ...................................................        160,772
      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         18,945 shares (cost $139,918) ...................................................        171,261
      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         89,579 shares (cost $1,100,941) .................................................      1,395,641
                                                                                             ------------
            Total investments ............................................................    212,434,142
   Accounts receivable ...................................................................          5,003
                                                                                             ------------
            Total assets .................................................................    212,439,145
Accounts payable .........................................................................             --
                                                                                             ------------
Contract owners' equity (note 4) .........................................................   $212,439,145
                                                                                             ============

See accompanying notes to financial statements.

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NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                         Total      ACVPIncGr     ACVPInt    ACVPInt3
                                                     ------------   ---------   ----------   --------
Investment activity:
   Reinvested dividends ..........................   $  2,062,651     25,077        33,372     2,167
   Mortality and expense risk charges (note 2) ...     (2,690,710)   (27,983)      (61,351)   (4,284)
                                                     ------------   --------    ----------   -------
      Net investment income (loss) ...............       (628,059)    (2,906)      (27,979)   (2,117)
                                                     ------------   --------    ----------   -------

   Proceeds from mutual fund shares sold .........     30,397,062    179,114       669,860    45,380
   Cost of mutual fund shares sold ...............    (42,644,296)  (249,308)   (1,439,702)  (55,493)
                                                     ------------   --------    ----------   -------
      Realized gain (loss) on investments ........    (12,247,234)   (70,194)     (769,842)  (10,113)
   Change in unrealized gain (loss)
      on investments .............................     52,951,928    576,706     1,698,293    89,813
                                                     ------------   --------    ----------   -------
      Net gain (loss) on investments .............     40,704,694    506,512       928,451    79,700
                                                     ------------   --------    ----------   -------
   Reinvested capital gains ......................         79,081         --            --        --
                                                     ------------   --------    ----------   -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 40,155,716    503,606       900,472    77,583
                                                     ============   ========    ==========   =======

                                                     ACVUltra    ACVPVal    CSLCapV   DrySmCapIxS
                                                     --------   ---------   -------   -----------
Investment activity:
   Reinvested dividends ..........................       --        51,251     1,228        350
   Mortality and expense risk charges (note 2) ...      (79)      (66,532)   (2,297)    (1,092)
                                                      -----     ---------   -------     ------
      Net investment income (loss) ...............      (79)      (15,281)   (1,069)      (742)
                                                      -----     ---------   -------     ------

   Proceeds from mutual fund shares sold .........       72       490,764    14,771      4,092
   Cost of mutual fund shares sold ...............      (74)     (461,243)  (17,797)    (3,261)
                                                      -----     ---------   -------     ------
      Realized gain (loss) on investments ........       (2)       29,521    (3,026)       831
   Change in unrealized gain (loss)
      on investments .............................    1,156     1,174,588    38,812     28,487
                                                      -----     ---------   -------     ------
      Net gain (loss) on investments .............    1,154     1,204,109    35,786     29,318
                                                      -----     ---------   -------     ------
   Reinvested capital gains ......................       --            --        --      1,115
                                                      -----     ---------   -------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    1,075     1,188,828    34,717     29,691
                                                      =====     =========   =======     ======

                                                       DrySRGro    DryVIFApp   FedQualBd    FidVIPEIS
                                                     -----------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................   $     3,685     46,438     172,483       165,506
   Mortality and expense risk charges (note 2) ...       (47,328)   (46,318)    (72,623)     (134,657)
                                                     -----------   --------    --------    ----------
      Net investment income (loss) ...............       (43,643)       120      99,860        30,849
                                                     -----------   --------    --------    ----------

   Proceeds from mutual fund shares sold .........       652,605    418,363     706,307     1,227,009
   Cost of mutual fund shares sold ...............    (1,258,698)  (576,827)   (615,432)   (1,605,419)
                                                     -----------   --------    --------    ----------
      Realized gain (loss) on investments ........      (606,093)  (158,464)     90,875      (378,410)
   Change in unrealized gain (loss)
      on investments .............................     1,378,489    758,051     (34,771)    2,800,271
                                                     -----------   --------    --------    ----------
      Net gain (loss) on investments .............       772,396    599,587      56,104     2,421,861
                                                     -----------   --------    --------    ----------
   Reinvested capital gains ......................            --         --          --            --
                                                     -----------   --------    --------    ----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................   $   728,753    599,707     155,964     2,452,710
                                                     ===========   ========    ========    ==========

                                                      FidVIPGrS   FidVIPHIS   FidVIPOvS   FidVIPOvSR
                                                     ----------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................       36,566    102,937       16,230      1,034
   Mortality and expense risk charges (note 2) ...     (260,783)   (22,044)     (29,419)    (2,157)
                                                     ----------   --------    ---------    -------
      Net investment income (loss) ...............     (224,217)    80,893      (13,189)    (1,123)
                                                     ----------   --------    ---------    -------

   Proceeds from mutual fund shares sold .........    2,210,152    308,650      251,011     31,460
   Cost of mutual fund shares sold ...............   (4,290,580)  (463,608)    (509,328)   (39,766)
                                                     ----------   --------    ---------    -------
      Realized gain (loss) on investments ........   (2,080,428)  (154,958)    (258,317)    (8,306)
   Change in unrealized gain (loss)
      on investments .............................    7,327,858    420,234    1,019,858     69,050
                                                     ----------   --------    ---------    -------
      Net gain (loss) on investments .............    5,247,430    265,276      761,541     60,744
                                                     ----------   --------    ---------    -------
   Reinvested capital gains ......................           --         --           --         --
                                                     ----------   --------    ---------    -------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................    5,023,213    346,169      748,352     59,621
                                                     ==========   ========    =========    =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                      FidVIPConS   FidVIPGrOpS   FidVIPVaIS   GVITCVal
                                                     -----------   -----------   ----------   --------
Investment activity:
   Reinvested dividends ..........................   $    48,789      13,241           --        8,852
   Mortality and expense risk charges (note 2) ...      (189,598)    (26,752)      (1,669)      (9,548)
                                                     -----------    --------      -------     --------
      Net investment income (loss) ...............      (140,809)    (13,511)      (1,669)        (696)
                                                     -----------    --------      -------     --------

   Proceeds from mutual fund shares sold .........     1,669,964     458,095       24,351      122,036
   Cost of mutual fund shares sold ...............    (2,280,631)   (753,237)     (19,395)    (204,011)
                                                     -----------    --------      -------     --------
      Realized gain (loss) on investments ........      (610,667)   (295,142)       4,956      (81,975)
   Change in unrealized gain (loss)
      on investments .............................     3,991,016     762,692       37,708      262,527
                                                     -----------    --------      -------     --------
      Net gain (loss) on investments .............     3,380,349     467,550       42,664      180,552
                                                     -----------    --------      -------     --------
   Reinvested capital gains ......................            --          --        1,550           --
                                                     -----------    --------      -------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 3,239,540     454,039       42,545      179,856
                                                     ===========    ========      =======     ========

                                                     GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITFHiInc
                                                     ------------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................        30,839          53             46         58,879
   Mortality and expense risk charges (note 2) ...       (92,763)       (122)          (162)       (11,038)
                                                      ----------      ------         ------       --------
      Net investment income (loss) ...............       (61,924)        (69)          (116)        47,841
                                                      ----------      ------         ------       --------

   Proceeds from mutual fund shares sold .........       934,271       3,727          3,029        111,806
   Cost of mutual fund shares sold ...............    (1,000,467)     (4,850)        (2,994)      (122,252)
                                                      ----------      ------         ------       --------
      Realized gain (loss) on investments ........       (66,196)     (1,123)            35        (10,446)
   Change in unrealized gain (loss)
      on investments .............................     2,024,713       5,591          5,620        106,025
                                                      ----------      ------         ------       --------
      Net gain (loss) on investments .............     1,958,517       4,468          5,655         95,579
                                                      ----------      ------         ------       --------
   Reinvested capital gains ......................            46          --             --             --
                                                      ----------      ------         ------       --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     1,896,639       4,399          5,539        143,420
                                                      ==========      ======         ======       ========

                                                     GVITGITech   GVITGITech3    GVITGvtBd   GVITGrowth
                                                     ----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................    $    --           --         541,563         196
   Mortality and expense risk charges (note 2) ...        (52)         (59)       (246,622)    (13,495)
                                                      -------       ------      ----------    --------
      Net investment income (loss) ...............        (52)         (59)        294,941     (13,299)
                                                      -------       ------      ----------    --------

   Proceeds from mutual fund shares sold .........      3,997        2,644       3,263,254     112,272
   Cost of mutual fund shares sold ...............     (4,315)      (2,182)     (2,973,552)   (356,489)
                                                      -------       ------      ----------    --------
      Realized gain (loss) on investments ........       (318)         462         289,702    (244,217)
   Change in unrealized gain (loss)
      on investments .............................      2,440          869        (510,495)    512,640
                                                      -------       ------      ----------    --------
      Net gain (loss) on investments .............      2,122        1,331        (220,793)    268,423
                                                      -------       ------      ----------    --------
   Reinvested capital gains ......................         --           --          23,250          --
                                                      -------       ------      ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $ 2,070        1,272          97,398     255,124
                                                      =======       ======      ==========    ========

                                                     GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                                                     ---------   ---------   ---------   ------------
Investment activity:
   Reinvested dividends ..........................      1,213      15,833      23,673       10,625
   Mortality and expense risk charges (note 2) ...     (1,188)     (8,261)    (16,382)      (9,998)
                                                      -------    --------     -------      -------
      Net investment income (loss) ...............         25       7,572       7,291          627
                                                      -------    --------     -------      -------

   Proceeds from mutual fund shares sold .........     29,965     121,368      59,813       27,268
   Cost of mutual fund shares sold ...............    (24,318)   (117,743)    (62,903)     (29,816)
                                                      -------    --------     -------      -------
      Realized gain (loss) on investments ........      5,647       3,625      (3,090)      (2,548)
   Change in unrealized gain (loss)
      on investments .............................     18,276      29,027     217,743      179,988
                                                      -------    --------     -------      -------
      Net gain (loss) on investments .............     23,923      32,652     214,653      177,440
                                                      -------    --------     -------      -------
   Reinvested capital gains ......................      1,529       3,367         827           --
                                                      -------    --------     -------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     25,477      43,591     222,771      178,067
                                                      =======    ========     =======      =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                     GVITIDModCon   GVITIntGro   GVITIntGro3   GVITSMdCpGr
                                                     ------------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................     $ 27,298          --            --             --
   Mortality and expense risk charges (note 2) ...      (16,273)        (94)         (227)       (20,160)
                                                       --------       -----         -----       --------
      Net investment income (loss) ...............       11,025         (94)         (227)       (20,160)
                                                       --------       -----         -----       --------

   Proceeds from mutual fund shares sold .........       53,507         205           336        218,779
   Cost of mutual fund shares sold ...............      (53,838)       (249)         (349)      (523,830)
                                                       --------       -----         -----       --------
      Realized gain (loss) on investments ........         (331)        (44)          (13)      (305,051)
   Change in unrealized gain (loss)
      on investments .............................      137,152       2,279         6,534        789,293
                                                       --------       -----         -----       --------
      Net gain (loss) on investments .............      136,821       2,235         6,521        484,242
                                                       --------       -----         -----       --------
   Reinvested capital gains ......................        2,640          --            --             --
                                                       --------       -----         -----       --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations...............................     $150,486       2,141         6,294        464,082
                                                       ========       =====         =====       ========

                                                      GVITMyMkt   GVITNWFund   GVITNStrVal   GVITSmCapGr
                                                     ----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................       80,904       45,908          8             --
   Mortality and expense risk charges (note 2) ...     (180,261)    (116,424)      (321)       (20,103)
                                                     ----------   ----------      -----       --------
      Net investment income (loss) ...............      (99,357)     (70,516)      (313)       (20,103)
                                                     ----------   ----------      -----       --------

   Proceeds from mutual fund shares sold .........    6,432,256    1,379,891        349        144,550
   Cost of mutual fund shares sold ...............   (6,432,256)  (3,017,360)      (425)      (242,527)
                                                     ----------   ----------      -----       --------
      Realized gain (loss) on investments ........           --   (1,637,469)       (76)       (97,977)
   Change in unrealized gain (loss)
      on investments .............................           --    3,609,507      7,915        519,372
                                                     ----------   ----------      -----       --------
      Net gain (loss) on investments .............           --    1,972,038      7,839        421,395
                                                     ----------   ----------      -----       --------
   Reinvested capital gains ........................         --           --         --             --
                                                     ----------   ----------      -----       --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations...............................      (99,357)   1,901,522      7,526        401,292
                                                     ==========   ==========      =====       ========

                                                     GVITSmCapVal   GVITSmComp   GVITTGroFo3    GVITWLead
                                                     ------------   ----------   -----------    ---------
Investment activity:
   Reinvested dividends ..........................    $       13           --          --             --
   Mortality and expense risk charges (note 2) ...       (35,582)     (50,169)       (179)        (8,744)
                                                      ----------    ---------       -----       --------
      Net investment income (loss) ...............       (35,569)     (50,169)       (179)        (8,744)
                                                      ----------    ---------       -----       --------

   Proceeds from mutual fund shares sold .........       445,836      346,868         178         89,367
   Cost of mutual fund shares sold ...............      (551,354)    (440,106)       (152)      (164,709)
                                                      ----------    ---------       -----       --------
      Realized gain (loss) on investments ........      (105,518)     (93,238)         26        (75,342)
   Change in unrealized gain (loss)
      on investments .............................     1,280,988    1,346,206       4,422        270,575
                                                      ----------    ---------       -----       --------
      Net gain (loss) on investments .............     1,175,470    1,252,968       4,448        195,233
                                                      ----------    ---------       -----       --------
   Reinvested capital gains ......................            --           --          --             --
                                                      ----------    ---------       -----       --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations...............................    $1,139,901    1,202,799       4,269        186,489
                                                      ==========    =========       =====       ========

                                                     GVITWLead3   JanCapAp   JanGlTechS2   JanGlTech
                                                     ----------   --------   -----------   ---------
Investment activity:
   Reinvested dividends ..........................         --        5,654          --           --
   Mortality and expense risk charges (note 2) ...       (413)     (33,076)       (438)     (12,370)
                                                       ------     --------     -------     --------
      Net investment income (loss) ...............       (413)     (27,422)       (438)     (12,370)
                                                       ------     --------     -------     --------

   Proceeds from mutual fund shares sold .........      3,129      410,018      25,543      144,321
   Cost of mutual fund shares sold ...............     (2,718)    (758,743)    (32,268)    (535,403)
                                                       ------     --------     -------     --------
      Realized gain (loss) on investments ........        411     (348,725)     (6,725)    (391,082)
   Change in unrealized gain (loss)
      on investments .............................     12,460      783,529      13,764      722,396
                                                       ------     --------     -------     --------
      Net gain (loss) on investments .............     12,871      434,804       7,039      331,314
                                                       ------     --------     -------     --------
   Reinvested capital gains ......................         --           --          --           --
                                                       ------     --------     -------     --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations...............................     12,458      407,382       6,601      318,944
                                                       ======     ========     =======     ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                     JanIntGroS2   JanIntGro   NBAMTGuard   NBAMTMCGr
                                                     -----------   ---------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................    $  1,218       14,971       5,338           --
   Mortality and expense risk charges (note 2) ...      (1,723)     (21,848)     (8,220)     (36,366)
                                                      --------     --------     -------     --------
      Net investment income (loss) ...............        (505)      (6,877)     (2,882)     (36,366)
                                                      --------     --------     -------     --------

   Proceeds from mutual fund shares sold .........      31,605      304,443      28,875      299,971
   Cost of mutual fund shares sold ...............     (38,737)    (589,305)    (41,810)    (546,922)
                                                      --------     --------     -------     --------
      Realized gain (loss) on investments ........      (7,132)    (284,862)    (12,935)    (246,951)
   Change in unrealized gain (loss)
      on investments .............................      47,425      736,195     175,154      896,506
                                                      --------     --------     -------     --------
      Net gain (loss) on investments .............      40,293      451,333     162,219      649,555
                                                      --------     --------     -------     --------
   Reinvested capital gains ......................          --           --          --           --
                                                      --------     --------     -------     --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    $ 39,788      444,456     159,337      613,189
                                                      ========     ========     =======     ========

                                                     NBAMTPart    OppAggGro    OppCapAp     OppMSFund
                                                     ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................         --            --       36,612       95,074
   Mortality and expense risk charges (note 2) ...     (7,469)      (73,525)    (130,693)    (139,588)
                                                      -------    ----------   ----------   ----------
      Net investment income (loss) ...............     (7,469)      (73,525)     (94,081)     (44,514)
                                                      -------    ----------   ----------   ----------

   Proceeds from mutual fund shares sold .........     26,298       636,315    1,288,835    1,015,923
   Cost of mutual fund shares sold ...............    (31,044)   (1,870,481)  (2,249,713)  (1,457,792)
                                                      -------    ----------   ----------   ----------
      Realized gain (loss) on investments ........     (4,746)   (1,234,166)    (960,878)    (441,869)
   Change in unrealized gain (loss)
      on investments .............................    166,024     2,406,776    3,443,160    2,722,243
                                                      -------    ----------   ----------   ----------
      Net gain (loss) on investments .............    161,278     1,172,610    2,482,282    2,280,374
                                                      -------    ----------   ----------   ----------
   Reinvested capital gains ......................         --            --           --           --
                                                      -------    ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    153,809     1,099,085    2,388,201    2,235,860
                                                      =======    ==========   ==========   ==========

                                                       SalBrCap    SalBrHYBd    SalBrInv   SalBrTotRet
                                                     -----------   ---------   ---------   -----------
Investment activity:
   Reinvested dividends ..........................   $    32,321    166,358       78,514      58,795
   Mortality and expense risk charges (note 2) ...      (175,281)   (34,935)     (76,298)    (49,445)
                                                     -----------   --------    ---------    --------
      Net investment income (loss) ...............      (142,960)   131,423        2,216       9,350
                                                     -----------   --------    ---------    --------

   Proceeds from mutual fund shares sold .........     1,179,416    246,179      677,573     385,302
   Cost of mutual fund shares sold ...............    (1,470,183)  (249,905)    (925,163)   (416,854)
                                                     -----------   --------    ---------    --------
      Realized gain (loss) on investments ........      (290,767)    (3,726)    (247,590)    (31,552)
   Change in unrealized gain (loss)
      on investments .............................     4,403,781    367,749    1,688,907     457,829
                                                     -----------   --------    ---------    --------
      Net gain (loss) on investments .............     4,113,014    364,023    1,441,317     426,277
                                                     -----------   --------    ---------    --------
   Reinvested capital gains ......................            --         --           --      44,757
                                                     -----------   --------    ---------    --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................   $ 3,970,054    495,446    1,443,533     480,384
                                                     ===========   ========    =========    ========

                                                     VEWrldEMkt   VEWrldHAs    VKEmMkt   VKUSRealEst
                                                     ----------   ---------   --------   -----------
Investment activity:
   Reinvested dividends ..........................      1,115         424           --          --
   Mortality and expense risk charges (note 2) ...    (13,966)     (1,608)      (2,476)    (15,779)
                                                      -------      ------     --------     -------
      Net investment income (loss) ...............    (12,851)     (1,184)      (2,476)    (15,779)
                                                      -------      ------     --------     -------

   Proceeds from mutual fund shares sold .........     64,310       2,382      257,821      99,211
                                                      -------      ------     --------     -------
   Cost of mutual fund shares sold ...............    (96,800)     (2,433)    (262,397)    (92,779)
                                                      -------      ------     --------     -------
      Realized gain (loss) on investments ........    (32,490)        (51)      (4,576)      6,432
   Change in unrealized gain (loss)
      on investments .............................    486,116      47,591       46,787     360,018
                                                      -------      ------     --------     -------
      Net gain (loss) on investments .............    453,626      47,540       42,211     366,450
                                                      -------      ------     --------     -------
   Reinvested capital gains ......................         --          --           --          --
                                                      -------      ------     --------     -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    440,775      46,356       39,735     350,671
                                                      =======      ======     ========     =======

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                           Total                   ACVPIncGr
                                                --------------------------   ---------------------
                                                    2003           2002         2003        2002
                                                ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) .............   $   (628,059)     (426,449)     (2,906)     (6,597)
   Realized gain (loss) on investments ......    (12,247,234)  (21,867,203)    (70,194)   (186,694)
   Change in unrealized gain (loss)
      on investments ........................     52,951,928   (22,495,332)    576,706    (311,482)
   Reinvested capital gains .................         79,081       832,366          --          --
                                                ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     40,155,716   (43,956,618)    503,606    (504,773)
                                                ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     10,122,907    28,534,926     115,087     312,761
   Transfers between funds ..................             --            --     177,249    (112,699)
   Redemptions (note 3) .....................    (20,323,535)  (33,361,306)   (115,087)   (247,302)
   Annual contract maintenance charges
      (note 2) ..............................        (44,995)      (44,342)       (440)       (479)
   Contingent deferred sales charges
      (note 2) ..............................       (411,955)     (420,098)     (2,353)     (5,150)
   Adjustments to maintain reserves .........          5,677       (16,460)        (16)        (31)
                                                ------------   -----------   ---------   ---------
         Net equity transactions ............    (10,651,901)   (5,307,280)    174,440     (52,900)
                                                ------------   -----------   ---------   ---------

Net change in contract owners' equity .......     29,503,815   (49,263,898)    678,046    (557,673)
Contract owners' equity beginning
   of period ................................    182,935,330   232,199,228   1,796,233   2,353,906
                                                ------------   -----------   ---------   ---------
Contract owners' equity end of period........   $212,439,145   182,935,330   2,474,279   1,796,233
                                                ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................     22,694,462    24,153,291     250,186     260,646
                                                ------------   -----------   ---------   ---------
   Units purchased ..........................      2,201,779     3,048,446      42,619      69,249
   Units redeemed ...........................     (3,613,599)   (4,507,275)    (22,602)    (79,709)
                                                ------------   -----------   ---------   ---------
   Ending units .............................     21,282,642    22,694,462     270,203     250,186
                                                ============   ===========   =========   =========

                                                        ACVPInt               ACVPInt3
                                                ----------------------   -----------------
                                                   2003        2002        2003      2002
                                                ---------   ----------   -------   -------
Investment activity:
   Net investment income (loss) .............     (27,979)     (33,363)   (2,117)   (1,031)
   Realized gain (loss) on investments ......    (769,842)  (1,751,499)  (10,113)   (1,615)
   Change in unrealized gain (loss)
      on investments ........................   1,698,293      343,842    89,813   (16,048)
   Reinvested capital gains .................          --           --        --        --
                                                ---------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     900,472   (1,441,020)   77,583   (18,694)
                                                ---------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............          --       87,467     2,963   111,429
   Transfers between funds ..................    (222,138)    (763,149)  147,156   116,561
   Redemptions (note 3) .....................    (377,309)    (659,163)  (11,297)  (22,179)
   Annual contract maintenance charges
      (note 2) ..............................      (1,040)      (1,339)      (55)      (16)
   Contingent deferred sales charges
      (note 2) ..............................      (6,634)      (8,055)      (26)      (60)
   Adjustments to maintain reserves .........         (17)         (60)       --        (6)
                                                ---------   ----------   -------   -------
         Net equity transactions ............    (607,138)  (1,344,299)  138,741   205,729
                                                ---------   ----------   -------   -------

Net change in contract owners' equity .......     293,334   (2,785,319)  216,324   187,035
Contract owners' equity beginning
   of period ................................   4,528,535    7,313,854   187,035        --
                                                ---------   ----------   -------   -------
Contract owners' equity end of period........   4,821,869    4,528,535   403,359   187,035
                                                =========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ..........................     688,081      872,497    23,266        --
                                                ---------   ----------   -------   -------
   Units purchased ..........................          --       12,084    20,799    25,329
   Units redeemed ...........................     (91,306)    (196,500)   (3,195)   (2,063)
                                                ---------   ----------   -------   -------
   Ending units .............................     596,775      688,081    40,870    23,266
                                                =========   ==========   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   ACVPUltra             ACVPVal               CSLCapV          DrySmCapIxS
                                                ---------------   ---------------------   -----------------   ---------------
                                                  2003     2002      2003        2002       2003      2002      2003     2002
                                                -------   -----   ---------   ---------   -------   -------   -------   -----
Investment activity:
   Net investment income (loss) .............   $   (79)     (6)    (15,281)    (26,588)   (1,069)     (834)     (742)    (11)
   Realized gain (loss) on investments ......        (2)   (230)     29,521      52,419    (3,026)   (1,958)      831    (302)
   Change in unrealized gain (loss)
      on investments ........................     1,156     (26)  1,174,588    (968,739)   38,812   (51,832)   28,487     (19)
   Reinvested capital gains .................        --      --          --     231,117        --        --     1,115      --
                                                -------   -----   ---------   ---------   -------   -------   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,075    (262)  1,188,828    (711,791)   34,717   (54,624)   29,691    (332)
                                                -------   -----   ---------   ---------   -------   -------   -------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     1,337     636     260,371   1,398,457       (57)       --    39,050     245
   Transfers between funds ..................    12,648   1,076     183,249     366,874    (6,665)   (5,648)  148,008   3,834
   Redemptions (note 3) .....................        --    (841)   (356,641)   (670,845)   (5,735)       --      (390)     --
   Annual contract maintenance charges
      (note 2) ..............................        (4)     --      (1,370)     (1,019)       --        --       (50)     (7)
   Contingent deferred sales charges
      (note 2) ..............................        --      --      (8,239)     (8,959)       --        --        --      --
   Adjustments to maintain reserves .........        --      (4)         57        (198)       --       (11)      (11)      1
                                                -------   -----   ---------   ---------   -------   -------   -------   -----
         Net equity transactions ............    13,981     867      77,427   1,084,310   (12,457)   (5,659)  186,607   4,073
                                                -------   -----   ---------   ---------   -------   -------   -------   -----

Net change in contract owners' equity .......    15,056     605   1,266,255     372,519    22,260   (60,283)  216,298   3,741
Contract owners' equity beginning
   of period ................................       605      --   4,324,838   3,952,319   161,986   222,269     3,741      --
                                                -------   -----   ---------   ---------   -------   -------   -------   -----
Contract owners' equity end of period........   $15,661     605   5,591,093   4,324,838   184,246   161,986   220,039   3,741
                                                =======   =====   =========   =========   =======   =======   =======   =====

CHANGES IN UNITS:
   Beginning units ..........................        76      --     393,412     309,733    19,997    20,806       492      --
                                                -------   -----   ---------   ---------   -------   -------   -------   -----
   Units purchased ..........................     1,521     101      51,405     106,722     2,265        --    21,204     492
   Units redeemed ...........................        --     (25)    (44,837)    (23,043)   (3,832)     (809)     (393)     --
                                                -------   -----   ---------   ---------   -------   -------   -------   -----
   Ending units .............................     1,597      76     399,980     393,412    18,430    19,997    21,303     492
                                                =======   =====   =========   =========   =======   =======   =======   =====

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        DrySRGro                 DryVIFApp
                                                -----------------------   ----------------------
                                                   2003         2002         2003        2002
                                                ----------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) .............   $  (43,643)     (56,882)        120      (16,263)
   Realized gain (loss) on investments ......     (606,093)    (849,195)   (158,464)    (205,742)
   Change in unrealized gain (loss)
      on investments ........................    1,378,489     (840,767)    758,051     (563,220)
   Reinvested capital gains .................           --           --          --           --
                                                ----------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      728,753   (1,746,844)    599,707     (785,225)
                                                ----------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       51,891       87,933     155,694      280,960
   Transfers between funds ..................     (305,595)    (547,180)    (29,749)    (185,022)
   Redemptions (note 3) .....................     (319,695)    (457,090)   (184,050)    (588,305)
   Annual contract maintenance charges
      (note 2) ..............................         (959)      (1,292)       (668)        (558)
   Contingent deferred sales charges
      (note 2) ..............................       (5,217)      (5,185)     (4,694)      (4,578)
   Adjustments to maintain reserves .........            5         (112)         45         (126)
                                                ----------   ----------   ---------   ----------
         Net equity transactions ............     (579,570)    (922,926)    (63,422)    (497,629)
                                                ----------   ----------   ---------   ----------

Net change in contract owners' equity .......      149,183   (2,669,770)    536,285   (1,282,854)
Contract owners' equity beginning
   of period ................................    3,456,674    6,126,444   3,110,617    4,393,471
                                                ----------   ----------   ---------   ----------
Contract owners' equity end of period .......   $3,605,857    3,456,674   3,646,902    3,110,617
                                                ==========   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units ..........................      614,136      762,556     393,543      456,408
                                                ----------   ----------   ---------   ----------
   Units purchased ..........................        8,779       14,243      26,131       35,873
   Units redeemed ...........................     (107,271)    (162,663)    (33,453)     (98,738)
                                                ----------   ----------   ---------   ----------
   Ending units .............................      515,644      614,136     386,221      393,543
                                                ==========   ==========   =========   ==========

                                                      FedQualBd                FidVIPEIS
                                                ---------------------   -----------------------
                                                   2003        2002        2003         2002
                                                ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) .............      99,860      78,001       30,849       27,182
   Realized gain (loss) on investments ......      90,875      46,869     (378,410)    (362,574)
   Change in unrealized gain (loss)
      on investments ........................     (34,771)    168,646    2,800,271   (2,208,132)
   Reinvested capital gains .................          --      52,306           --      259,173
                                                ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     155,964     345,822    2,452,710   (2,284,351)
                                                ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     367,961     771,555      596,133    1,481,250
   Transfers between funds ..................      64,917     886,245      225,889      141,757
   Redemptions (note 3) .....................    (484,689)   (584,100)    (951,739)  (1,992,236)
   Annual contract maintenance charges
      (note 2) ..............................      (1,126)       (839)      (2,626)      (2,911)
   Contingent deferred sales charges
      (note 2) ..............................     (15,009)     (7,464)     (19,738)     (31,558)
   Adjustments to maintain reserves .........         (34)        (76)          86         (250)
                                                ---------   ---------   ----------   ----------
         Net equity transactions ............     (67,980)  1,065,321     (151,995)    (403,948)
                                                ---------   ---------   ----------   ----------

Net change in contract owners' equity .......      87,984   1,411,143    2,300,715   (2,688,299)
Contract owners' equity beginning
   of period ................................   5,055,726   3,644,583    9,151,283   11,839,582
                                                ---------   ---------   ----------   ----------
Contract owners' equity end of period .......   5,143,710   5,055,726   11,451,998    9,151,283
                                                =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     406,235     315,665    1,081,163    1,144,546
                                                ---------   ---------   ----------   ----------
   Units purchased ..........................      59,361     114,167      121,843      278,610
   Units redeemed ...........................     (65,016)    (23,597)    (149,092)    (341,993)
                                                ---------   ---------   ----------   ----------
   Ending units .............................     400,580     406,235    1,053,914    1,081,163
                                                =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        FidVIPGrS                 FidVIPHIS
                                                -------------------------   ---------------------
                                                    2003          2002         2003        2002
                                                -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) .............   $  (224,217)     (290,094)     80,893     138,813
   Realized gain (loss) on investments ......    (2,080,428)   (4,256,782)   (154,958)   (235,642)
   Change in unrealized gain (loss)
      on investments ........................     7,327,858    (4,452,304)    420,234     121,294
   Reinvested capital gains .................            --            --          --          --
                                                -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     5,023,213    (8,999,180)    346,169      24,465
                                                -----------   -----------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       370,255     1,097,965     216,877     159,339
   Transfers between funds ..................      (326,295)   (1,546,128)    114,640     (57,036)
   Redemptions (note 3) .....................    (1,642,838)   (3,053,655)   (259,811)   (257,085)
   Annual contract maintenance charges
      (note 2) ..............................        (4,745)       (5,725)       (423)       (330)
   Contingent deferred sales charges
      (note 2) ..............................       (31,607)      (45,039)     (4,178)     (4,969)
   Adjustments to maintain reserves .........           207          (551)         11          (8)
                                                -----------   -----------   ---------   ---------
         Net equity transactions ............    (1,635,023)   (3,553,133)     67,116    (160,089)
                                                -----------   -----------   ---------   ---------

Net change in contract owners' equity .......     3,388,190   (12,552,313)    413,285    (135,624)
Contract owners' equity beginning
   of period ................................    17,266,579    29,818,892   1,377,853   1,513,477
                                                -----------   -----------   ---------   ---------
Contract owners' equity end of period .......   $20,654,769    17,266,579   1,791,138   1,377,853
                                                ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................     2,877,438     3,419,931     196,211     220,196
                                                -----------   -----------   ---------   ---------
   Units purchased ..........................       114,398       170,094      54,700      24,691
   Units redeemed ...........................      (362,760)     (712,587)    (47,283)    (48,676)
                                                -----------   -----------   ---------   ---------
   Ending units .............................     2,629,076     2,877,438     203,628     196,211
                                                ===========   ===========   =========   =========

                                                       FidVIPOvS             FidVIPOvSR
                                                ----------------------   -----------------
                                                   2003        2002        2003      2002
                                                ---------   ----------   -------   -------
Investment activity:
   Net investment income (loss) .............     (13,189)     (17,119)   (1,123)     (648)
   Realized gain (loss) on investments ......    (258,317)    (653,749)   (8,306)   (1,512)
   Change in unrealized gain (loss)
      on investments ........................   1,019,858       49,388    69,050   (16,203)
   Reinvested capital gains .................          --           --        --        --
                                                ---------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     748,352     (621,480)   59,621   (18,363)
                                                ---------   ----------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............          --       29,417    40,360     9,249
   Transfers between funds ..................     (87,247)    (264,411)   43,709    90,039
   Redemptions (note 3) .....................    (108,775)    (381,880)  (10,047)   (5,677)
   Annual contract maintenance charges
      (note 2) ..............................        (316)        (395)      (24)       (6)
   Contingent deferred sales charges
      (note 2) ..............................      (1,775)      (7,306)      (68)       --
   Adjustments to maintain reserves .........     (23,299)         (41)   23,313        (8)
                                                ---------   ----------   -------   -------
         Net equity transactions ............    (221,412)    (624,616)   97,243    93,597
                                                ---------   ----------   -------   -------

Net change in contract owners' equity .......     526,940   (1,246,096)  156,864    75,234
Contract owners' equity beginning
   of period ................................   2,023,692    3,269,788    75,234        --
                                                ---------   ----------   -------   -------
Contract owners' equity end of period .......   2,550,632    2,023,692   232,098    75,234
                                                =========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ..........................     336,058      426,463     9,740        --
                                                ---------   ----------   -------   -------
   Units purchased ..........................          --        4,311    16,056    10,267
   Units redeemed ...........................     (36,089)     (94,716)   (4,523)     (527)
                                                ---------   ----------   -------   -------
   Ending units .............................     299,969      336,058    21,273     9,740
                                                =========   ==========   =======   =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       FidVIPConS               FidVIPGrOpS
                                                ------------------------   ---------------------
                                                    2003          2002        2003        2002
                                                -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) .............   $  (140,809)     (96,857)    (13,511)    (10,594)
   Realized gain (loss) on investments ......      (610,667)  (1,174,732)   (295,142)   (304,409)
   Change in unrealized gain (loss)
      on investments ........................     3,991,016     (420,678)    762,692    (335,372)
   Reinvested capital gains .................            --           --          --          --
                                                -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     3,239,540   (1,692,267)    454,039    (650,375)
                                                -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       247,196      540,204      30,523     152,595
   Transfers between funds ..................       166,030     (909,231)   (176,733)   (253,649)
   Redemptions (note 3) .....................    (1,074,474)  (2,140,061)   (250,430)   (216,842)
   Annual contract maintenance charges
      (note 2) ..............................        (3,057)      (3,263)       (370)       (441)
   Contingent deferred sales charges
      (note 2) ..............................       (22,537)     (36,735)     (2,642)     (4,449)
   Adjustments to maintain reserves .........           164         (247)          8         (57)
                                                -----------   ----------   ---------   ---------
         Net equity transactions ............      (686,678)  (2,549,333)   (399,644)   (322,843)
                                                -----------   ----------   ---------   ---------

Net change in contract owners' equity .......     2,552,862   (4,241,600)     54,395    (973,218)
Contract owners' equity beginning
   of period ................................    12,706,437   16,948,037   1,952,229   2,925,447
                                                -----------   ----------   ---------   ---------
Contract owners' equity end of period .......   $15,259,299   12,706,437   2,006,624   1,952,229
                                                ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................     1,521,102    1,811,908     346,681     399,964
                                                -----------   ----------   ---------   ---------
   Units purchased ..........................       108,857       62,610       9,398      25,577
   Units redeemed ...........................      (186,576)    (353,416)    (77,357)    (78,860)
                                                -----------   ----------   ---------   ---------
   Ending units .............................     1,443,383    1,521,102     278,722     346,681
                                                ===========   ==========   =========   =========

                                                   FidVIPVaIS           GVITCVal
                                                ----------------   ------------------
                                                  2003     2002      2003      2002
                                                -------   ------   -------   --------
Investment activity:
   Net investment income (loss) .............    (1,669)     (25)     (696)      (538)
   Realized gain (loss) on investments ......     4,956       (2)  (81,975)   (98,058)
   Change in unrealized gain (loss)
      on investments ........................    37,708     (405)  262,527   (149,287)
   Reinvested capital gains .................     1,550       --        --         --
                                                -------   ------   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    42,545     (432)  179,856   (247,883)
                                                -------   ------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     2,481       --    38,028     34,544
   Transfers between funds ..................   224,216   10,969    10,926     22,867
   Redemptions (note 3) .....................   (21,587)      --   (83,621)  (131,729)
   Annual contract maintenance charges
      (note 2) ..............................       (24)      (9)      (62)       (62)
   Contingent deferred sales charges
      (note 2) ..............................        --       --    (1,942)    (1,121)
   Adjustments to maintain reserves .........        (5)      (2)       (3)       (27)
                                                -------   ------   -------   --------
         Net equity transactions ............   205,081   10,958   (36,674)   (75,528)
                                                -------   ------   -------   --------

Net change in contract owners' equity .......   247,626   10,526   143,182   (323,411)
Contract owners' equity beginning
   of period ................................    10,526       --   642,059    965,470
                                                -------   ------   -------   --------
Contract owners' equity end of period .......   258,152   10,526   785,241    642,059
                                                =======   ======   =======   ========

CHANGES IN UNITS:
   Beginning units ..........................     1,415       --   100,006    110,991
                                                -------   ------   -------   --------
   Units purchased ..........................    23,375    1,415    12,330      8,486
   Units redeemed ...........................    (2,485)      --   (17,959)   (19,471)
                                                -------   ------   -------   --------
   Ending units .............................    22,305    1,415    94,377    100,006
                                                =======   ======   =======   ========

                                                                     (continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITDMidCapI           GVITEmMrkts       GVITEmMrkts3        GVITFHiInc
                                                -----------------------   ---------------   ----------------   -----------------
                                                   2003         2002       2003     2002     2003      2002      2003     2002
                                                ----------   ----------   ------   ------   ------   -------   -------   -------
Investment activity:
   Net investment income (loss) .............   $  (61,924)     (77,411)     (69)    (132)    (116)      (70)   47,841    45,132
   Realized gain (loss) on investments ......      (66,196)     (84,133)  (1,123)     (25)      35   (15,041)  (10,446)  (14,449)
   Change in unrealized gain (loss)
      on investments ........................    2,024,713   (1,266,408)   5,591   (2,405)   5,620       (99)  106,025   (20,011)
   Reinvested capital gains .................           46       57,469       --       --       --        --        --        --
                                                ----------   ----------   ------   ------   ------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    1,896,639   (1,370,483)   4,399   (2,562)   5,539   (15,210)  143,420    10,672
                                                ----------   ----------   ------   ------   ------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      152,374      537,750       --       --    2,119     1,799    43,481   110,053
   Transfers between funds ..................        9,859       64,754       --    4,782   37,471    18,152    76,000    47,516
   Redemptions (note 3) .....................     (746,098)    (898,870)  (3,599)      --     (883)     (984)  (71,559)  (47,251)
   Annual contract maintenance charges
      (note 2) ..............................       (1,034)        (972)      (5)      (5)      (2)       --      (131)      (82)
   Contingent deferred sales charges
      (note 2) ..............................      (18,413)      (8,034)      --       --      (53)       --    (1,255)   (1,540)
   Adjustments to maintain reserves .........           90         (145)     (13)      (2)     (11)        1         8        (7)
                                                ----------   ----------   ------   ------   ------   -------   -------   -------
         Net equity transactions ............     (603,222)    (305,517)  (3,617)   4,775   38,641    18,968    46,544   108,689
                                                ----------   ----------   ------   ------   ------   -------   -------   -------

Net change in contract owners' equity .......    1,293,417   (1,676,000)     782    2,213   44,180     3,758   189,964   119,361
Contract owners' equity beginning
   of period ................................    6,240,538    7,916,538   10,549    8,336    3,758        --   682,457   563,096
                                                ----------   ----------   ------   ------   ------   -------   -------   -------
Contract owners' equity end of period .......   $7,533,955    6,240,538   11,331   10,549   47,938     3,758   872,421   682,457
                                                ==========   ==========   ======   ======   ======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ..........................      578,271      612,540    1,555    1,027      501        --    70,370    59,096
                                                ----------   ----------   ------   ------   ------   -------   -------   -------
   Units purchased ..........................       29,868       69,668       --      528    3,797       525    14,548    13,875
   Units redeemed ...........................      (82,308)    (103,937)    (530)      --     (375)      (24)  (10,302)   (2,601)
                                                ----------   ----------   ------   ------   ------   -------   -------   -------
   Ending units .............................      525,831      578,271    1,025    1,555    3,923       501    74,616    70,370
                                                ==========   ==========   ======   ======   ======   =======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GVITGlTech       GVITGlTech3          GVITGvtBd                GVITGrowth
                                                ----------------   ------------   -----------------------   ---------------------
                                                  2003     2002     2003   2002      2003        2002          2003         2002
                                                -------   ------   -----   ----   ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) .............   $   (52)     (63)    (59)   --       294,941      486,441     (13,299)    (17,269)
   Realized gain (loss) on investments ......      (318)  (4,814)    462    --       289,702      176,721    (244,217)   (548,145)
   Change in unrealized gain (loss)
      on investments ........................     2,440      566     869    (9)     (510,495)     627,952     512,640     116,057
   Reinvested capital gains .................        --       --      --    --        23,250      141,289          --          --
                                                -------   ------   -----   ---    ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     2,070   (4,311)  1,272    (9)       97,398    1,432,403     255,124    (449,357)
                                                -------   ------   -----   ---    ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............        --    1,407     817    98     1,286,209    3,953,989      23,725      33,803
   Transfers between funds ..................        --   (5,777)  7,841    --      (800,752)   2,932,496     (35,608)   (104,488)
   Redemptions (note 3) .....................    (3,940)      --     (26)   --    (1,962,965)  (3,382,235)    (62,973)   (159,093)
   Annual contract maintenance charges
      (note 2) ..............................        (5)      (5)     --    --        (3,258)      (2,568)       (211)       (214)
   Contingent deferred sales charges
      (note 2) ..............................        --       --      --    --       (40,333)     (31,731)       (357)       (894)
   Adjustments to maintain reserves .........        (4)       1      (7)   (4)          (57)           8           3         (27)
                                                -------   ------   -----   ---    ----------   ----------   ---------   ---------
         Net equity transactions ............    (3,949)  (4,374)  8,625    94    (1,521,156)   3,469,959     (75,421)   (230,913)
                                                -------   ------   -----   ---    ----------   ----------   ---------   ---------

Net change in contract owners' equity .......    (1,879)  (8,685)  9,897    85    (1,423,758)   4,902,362     179,703    (680,270)
Contract owners' equity beginning
   of period ................................     3,943   12,628      85    --    18,011,113   13,108,751     904,218   1,584,488
                                                -------   ------   -----   ---    ----------   ----------   ---------   ---------
Contract owners' equity end of period .......   $ 2,064    3,943   9,982    85    16,587,355   18,011,113   1,083,921     904,218
                                                =======   ======   =====   ===    ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................     2,064    3,729      12    --     1,413,032    1,125,512     239,854     295,386
                                                -------   ------   -----   ---    ----------   ----------   ---------   ---------
   Units purchased ..........................        --      536   1,144    12       188,886      382,221       7,844       8,169
   Units redeemed ...........................    (1,358)  (2,201)   (240)   --      (307,876)     (94,701)    (28,020)    (63,701)
                                                -------   ------   -----   ---    ----------   ----------   ---------   ---------
   Ending units .............................       706    2,064     916    12     1,294,042    1,413,032     219,678     239,854
                                                =======   ======   =====   ===    ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIDAgg          GVITIDCon              GVITIDMod           GVITIDModAgg
                                                -----------------   ------------------   -------------------   -------------------
                                                  2003      2002     2003       2002       2003        2002      2003        2002
                                                --------   ------   -------   --------   ---------   -------   ---------   -------
Investment activity:
   Net investment income (loss) .............   $     25      (17)    7,572      2,314       7,291     2,831         627       964
   Realized gain (loss) on investments ......      5,647       (2)    3,625     (2,882)     (3,090)  (18,963)     (2,548)   (5,585)
   Change in unrealized gain (loss)
      on investments ........................     18,276    1,012    29,027        522     217,743    (6,323)    179,988   (25,277)
   Reinvested capital gains .................      1,529       --     3,367        154         827       433          --       761
                                                --------   ------   -------    -------   ---------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     25,477      993    43,591        108     222,771   (22,022)    178,067   (29,137)
                                                --------   ------   -------    -------   ---------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     61,385   10,364   593,822    136,535     383,885   592,711     137,316   510,312
   Transfers between funds ..................     21,212   24,243    14,548    304,588   1,032,928   (11,748)    378,067    24,259
   Redemptions (note 3) .....................     (5,197)      --   (56,713)  (125,548)    (18,367)  (14,730)    (20,174)       --
   Annual contract maintenance charges
      (note 2) ..............................         --       --      (160)        --        (332)      (30)       (101)       --
   Contingent deferred sales charges
      (note 2) ..............................         --       --    (1,968)        --          --      (392)       (198)       --
   Adjustments to maintain reserves .........          3       (3)       --         (2)          9        (9)          2        (2)
                                                --------   ------   -------   --------   ---------   -------   ---------   -------
         Net equity transactions ............     77,403   34,604   549,529    315,573   1,398,123   565,802     494,912   534,569
                                                --------   ------   -------   --------   ---------   -------   ---------   -------

Net change in contract owners' equity .......    102,880   35,597   593,120    315,681   1,620,894   543,780     672,979   505,432
Contract owners' equity beginning
   of period ................................     35,597       --   315,681         --     543,780        --     505,432        --
                                                --------   ------   -------    -------   ---------   -------   ---------   -------
Contract owners' equity end of period .......   $138,477   35,597   908,801    315,681   2,164,674   543,780   1,178,411   505,432
                                                ========   ======   =======    =======   =========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ..........................      4,329       --    31,825         --      60,280        --      58,948        --
                                                --------   ------   -------    -------   ---------   -------   ---------   -------
   Units purchased ..........................     11,610    4,329    68,299     38,876     147,897    62,858      53,302    58,948
   Units redeemed ...........................     (2,987)      --   (14,012)    (7,051)     (5,458)   (2,578)     (2,188)       --
                                                --------   ------   -------    -------   ---------   -------   ---------   -------
   Ending units .............................     12,952    4,329    86,112     31,825     202,719    60,280     110,062    58,948
                                                ========   ======   =======    =======   =========   =======   =========   =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    GVITIDModCon         GVITIntGro       GVITIntGro3          GVITSMdCpGr
                                                --------------------   --------------   --------------   ----------------------
                                                   2003        2002     2003    2002     2003     2002      2003        2002
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------
Investment activity:
   Net investment income (loss) .............   $   11,025     4,504     (94)    (102)    (227)    (43)    (20,160)     (24,031)
   Realized gain (loss) on investments ......         (331)   (1,259)    (44)    (475)     (13)     (9)   (305,051)    (686,385)
   Change in unrealized gain (loss)
      on investments ........................      137,152   (19,513)  2,279   (1,593)   6,534    (634)    789,293     (136,048)
   Reinvested capital gains .................        2,640       834      --       --       --      --          --           --
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      150,486   (15,434)  2,141   (2,170)   6,294    (686)    464,082     (846,464)
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      361,916   441,147      --    1,250       94   8,536      26,199      108,903
   Transfers between funds ..................      418,034   325,588      --       --   21,632      --    (103,528)    (162,682)
   Redemptions (note 3) .....................      (23,862)   (7,138)   (108)  (2,078)    (117)     --     (63,716)    (184,518)
   Annual contract maintenance charges
      (note 2) ..............................         (221)      (30)     (3)      (3)      --      --        (375)        (346)
   Contingent deferred sales charges
      (note 2) ..............................           (7)      (94)     --       --       --      --        (829)      (1,669)
   Adjustments to maintain reserves .........           (5)       (5)     (2)      (1)       4      (3)        (20)         (40)
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------
         Net equity transactions ............      755,855   759,468    (113)    (832)  21,613   8,533    (142,269)    (240,352)
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------

Net change in contract owners' equity .......      906,341   744,034   2,028   (3,002)  27,907   7,847     321,813   (1,086,816)
Contract owners' equity beginning
   of period ................................      744,034        --   6,362    9,364    7,847      --   1,250,067    2,336,883
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------
Contract owners' equity end of period .......   $1,650,375   744,034   8,390    6,362   35,754   7,847   1,571,880    1,250,067
                                                ==========   =======   =====   ======   ======   =====   =========   ==========

CHANGES IN UNITS:
   Beginning units ..........................       78,183        --   1,311    1,444    1,011      --     246,785      286,498
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------
   Units purchased ..........................       80,916    78,904      --      201    2,453   1,011      12,453       18,149
   Units redeemed ...........................       (4,407)     (721)    (18)    (334)     (12)     --     (34,657)     (57,862)
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------
   Ending units .............................      154,692    78,183   1,293    1,311    3,452   1,011     224,581      246,785
                                                ==========   =======   =====   ======   ======   =====   =========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        GVITMyMkt                 GVITNWFund
                                                ------------------------   -----------------------
                                                    2003         2002         2003         2002
                                                -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............   $   (99,357)     (31,458)     (70,516)     (57,195)
   Realized gain (loss) on investments ......            --           --   (1,637,469)  (1,961,180)
   Change in unrealized gain (loss)
      on investments ........................            --           --    3,609,507     (109,166)
   Reinvested capital gains .................            --           --           --           --
                                                -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................       (99,357)     (31,458)   1,901,522   (2,127,541)
                                                -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     1,395,261    4,929,877      215,716      994,267
   Transfers between funds ..................      (695,293)   1,968,387     (185,016)    (391,956)
   Redemptions (note 3) .....................    (4,531,918)  (6,188,372)  (1,110,954)  (1,336,754)
   Annual contract maintenance charges
      (note 2) ..............................        (2,753)      (2,054)      (2,188)      (2,561)
   Contingent deferred sales charges
      (note 2) ..............................       (76,907)     (39,214)     (29,953)     (17,703)
   Adjustments to maintain reserves .........           (30)         (33)          82         (194)
                                                -----------   ----------   ----------   ----------
         Net equity transactions ............    (3,911,640)     668,591   (1,112,313)    (754,901)
                                                -----------   ----------   ----------   ----------

Net change in contract owners' equity .......    (4,010,997)     637,133      789,209   (2,882,442)
Contract owners' equity beginning
   of period ................................    15,200,867   14,563,734    8,104,140   10,986,582
                                                -----------   ----------   ----------   ----------
Contract owners' equity end of period .......   $11,189,870   15,200,867    8,893,349    8,104,140
                                                ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     1,413,484    1,351,456    1,096,544    1,211,392
                                                -----------   ----------   ----------    ---------
   Units purchased ..........................       312,803       91,360       32,726      155,478
   Units redeemed ...........................      (677,561)     (29,332)    (172,186)    (270,326)
                                                -----------   ----------   ----------   ----------
   Ending units .............................     1,048,726    1,413,484      957,084    1,096,544
                                                ===========   ==========   ==========   ==========

                                                   GVITNStrVal            GVITSmCapGr
                                                -----------------   ---------------------
                                                 2003      2002         2003       2002
                                                ------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) .............     (313)    (1,771)    (20,103)    (22,414)
   Realized gain (loss) on investments ......      (76)   (45,097)    (97,977)   (337,652)
   Change in unrealized gain (loss)
      on investments ........................    7,915      2,541     519,372    (328,253)
   Reinvested capital gains .................       --         --          --          --
                                                ------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    7,526    (44,327)    401,292    (688,319)
                                                ------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       --         --      36,928     223,997
   Transfers between funds ..................      428   (127,116)    (18,941)    (71,430)
   Redemptions (note 3) .....................       --    (15,592)    (70,784)   (171,914)
   Annual contract maintenance charges
      (note 2) ..............................      (11)        (8)       (178)       (179)
   Contingent deferred sales charges
      (note 2) ..............................       --       (167)     (1,310)     (2,890)
   Adjustments to maintain reserves .........      (12)        (3)        (13)        (82)
                                                ------   --------   ---------   ---------
         Net equity transactions ............      405   (142,886)    (54,298)    (22,498)
                                                ------   --------   ---------   ---------

Net change in contract owners' equity .......    7,931   (187,213)    346,994    (710,817)
Contract owners' equity beginning
   of period ................................   19,931    207,144   1,258,290   1,969,107
                                                ------   --------   ---------   ---------
Contract owners' equity end of period .......   27,862     19,931   1,605,284   1,258,290
                                                ======   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................    2,477     18,946     159,664     164,348
                                                ------   --------   ---------   ---------
   Units purchased ..........................       55         --       9,196      54,231
   Units redeemed ...........................       (2)   (16,469)    (14,999)    (58,915)
                                                ------   --------   ---------   ---------
   Ending units .............................    2,530      2,477     153,861     159,664
                                                ======   ========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITSmCapVal              GVITSmComp          GVITTGroFoc     GVITTGroFoc3
                                                ----------------------   ----------------------   -------------   --------------
                                                   2003         2002        2003        2002      2003    2002     2003     2002
                                                ----------   ---------   ---------   ----------   ----   ------   ------   -----
Investment activity:
   Net investment income (loss) .............   $  (35,569)    (37,712)    (50,169)     (52,939)    --      (14)    (179)    (16)
   Realized gain (loss) on investments ......     (105,518)   (178,173)    (93,238)    (245,974)    --     (357)      26      (1)
   Change in unrealized gain (loss)
      on investments ........................    1,280,988    (783,112)  1,346,206     (482,160)    --     (404)   4,422    (313)
   Reinvested capital gains .................           --      68,401          --           --     --       --       --      --
                                                ----------   ---------   ---------   ----------    ---   ------   ------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    1,139,901    (930,596)  1,202,799     (781,073)    --     (775)   4,269    (330)
                                                ----------   ---------   ---------   ----------    ---   ------   ------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       98,726     389,809      79,446      220,521     --       --       --      --
   Transfers between funds ..................         (226)     80,382     (73,173)    (239,832)    --   (2,094)  11,735   3,459
   Redemptions (note 3) .....................     (259,701)   (344,923)   (161,795)    (280,298)    --       --       --      --
   Annual contract maintenance charges
      (note 2) ..............................         (650)       (588)       (639)        (629)    --       --       --      --
   Contingent deferred sales charges
      (note 2) ..............................       (9,124)     (4,408)     (4,372)      (2,327)    --       --       --      --
   Adjustments to maintain reserves .........           28         (82)        (97)          93     --       --       (2)     (1)
                                                ----------   ---------   ---------   ----------    ---   ------   ------   -----
         Net equity transactions ............     (170,947)    120,190    (160,630)    (302,472)    --   (2,094)  11,733   3,458
                                                ----------   ---------   ---------   ----------    ---   ------   ------   -----

Net change in contract owners' equity .......      968,954    (810,406)  1,042,169   (1,083,545)    --   (2,869)  16,002   3,128
Contract owners' equity beginning
   of period ................................    2,190,047   3,000,453   3,156,684    4,240,229     --    2,869    3,128      --
                                                ----------   ---------   ---------   ----------    ---   ------   ------   -----
Contract owners' equity end of period .......   $3,159,001   2,190,047   4,198,853    3,156,684     --       --   19,130   3,128
                                                ==========   =========   =========   ==========    ===   ======   ======   =====

CHANGES IN UNITS:
   Beginning units ..........................      198,522     194,983     297,261      325,477     --      755      418      --
                                                ----------   ---------   ---------   ----------    ---   ------   ------   -----
   Units purchased ..........................       22,922       5,037      14,469       20,768     --       --    1,305     418
   Units redeemed ...........................      (36,890)     (1,498)    (27,354)     (48,984)    --     (755)      --      --
                                                ----------   ---------   ---------   ----------    ---   ------   ------   -----
   Ending units .............................      184,554     198,522     284,376      297,261     --       --    1,723     418
                                                ==========   =========   =========   ==========    ===   ======   ======   =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITWLead          GVITWLead3           JanCapAp           JanGlTechS2
                                                -------------------   -------------   ---------------------   ---------------
                                                  2003       2002      2003    2002      2003        2002      2003     2002
                                                --------   --------   ------   ----   ---------   ---------   ------   ------
Investment activity:
   Net investment income (loss) .............   $ (8,744)    (1,486)    (413)    --     (27,422)    (30,142)    (438)    (277)
   Realized gain (loss) on investments ......    (75,342)   (57,634)     411     --    (348,725)   (418,086)  (6,725)    (494)
   Change in unrealized gain (loss)
      on investments ........................    270,575   (161,433)  12,460     --     783,529     (77,356)  13,764   (8,100)
   Reinvested capital gains .................         --         --       --     --          --          --       --       --
                                                --------   --------   ------    ---   ---------   ---------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    186,489   (220,553)  12,458     --     407,382    (525,584)   6,601   (8,871)
                                                --------   --------   ------    ---   ---------   ---------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      1,832     31,637    4,312     --      71,117     178,361    7,534   30,710
   Transfers between funds ..................    (63,105)   (24,728)  53,551     --     (34,697)   (178,013)  31,425   15,920
   Redemptions (note 3) .....................    (17,220)   (49,429)    (191)    --    (167,270)   (358,606)  (4,764)  (1,753)
   Annual contract maintenance charges
      (note 2) ..............................        (56)       (41)      --     --        (620)       (692)     (16)      (1)
   Contingent deferred sales charges
      (note 2) ..............................       (244)    (1,137)      --     --      (4,635)     (5,629)     (32)      --
   Adjustments to maintain reserves .........         13        (51)       4     --          72        (172)      (5)      (5)
                                                --------   --------   ------    ---   ---------   ---------   ------   ------
         Net equity transactions ............    (78,780)   (43,749)  57,676     --    (136,033)   (364,751)  34,142   44,871
                                                --------   --------   ------    ---   ---------   ---------   ------   ------

Net change in contract owners' equity .......    107,709   (264,302)  70,134     --     271,349    (890,335)  40,743   36,000
Contract owners' equity beginning
   of period ................................    598,914    863,216       --     --   2,235,334   3,125,669   36,000       --
                                                --------   --------   ------    ---   ---------   ---------   ------   ------
Contract owners' equity end of period .......   $706,623    598,914   70,134     --   2,506,683   2,235,334   76,743   36,000
                                                ========   ========   ======    ===   =========   =========   ======   ======

CHANGES IN UNITS:
   Beginning units ..........................    103,271    109,497       --     --     420,848     487,923    5,079       --
                                                --------   --------   ------    ---   ---------   ---------   ------   ------
   Units purchased ..........................        610      4,632    5,404     --      19,575      33,394    6,381    5,263
   Units redeemed ...........................    (13,059)   (10,858)    (231)    --     (42,454)   (100,469)  (3,997)    (184)
                                                --------   --------   ------    ---   ---------   ---------   ------   ------
   Ending units .............................     90,822    103,271    5,173     --     397,969     420,848    7,463    5,079
                                                ========   ========   ======    ===   =========   =========   ======   ======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     JanGlTech           JanIntGroS2          JanIntGro            NBAMTGuard
                                               ---------------------  ----------------  ---------------------  -----------------
                                                  2003        2002      2003     2002      2003       2002       2003     2002
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------
Investment activity:
   Net investment income (loss) .............  $  (12,370)   (16,567)    (505)    (361)    (6,877)    (17,679)  (2,882)   (3,922)
   Realized gain (loss) on investments ......    (391,082)  (563,757)  (7,132)    (289)  (284,862)   (588,408) (12,935)  (22,215)
   Change in unrealized gain (loss)
      on investments ........................     722,396    (98,233)  47,425   (8,291)   736,195    (110,355) 175,154  (149,435)
   Reinvested capital gains .................          --         --       --       --         --          --       --        --
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     318,944   (678,557)  39,788   (8,941)   444,456    (716,442) 159,337  (175,572)
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............          --     81,886   27,111   37,909         --      81,555   19,683    68,589
   Transfers between funds ..................     (75,087)  (113,439)   1,866   64,166   (149,193)   (302,896)  47,426    36,652
   Redemptions (note 3) .....................     (54,679)  (112,732) (16,628)    (759)  (114,167)   (268,987) (12,498)  (69,636)
   Annual contract maintenance charges
      (note 2) ..............................        (302)      (364)     (52)     (12)      (384)       (472)     (87)      (84)
   Contingent deferred sales charges
      (note 2) ..............................      (1,786)    (1,921)    (173)     (20)    (3,328)     (4,264)      --    (1,341)
   Adjustments to maintain reserves .........          (7)       (50)  18,510       67    (17,572)     (5,302)       6       (41)
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------
         Net equity transactions ............    (131,861)  (146,620)  30,634  101,351   (284,644)   (500,366)  54,530    34,139
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------

Net change in contract owners' equity .......     187,083   (825,177)  70,422   92,410    159,812  (1,216,808) 213,867  (141,433)
Contract owners' equity beginning
   of period ................................     828,444  1,653,621   92,410       --  1,626,294   2,843,102  483,570   625,003
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------
Contract owners' equity end of period .......  $1,015,527    828,444  162,832   92,410  1,786,106   1,626,294  697,437   483,570
                                               ==========  =========  =======  =======  =========  ==========  =======  ========

CHANGES IN UNITS:
   Beginning units ..........................     345,768    401,951   11,947       --    367,575     470,389   59,292    55,575
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------
   Units purchased ..........................          --     31,886    9,715   12,035         --      17,101    9,309     5,197
   Units redeemed ...........................     (52,296)   (88,069)  (5,794)     (88)   (63,247)   (119,915)  (2,779)   (1,480)
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------
   Ending units .............................     293,472    345,768   15,868   11,947    304,328     367,575   65,822    59,292
                                               ==========  =========  =======  =======  =========  ==========  =======  ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       NBAMTMCGr               NBAMTPart
                                                -----------------------   ------------------
                                                   2003          2002       2003      2002
                                                ----------   ----------   -------   --------
Investment activity:
   Net investment income (loss) .............   $  (36,366)     (43,699)   (7,469)    (5,153)
   Realized gain (loss) on investments ......     (246,951)    (544,356)   (4,746)   (53,676)
   Change in unrealized gain (loss)
      on investments ........................      896,506     (568,975)  166,024   (126,086)
   Reinvested capital gains .................           --           --        --         --
                                                ----------   ----------   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      613,189   (1,157,030)  153,809   (184,915)
                                                ----------   ----------   -------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       79,478      236,015    15,301    163,777
   Transfers between funds ..................      (80,902)    (165,770)   (5,747)    14,019
   Redemptions (note 3) .....................     (152,991)    (269,831)   (6,724)  (129,987)
   Annual contract maintenance charges
      (note 2) ..............................         (674)        (792)      (52)       (42)
   Contingent deferred sales charges
      (note 2) ..............................       (2,339)      (3,083)     (181)    (1,098)
   Adjustments to maintain reserves .........          100         (267)        1        (20)
                                                ----------   ----------   -------   --------
         Net equity transactions ............     (157,328)    (203,728)    2,598     46,649
                                                ----------   ----------   -------   --------

Net change in contract owners' equity .......      455,861   (1,360,758)  156,407   (138,266)
Contract owners' equity beginning
   of period ................................    2,428,798    3,789,556   459,943    598,209
                                                ----------   ----------   -------   --------
Contract owners' equity end of period .......   $2,884,659    2,428,798   616,350    459,943
                                                ==========   ==========   =======   ========
CHANGES IN UNITS:
   Beginning units ..........................      346,585      376,746    59,287     57,673
                                                ----------   ----------   -------   --------
   Units purchased ..........................       19,543       35,666     2,409      2,296
   Units redeemed ...........................      (40,157)     (65,827)   (2,050)      (682)
                                                ----------   ----------   -------   --------
   Ending units .............................      325,971      346,585    59,646     59,287
                                                ==========   ==========   =======   ========

                                                       OppAggGro                  OppCapAp
                                                -----------------------   -----------------------
                                                   2003         2002         2003         2002
                                                ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............      (73,525)     (43,334)     (94,081)     (87,115)
   Realized gain (loss) on investments ......   (1,234,166)  (2,490,000)    (960,878)  (1,565,618)
   Change in unrealized gain (loss)
      on investments ........................    2,406,776      292,664    3,443,160   (2,187,527)
   Reinvested capital gains .................           --           --           --           --
                                                ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    1,099,085   (2,240,670)   2,388,201   (3,840,260)
                                                ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      173,286      467,240      241,294    1,067,184
   Transfers between funds ..................     (209,335)    (487,823)    (299,163)    (362,700)
   Redemptions (note 3) .....................     (373,358)    (702,722)    (710,700)  (1,397,762)
   Annual contract maintenance charges
      (note 2) ..............................       (1,398)      (1,708)      (3,176)      (3,312)
   Contingent deferred sales charges
      (note 2) ..............................      (12,059)      (8,932)     (14,035)     (21,266)
   Adjustments to maintain reserves .........          122         (222)       1,445       (4,389)
                                                ----------   ----------   ----------   ----------
         Net equity transactions ............     (422,742)    (734,167)    (784,335)    (722,245)
                                                ----------   ----------   ----------   ----------

Net change in contract owners' equity .......      676,343   (2,974,837)   1,603,866   (4,562,505)
Contract owners' equity beginning
   of period ................................    4,918,443    7,893,280    8,785,778   13,348,283
                                                ----------   ----------   ----------   ----------
Contract owners' equity end of period .......    5,594,786    4,918,443   10,389,644    8,785,778
                                                ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................      802,210      916,594    1,118,284    1,225,154
                                                ----------   ----------   ----------   ----------
   Units purchased ..........................       33,072       73,890       49,543      164,508
   Units redeemed ...........................      (98,403)    (188,274)    (143,412)    (271,378)
                                                ----------   ----------   ----------   ----------
   Ending units .............................      736,879      802,210    1,024,415    1,118,284
                                                ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        OppMSFund                  SalBrCap
                                                ------------------------   -----------------------
                                                    2003         2002         2003         2002
                                                -----------   ----------   ----------   ----------
Investment activity:
Net investment income (loss) ................   $   (44,514)     (73,712)    (142,960)    (136,960)
   Realized gain (loss) on investments ......      (441,869)    (720,009)    (290,767)    (353,894)
   Change in unrealized gain (loss)
      on investments ........................     2,722,243   (1,766,585)   4,403,781   (3,830,968)
   Reinvested capital gains .................            --           --           --           --
                                                -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     2,235,860   (2,560,306)   3,970,054   (4,321,822)
                                                -----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       454,955    1,400,668      617,157    2,067,473
   Transfers between funds ..................      (165,474)    (342,001)      20,623     (137,970)
   Redemptions (note 3) .....................      (780,923)  (1,505,008)  (1,091,867)  (1,793,192)
   Annual contract maintenance charges
      (note 2) ..............................        (2,301)      (2,377)      (2,643)      (2,462)
   Contingent deferred sales charges
      (note 2) ..............................       (16,674)     (25,814)     (22,652)     (30,841)
   Adjustments to maintain reserves .........           125         (286)       2,312       (3,089)
                                                -----------   ----------   ----------   ----------
         Net equity transactions ............      (510,292)    (474,818)    (477,070)      99,919
                                                -----------   ----------   ----------   ----------

Net change in contract owners' equity .......     1,725,568   (3,035,124)   3,492,984   (4,221,903)
Contract owners' equity beginning
   of period ................................     9,389,961   12,425,085   11,266,478   15,488,381
                                                -----------   ----------   ----------   ----------
Contract owners' equity end of period .......   $11,115,529    9,389,961   14,759,462   11,266,478
                                                ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     1,322,245    1,400,831    1,173,568    1,191,775
                                                -----------   ----------   ----------   ----------
   Units purchased ..........................        82,616      246,612       84,050      239,737
   Units redeemed ...........................      (152,130)    (325,198)    (136,120)    (257,944)
                                                -----------   ----------   ----------   ----------
   Ending units .............................     1,252,731    1,322,245    1,121,498    1,173,568
                                                ===========   ==========   ==========   ==========

                                                      SalBrHYBd                SalBrInv
                                                ---------------------   ----------------------
                                                   2003        2002        2003        2002
                                                ---------   ---------   ---------   ----------
Investment activity:
Net investment income (loss) ................     131,423     120,555       2,216      (16,013)
   Realized gain (loss) on investments ......      (3,726)    (22,132)   (247,590)    (155,200)
   Change in unrealized gain (loss)
      on investments ........................     367,749      11,919   1,688,907   (1,566,078)
   Reinvested capital gains .................          --          --          --           --
                                                ---------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     495,446     110,342   1,443,533   (1,737,291)
                                                ---------   ---------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      68,711     395,789     337,264    1,115,098
   Transfers between funds ..................     278,335      43,475     (10,919)      56,523
   Redemptions (note 3) .....................    (182,437)   (170,895)   (525,045)    (915,065)
   Annual contract maintenance charges
      (note 2) ..............................        (531)       (374)     (1,120)      (1,012)
   Contingent deferred sales charges
      (note 2) ..............................      (6,122)     (2,047)     (6,328)     (15,185)
   Adjustments to maintain reserves .........          22         (12)         45         (174)
                                                ---------   ---------   ---------   ----------
         Net equity transactions ............     157,978     265,936    (206,103)     240,185
                                                ---------   ---------   ---------   ----------

Net change in contract owners' equity .......     653,424     376,278   1,237,430   (1,497,106)
Contract owners' equity beginning
   of period ................................   2,134,247   1,757,969   5,134,996    6,632,102
                                                ---------   ---------   ---------   ----------
Contract owners' equity end of period .......   2,787,671   2,134,247   6,372,426    5,134,996
                                                =========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     191,007     166,474     598,838      586,817
                                                ---------   ---------   ---------   ----------
   Units purchased ..........................      31,741      31,404      55,408       17,293
   Units redeemed ...........................     (19,022)     (6,871)    (84,654)      (5,272)
                                                ---------   ---------   ---------   ----------
   Ending units .............................     203,726     191,007     569,592      598,838
                                                =========   =========   =========   ==========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    SalBrTotRet            VEWrldEMkt           VEWrldHAs          VKEmMkt
                                               ---------------------  --------------------  ----------------  -----------------
                                                  2003        2002       2003       2002      2003    2002      2003      2002
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------
Investment activity:
   Net investment income (loss) .............  $    9,350      3,192    (12,851)   (14,023)  (1,184)    (662)   (2,476)  18,106
   Realized gain (loss) on investments ......     (31,552)   (42,087)   (32,490)  (302,524)     (51)  (6,685)   (4,576)  (6,433)
   Change in unrealized gain (loss)
      on investments ........................     457,829   (264,552)   486,116    272,992   47,591      597    46,787   11,815
   Reinvested capital gains .................      44,757         --         --         --       --       --        --       --
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     480,384   (303,447)   440,775    (43,555)  46,356   (6,750)   39,735   23,488
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     427,999  1,127,433      1,332      5,563       --    8,956     8,824    6,909
   Transfers between funds ..................      52,072     17,224      9,542    (66,063)  28,045     (334)   15,247  (16,813)
   Redemptions (note 3) .....................    (367,372)  (633,086)   (26,016)  (242,806)  (1,105) (29,528) (235,551) (34,749)
   Annual contract maintenance charges
      (note 2) ..............................      (1,320)    (1,073)      (159)      (180)      (5)      --       (88)     (68)
   Contingent deferred sales charges
      (note 2) ..............................      (7,265)   (11,477)      (659)    (1,492)      --     (953)     (140)      --
   Adjustments to maintain reserves .........          --        (43)        13        (20)      (1)       2       (15)     (10)
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------
         Net equity transactions ............     104,114    498,978    (15,947)  (304,998)  26,934  (21,857) (211,723) (44,731)
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------

   Net change in contract owners' equity ....     584,498    195,531    424,828   (348,553)  73,290  (28,607) (171,988) (21,243)
   Contract owners' equity beginning
      of period .............................   3,282,675  3,087,144    880,815  1,229,368   87,485  116,092   343,227  364,470
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------
Contract owners' equity end of period .......  $3,867,173  3,282,675  1,305,643    880,815  160,775   87,485   171,239  343,227
                                               ==========  =========  =========  =========  =======  =======  ========  =======

CHANGES IN UNITS:
   Beginning units ..........................     345,934    298,720    106,173    141,871    9,129   11,606    23,610   27,000
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------
   Units purchased ..........................      53,984     64,028      3,342        655    2,688    1,061     2,747      525
   Units redeemed ...........................     (43,347)   (16,814)    (5,997)   (36,353)     (89)  (3,538)  (17,014)  (3,915)
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------
   Ending units .............................     356,571    345,934    103,518    106,173   11,728    9,129     9,343   23,610
                                               ==========  =========  =========  =========  =======  =======  ========  =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      VKUSRealEst
                                                ---------------------
                                                   2003        2002
                                                ----------   --------
Investment activity:
   Net investment income (loss) .............   $  (15,779)    16,728
   Realized gain (loss) on investments ......        6,432      5,581
   Change in unrealized gain (loss)
      on investments ........................      360,018    (76,923)
   Reinvested capital gains .................           --     20,429
                                                ----------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      350,671    (34,185)
                                                ----------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      130,148    199,040
   Transfers between funds ..................       74,057    273,019
   Redemptions (note 3) .....................      (48,365)  (105,485)
   Annual contract maintenance charges
      (note 2) ..............................         (395)      (311)
   Contingent deferred sales charges
      (note 2) ..............................       (1,565)    (1,907)
   Adjustments to maintain reserves .........           20        (20)
                                                ----------   --------
         Net equity transactions ............      153,900    364,336
                                                ----------   --------

Net change in contract owners' equity .......      504,571    330,151
Contract owners' equity beginning
   of period ................................      891,088    560,937
                                                ----------   --------
Contract owners' equity end of period .......   $1,395,659    891,088
                                                ==========   ========
CHANGES IN UNITS:
   Beginning units ..........................       67,873     41,796
                                                ----------   --------
   Units purchased ..........................       18,108     30,840
   Units redeemed ...........................       (7,578)    (4,763)
                                                ----------   --------
   Ending units .............................       78,403     67,873
                                                ==========   ========

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-8

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1) Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III
                     (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)*
                  Credit Suisse Trust - International Focus Portfolio
                     (CSIntFoc)*
                  Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

                  Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

                  Dreyfus Stock Index Fund - Initial Shares (DryStkIx)*

               Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Primary Shares
                     (FedAmLead)*
                  Federated IS - High Income Bond Fund II - Primary Shares
                     (FedHiInc)*
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)*
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                     (FidVIPEIS)
                  Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio - Service Class
                     (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)*
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class R
                     (FidVIPOvSR)

               Portfolio of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     (FidVIPConS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                     III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                     Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPValS)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                     GVIT)
               (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class III (GVITGlTech3)
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III
                     (GVITIntGro3)
                  Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)* Gartmore GVIT MAS Multi Sector Bond Fund - Class I
                     (GVITMMultiSec)*
                  Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                     (formerly Gartmore GVIT Total Return Fund - Class I)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                     (GVITNStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)*
                  Gartmore GVIT Turner Growth Focus Fund - Class III
                     (GVITTGroFoc3)
                  Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II Shares
                     (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II Shares
                     (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)

               Portfolios of the MFS Variable Insurance Trust (MFS(R) VIT);
                  MFS(R) VIT - Emerging Growth Series - Initial Class
                     (MFSEmGrSe)*
                  MFS(R) VIT - Total Return Series - Initial Class (MFSTotReSe)*

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                     (NBAMTGuard)
                  Neuberger Berman AMT - Mid-Cap Growth Portfolio(R) (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

               Portfolios of the Oppenheimer Variable Annuity (VA);
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)*
                  Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFund)
                     (formerly Oppenheimer Main Street Growth & Income Fund/VA - Service Class)

               Portfolios of the Salomon Brothers Variable Series Funds
                  Inc.(Salomon Brothers VSF Inc.);
                  Salomon Brothers VSF Inc. All Cap Fund (SalBrCap)
                     (formerly Salomon Brothers VSF Inc. Capital Fund)
                  Salomon Brothers VSF Inc. High Yield Bond Fund (SalBrHYBd) Salomon Brothers VSF Inc. Investors Fund (SalBrInv) Salomon Brothers VSF Inc. Total Return Fund (SalBrTotRet)

               Strong Opportunity Fund (StOpp)*

               Strong Opportunity Fund II, Inc.(StOpp2)*

               Portfolios of the Van Eck Worldwide Insurance Trust
                  (Van Eck WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
               Portfolios of the Van Kampen Universal Institutional Funds,
                  Inc.(Van Kampen UIF);

                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)
                  Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)*
                  Van Kampen UIF - U.S.Real Estate Portfolio - Class A
                     (VKUSRealEst)

               * At December 31, 2003, contract owners have not invested in this fund.

Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
2).

The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                         America's    America's
         Nationwide Variable Account-8 Options             Vision    Vision Plus
     ---------------------------------------------------------------------------
     Variable Account Charges - Recurring.............      1.40%        1.40%
     ---------------------------------------------------------------------------
     Beneficiary Protector Option.....................        --         0.40%
        Upon annuitant death, in addition to
           any death benefit payable, an additional
           amount will be credited to contract.
     -----------------------------------------------------------------------

     -----------------------------------------------------------------------
     Maximum Variable Account Charges*............      1.40%        1.80%
     -----------------------------------------------------------------------

     *    When maximum options are utilized.

     The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003:

                         Total     ACVPIncGr   ACVPInt   ACVPInt3   ACVPUltra   ACVPVal   CSLCapV   DrySmCapIxS
                      ----------   ---------   -------   --------   ---------   -------   -------   -----------
     1.40%.........   $2,682,945     27,983     61,351     4,284        79       66,429    2,297       1,092
     1.80%.........        7,765         --         --        --        --          103       --          --
                      ----------     ------     ------     -----       ---       ------    -----       -----
        Totals.....   $2,690,710     27,983     61,351     4,284        79       66,532    2,297       1,092
                      ==========     ======     ======     =====       ===       ======    =====       =====

                      DrySRGro   DryVIFApp   FedQualBd   FidVIPEIS   FidVIPGrS   FidVIPHIS   FidVIPOvS   FidVIPOvSR
                      --------   ---------   ---------   ---------   ---------   ---------   ---------   ----------
     1.40%.........    $47,328     45,803      71,914     133,442     260,565      22,007      29,419       2,157
     1.80%.........         --        515         709       1,215         218          37          --          --
                       -------     ------      ------     -------     -------      ------      ------       -----
        Totals.....    $47,328     46,318      72,623     134,657     260,783      22,044      29,419       2,157
                       =======     ======      ======     =======     =======      ======      ======       =====

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                    FidVIPConS   FidVIPGrOpS   FidVIPVaIS   GVITCVal   GVITDMidCapl   GVITEmMrkts   GVITEmMrkts3   GVITFHiInc
                    ----------   -----------   ----------   --------   ------------   -----------   ------------   ----------
     1.40% ......    $189,512       26,752        1,669       9,548       92,668          122            162         11,038
     1.80% ......          86           --           --          --           95           --             --             --
                     --------       ------        -----       -----       ------          ---            ---         ------
        Totals ..    $189,598       26,752        1,669       9,548       92,763          122            162         11,038
                     ========       ======        =====       =====       ======          ===            ===         ======

                    GVITGlTech   GVITGlTech3   GVITGvtBd   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                    ----------   -----------   ---------   ----------   ---------   ---------   ---------   ------------
     1.40% ......       $52           59        244,625      13,495       1,188       8,261       16,382        9,998
     1.80% ......        --           --          1,997          --          --          --           --           --
                        ---          ---        -------      ------       -----       -----       ------        -----
        Totals ..       $52           59        246,622      13,495       1,188       8,261       16,382        9,998
                        ===          ===        =======      ======       =====       =====       ======        =====

                    GVITIDModCon   GVITIntGro   GVITIntGro3   GVITSMdCpGr   GVITMyMkt   GVITNWFund   GVITNStrVal   GVITSmCapGr
                    ------------   ----------   -----------   -----------   ---------   ----------   -----------   -----------
     1.40% ......      $16,273         94           227          20,160      180,261      116,098        321          20,103
     1.80% ......           --         --            --              --           --          326         --              --
                       -------        ---           ---          ------      -------      -------        ---          ------
        Totals ..      $16,273         94           227          20,160      180,261      116,424        321          20,103
                       =======        ===           ===          ======      =======      =======        ===          ======

                    GVITSmCapVal   GVITSmComp   GVITTGroFoc3   GVITWLead   GVITWLead3   JanCapAp   JanGlTechS2   JanGlTech
                    ------------   ----------   ------------   ---------   ----------   --------   -----------   ---------
     1.40% ......      $35,516       50,169          179         8,744         413       32,951        438         12,370
     1.80% ......           66           --           --            --          --          125         --             --
                       -------       ------          ---         -----         ---       ------        ---         ------
        Totals ..      $35,582       50,169          179         8,744         413       33,076        438         12,370
                       =======       ======          ===         =====         ===       ======        ===         ======

                    JanIntGroS2   JanIntGro   NBAMTGuard   NBAMTMCGr   NBAMTPart   OppAggGro   OppCapAp   OppMSFund
                    -----------   ---------   ----------   ---------   ---------   ---------   --------   ---------
     1.40% ......      $1,723       21,848       8,220       36,366      7,469       73,466     130,204    138,710
     1.80% ......          --           --          --           --         --           59         489        878
                       ------       ------       -----       ------      -----       ------     -------    -------
        Totals ..      $1,723       21,848       8,220       36,366      7,469       73,525     130,693    139,588
                       ======       ======       =====       ======      =====       ======     =======    =======

                    SalBrCap   SalBrHYBd   SalBrInv   SalBrTotRet   VEWrldEMkt   VEWrldHAs   VKEmMkt   VKUSRealEst
                    --------   ---------   --------   -----------   ----------   ---------   -------   -----------
     1.40% ......   $174,997     34,935     75,819       49,361       13,966       1,608      2,476       15,779
     1.80% ......        284         --        479           84           --          --         --           --
                    --------     ------     ------       ------       ------       -----      -----       ------
        Totals ..   $175,281     34,935     76,298       49,445       13,966       1,608      2,476       15,779
                    ========     ======     ======       ======       ======       =====      =====       ======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $5,719,417 and $22,456,255, respectively, and total transfers from the Account to the fixed account were $6,276,464 and $18,468,006, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $303,601 and $217,485 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                Rate*         Units        Fair Value     Owners' Equity      Ratio**       Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     American Century VP - Income & Growth Fund - Class I
        2003 ............       1.40%         270,203   $      9.16         $ 2,474,279        1.17%          27.54%
        2002 ............       1.40%         250,186          7.18           1,796,233        1.10%         -20.50%
        2001 ............       1.40%         260,646          9.03           2,353,906        0.84%          -9.64%
        2000 ............       1.40%         204,713          9.99           2,046,104        0.28%         -11.86%
        1999 ............       1.40%          15,981         11.34             181,223        0.00%          13.40%       (a) (b)

     American Century VP - International Fund - Class I
        2003 ............       1.40%         596,775          8.08           4,821,869        0.71%          22.77%
        2002 ............       1.40%         688,081          6.58           4,528,535        0.85%         -21.49%
        2001 ............       1.40%         872,497          8.38           7,313,854        0.09%         -30.17%
        2000 ............       1.40%         908,393         12.00          10,905,148        0.06%         -17.98%
        1999 ............       1.40%          19,358         14.64             283,351        0.00%          46.37%       (a) (b)

     American Century VP - International Fund - Class III
        2003 ............       1.40%          40,870          9.87             403,359        0.73%          22.77%
        2002 ............       1.40%          23,266          8.04             187,035        0.00%         -19.61%       (a) (b)

     American Century VP - Ultra(R) Fund - Class I
        2003 ............       1.40%           1,597          9.81              15,661        0.00%          23.15%
        2002                    1.40%              76          7.96                 605        0.33%         -20.37%       (a) (b)

     American Century VP - Value Fund - Class I
        2003 ............   1.40% to 1.80%    399,980    13.98 to 11.64       5,591,093        1.03%     27.15% to  26.64%
        2002 ............   1.40% to 1.80%    393,412     9.19 to 11.00       4,324,838        0.86%    -14.19% to -13.84%
        2001 ............   1.40% to 1.80%    309,733    10.71 to 12.76       3,952,319        0.79%      7.15% to  11.23% (a)
        2000 ............       1.40%         126,122         11.47           1,447,110        0.29%          16.50%
        1999 ............       1.40%           3,378          9.85              33,270        0.00%          -1.51%       (a) (b)

     Credit Suisse Trust - Large Cap Value Portfolio
        2003 ............       1.40%          18,430         10.00             184,246        0.71%          23.41%
        2002 ............       1.40%          19,997          8.10             161,986        0.98%         -24.17%
        2001 ............       1.40%          20,806         10.68             222,269        0.00%          -0.48%
        2000 ............       1.40%          20,814         10.73             223,418        1.48%           7.39%
        1999 ............       1.40%           9,267          9.99              92,623        0.29%          -0.05%       (a) (b)

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 ............       1.40%          21,303         10.33             220,039        0.31%          35.85%
        2002 ............       1.40%             492          7.60               3,741        0.32%         -23.97%       (a) (b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2003 ............       1.40%         515,644          6.99           3,605,857        0.10%          24.24%
        2002 ............       1.40%         614,136          5.63           3,456,674        0.20%         -29.94%
        2001 ............       1.40%         762,556          8.03           6,126,444        0.06%         -23.67%
        2000 ............       1.40%         725,271         10.53           7,633,483        1.47%         -12.27%
        1999 ............       1.40%          62,468         12.00             749,450        0.03%          19.97%       (a) (b)

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 ............   1.40% to 1.80%    386,221     9.45 to  8.93       3,646,902        1.37%     19.47% to  18.99%
        2002 ............   1.40% to 1.80%    393,543     7.51 to  7.91       3,110,617        1.02%    -18.22% to -17.88%
        2001 ............   1.40% to 1.80%    456,408     9.18 to  9.63       4,393,471        0.89%    -10.59% to  -8.20% (b)
        2000 ............       1.40%         381,878         10.77           4,112,684        1.20%          -2.03%
        1999 ............       1.40%          33,598         10.99             369,352        0.66%           9.93%       (a) (b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                Rate*         Units        Fair Value     Owners' Equity      Ratio**       Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     Federated IS - Quality Bond Fund II - Primary Shares
        2003 ............   1.40% to 1.80%    400,580   $12.85 to 11.45     $ 5,143,710        3.38%      3.18% to   2.76%
        2002 ............   1.40% to 1.80%    406,235    11.14 to 12.46       5,055,726        3.21%      7.34% to   7.78%
        2001 ............   1.40% to 1.80%    315,665    10.38 to 11.56       3,644,583        1.94%      3.77% to   6.49% (a)
        2000 ............       1.40%         163,979         10.85           1,779,658        0.26%           8.91%
        1999 ............       1.40%           4,028          9.96              40,139        0.00%          -0.35%       (a) (b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2003 ............   1.40% to 1.80%  1,053,914    10.88 to  9.75      11,451,998        1.61%     28.40% to  27.88%
        2002 ............   1.40% to 1.80%  1,081,163     7.62 to  8.47       9,151,283        1.71%    -18.49% to -18.16%
        2001 ............   1.40% to 1.80%  1,144,546     9.35 to 10.35      11,839,582        1.45%     -6.49% to  -6.43% (a)
        2000 ............       1.40%         835,981         11.06           9,246,249        0.34%           6.80%
        1999 ............       1.40%          40,787         10.36             422,406        0.00%           3.56%       (a) (b)

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2003 ............   1.40% to 1.80%  2,629,076    7.86  to  7.74      20,654,769        0.19%     30.92% to  30.39%
        2002 ............   1.40% to 1.80%  2,877,438    5.94  to  6.00      17,266,579        0.15%    -31.46% to -31.18%
        2001 ............   1.40% to 1.80%  3,419,931    8.66  to  8.72      29,818,892        0.00%    -18.89% to -13.37% (b)
        2000 ............       1.40%       3,150,284         10.75          33,863,342        0.03%         -12.31%
        1999 ............       1.40%         171,385         12.26           2,100,791        0.00%          22.58%       (a) (b)

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2003 ............   1.40% to 1.80%    203,628    8.79  to 11.41       1,791,138        6.50%     25.19% to  24.69%
        2002 ............       1.40%         196,211          7.02           1,377,853       11.04%           2.17%
        2001 ............       1.40%         220,196          6.87           1,513,477       11.63%         -13.14%
        2000 ............       1.40%         173,115          7.91           1,369,826        2.07%         -23.69%
        1999 ............       1.40%           9,299         10.37              96,425        0.00%           3.69%       (a) (b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2003 ............       1.40%         299,969          8.50           2,550,632        0.71%          41.20%
        2002 ............       1.40%         336,058          6.02           2,023,692        0.80%         -21.46%
        2001 ............       1.40%         426,463          7.67           3,269,788        5.39%         -22.38%
        2000 ............       1.40%         459,387          9.88           4,537,898        0.54%         -20.28%
        1999 ............       1.40%          19,209         12.39             238,012        0.00%          23.91%       (a) (b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2003 ............       1.40%          21,273         10.91             232,098        0.67%          41.25%
        2002 ............       1.40%           9,740          7.72              75,234        0.00%         -22.76%       (a) (b)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2003 ............   1.40% to 1.80%  1,443,383    10.57 to 10.58      15,259,299        0.35%     26.56% to  26.04%
        2002 ............       1.40%       1,521,102          8.35          12,706,437        0.79%         -10.69%
        2001 ............       1.40%       1,811,908          9.35          16,948,037        0.69%         -13.60%
        2000 ............       1.40%       1,749,181         10.83          18,935,810        0.12%          -8.01%
        1999 ............       1.40%         101,072         11.77           1,189,486        0.00%          17.69%       (a) (b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2003 ............       1.40%         278,722          7.20           2,006,624        0.67%          27.85%
        2002 ............       1.40%         346,681          5.63           1,952,229        0.96%         -23.01%
        2001 ............       1.40%         399,964          7.31           2,925,447        0.25%         -15.64%
        2000 ............       1.40%         388,532          8.67           3,368,860        0.50%         -18.33%
        1999 ............       1.40%          24,641         10.62            261,613         0.00%           6.17%       (a) (b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2003 ............       1.40%          22,305         11.57             258,152        0.00%          55.58%
        2002 ............       1.40%           1,415          7.44              10,526        0.00%         -25.61%       (a) (b)

     Gartmore GVIT Comstock Value Fund - Class I
        2003 ............       1.40%          94,377          8.32             785,241        1.24%          29.59%
        2002 ............       1.40%         100,006          6.42             642,059        1.36%         -26.19%
        2001 ............       1.40%         110,991          8.70             965,470        1.43%         -13.39%
        2000 ............       1.40%          97,093         10.04             975,152        1.21%         -11.87%
        1999 ............       1.40%             791         11.40               9,014        0.11%          13.96%       (a) (b)

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2003 ............   1.40% to 1.80%    525,831   $14.33 to 10.75     $ 7,533,955       0.45%      32.77% to  32.23%
        2002 ............   1.40% to 1.80%    578,271     8.13 to 10.79       6,240,538       0.37%     -16.83% to -16.49%
        2001 ............   1.40% to 1.80%    612,540     9.78 to 12.93       7,916,538       0.52%      -2.70% to  -2.23%(b)
        2000 ............        1.40%        456,756        13.28            6,067,601       0.88%            13.60%
        1999 ............        1.40%         20,437        11.69              238,980       0.06%            16.93%     (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 ............        1.40%          1,025        11.05               11,331       0.48%            62.95%
        2002 ............        1.40%          1,555         6.78               10,549       0.23%           -16.42%
        2001 ............        1.40%          1,027         8.12                8,336       1.27%            -6.52%     (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class III
        2003 ............        1.40%          3,923        12.22               47,938       0.18%            62.91%
        2002 ............        1.40%            501         7.50                3,758       5.05%           -24.99%     (a)(b)

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2003 ............        1.40%         74,616        11.69              872,421       7.57%            20.56%
        2002 ............        1.40%         70,370         9.70              682,457       8.68%             1.78%
        2001 ............        1.40%         59,096         9.53              563,096      11.31%             2.75%
        2000 ............        1.40%         32,664         9.27              302,911      13.30%            -9.55%
        1999 ............        1.40%             50        10.25                  513       0.00%             2.53%     (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 ............        1.40%            706         2.92                2,064       0.00%            53.06%
        2002 ............        1.40%          2,064         1.91                3,943       0.44%           -43.58%
        2001 ............        1.40%          3,729         3.39               12,628       0.00%           -43.53%

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2003 ............        1.40%            916        10.90                9,982       0.00%            53.02%
        2002 ............        1.40%             12         7.12                   85       0.00%           -28.78%     (a)(b)

     Gartmore GVIT Government Bond Fund - Class I
        2003 ............   1.40% to 1.80%  1,294,042    12.83 to 11.34      16,587,355       3.13%       0.57% to   0.16%
        2002 ............   1.40% to 1.80%  1,413,032    11.33 to 12.76      18,011,113       4.56%       8.99% to   9.43%
        2001 ............   1.40% to 1.80%  1,125,512    10.39 to 11.66      13,108,751       5.47%       3.92% to   5.75%(a)
        2000 ............        1.40%        508,979        11.02            5,610,831       6.20%            10.97%
        1999 ............        1.40%          8,802         9.93               87,437       1.82%            -0.66%     (a)(b)

     Gartmore GVIT Growth Fund - Class I
        2003 ............        1.40%        219,678         4.93            1,083,921       0.02%            30.88%
        2002 ............        1.40%        239,854         3.77              904,218       0.00%           -29.72%
        2001 ............        1.40%        295,386         5.36            1,584,488       0.00%           -29.15%
        2000 ............        1.40%        273,531         7.57            2,070,889       0.23%           -27.56%
        1999 ............        1.40%         37,028        10.45              386,978       0.23%             4.51%     (a)(b)

     Gartmore GVIT ID Aggressive Fund
        2003 ............        1.40%         12,952        10.69              138,477       1.39%            30.02%
        2002 ............        1.40%          4,329         8.22               35,597       0.48%           -17.77%     (a)(b)

     Gartmore GVIT ID Conservative Fund
        2003 ............        1.40%         86,112        10.55              908,801       2.59%             6.40%
        2002 ............        1.40%         31,825         9.92              315,681       2.40%            -0.81%     (a)(b)

     Gartmore GVIT ID Moderate Fund
        2003 ............        1.40%        202,719        10.68            2,164,674       1.75%            18.37%
        2002 ............        1.40%         60,280         9.02              543,780       2.10%            -9.79%     (a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 ............        1.40%        110,062        10.71            1,178,411       1.26%            24.87%
        2002 ............        1.40%         58,948         8.57              505,432       1.49%           -14.26%     (a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
        2003 ............        1.40%        154,692        10.67            1,650,375       2.28%            12.11%
        2002 ............        1.40%         78,183         9.52              744,034       2.57%            -4.83%     (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                               Contract                                                    Investment
                                Expense                       Unit           Contract        Income           Total
                                 Rate*         Units       Fair Value     Owners' Equity      Ratio**        Return***
                            --------------   ---------   --------------   --------------   ----------   -----------------
     Gartmore GVIT International Growth Fund - Class I
        2003 ............        1.40%           1,293   $     6.49        $     8,390        0.00%            33.73%
        2002 ............        1.40%           1,311         4.85              6,362        0.00%           -25.17%
        2001 ............        1.40%           1,444         6.48              9,364       11.00%           -29.66%

     Gartmore GVIT International Growth Fund - Class III
        2003 ............        1.40%           3,452        10.36             35,754        0.00%            33.44%
        2002 ............        1.40%           1,011         7.76              7,847        0.00%           -22.38%     (a)(b)

     Gartmore GVIT Mid Cap Growth Fund - Class I
        2003 ............        1.40%         224,581         7.00          1,571,880        0.00%            38.18%
        2002 ............        1.40%         246,785         5.07          1,250,067        0.00%           -37.90%
        2001 ............        1.40%         286,498         8.16          2,336,883        0.00%           -31.29%
        2000 ............        1.40%         281,483        11.87          3,341,652        0.00%           -16.56%
        1999 ............        1.40%          12,348        14.23            175,682        0.00%            42.28%     (a)(b)

     Gartmore GVIT Money Market Fund - Class I
        2003 ............        1.40%       1,048,726        10.67         11,189,870        0.61%             0.78%
        2002 ............        1.40%       1,413,484        10.75         15,200,867        1.24%             0.21%
        2001 ............        1.40%       1,351,456        10.78         14,563,734        3.44%             2.15%
        2000 ............        1.40%         531,050        10.55          5,602,593        6.05%             4.55%
        1999 ............        1.40%          50,504        10.09            509,630        0.25%             0.91%     (a)(b)

     Gartmore GVIT Nationwide(R) Fund - Class I
        2003 ............   1.40% to 1.80%     957,084    9.29 to  9.41      8,893,349        0.54%      25.73% to  25.22%
        2002 ............   1.40% to 1.80%   1,096,544    7.39 to  7.51      8,104,140        0.87%     -18.84% to -18.51%
        2001 ............   1.40% to 1.80%   1,211,392    9.07 to  9.26     10,986,582        0.80%     -13.06% to  -7.40%(b)
        2000 ............        1.40%         952,292        10.43          9,934,195        0.90%            -3.48%
        1999 ............        1.40%          48,025        10.81            519,071        0.10%             8.08%     (a)(b)

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 ............        1.40%           2,530        11.01             27,862        0.03%            36.87%
        2002 ............        1.40%           2,477         8.05             19,931        0.01%           -26.41%
        2001 ............        1.40%          18,946        10.93            207,144        0.69%            -4.62%
        2000 ............        1.40%          12,858        11.46            147,389        0.00%             6.11%
        1999 ............        1.40%             312        10.80              3,370        0.00%             8.03%     (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 ............        1.40%         153,861        10.43          1,605,284        0.00%            32.39%
        2002 ............        1.40%         159,664         7.88          1,258,290        0.00%           -34.22%
        2001 ............        1.40%         164,348        11.98          1,969,107        0.00%           -12.10%
        2000 ............        1.40%         152,072        13.63          2,072,741        0.00%           -17.34%
        1999 ............        1.40%             210        16.49              3,463        0.00%            64.89%     (a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 ............        1.40%         184,554        17.12          3,159,001        0.00%            54.66%
        2002 ............   1.40% to 1.80%     198,522    6.92 to 11.07      2,190,047        0.01%     -28.48% to -28.18%
        2001 ............   1.40% to 1.80%     194,983    9.68 to 15.41      3,000,453        0.04%      -3.20% to  26.47%(a)
        2000 ............        1.40%         134,671        12.19          1,640,997        0.00%             9.65%
        1999 ............        1.40%           6,505        11.11             72,288        0.00%            11.13%     (a)(b)

     Gartmore GVIT Small Company Fund - Class I
        2003 ............        1.40%         284,376        14.77          4,198,853        0.00%            39.04%
        2002 ............        1.40%         297,261        10.62          3,156,684        0.00%           -45.99%
        2001 ............        1.40%         325,477        13.03          4,240,229        0.11%            -8.02%
        2000 ............        1.40%         299,060        14.16          4,235,738        0.03%             7.38%
        1999 ............        1.40%           6,733        13.19             88,808        0.00%            31.90%     (a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class I
        2001 ............        1.40%             755         3.80              2,869        0.00%           -39.89%

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2003 ............        1.40%           1,723        11.10             19,130        0.00%            48.37%
        2002 ............        1.40%             418         7.48              3,128        0.00%           -25.17%     (a)(b)

                               Contract                                                Investment
                               Expense                     Unit          Contract        Income           Total
                                 Rate*       Units      Fair Value    Owners' Equity     Ratio**        Return***
                            -------------   -------   -------------   --------------   ----------   -----------------
     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 ...........        1.40%        90,822   $     7.78        $   706,623       0.00%           34.16%
        2002 ...........        1.40%       103,271         5.80            598,914       1.22%          -26.44%
        2001 ...........        1.40%       109,497         7.88            863,216       1.76%          -19.95%
        2000 ...........        1.40%       106,910         9.85          1,052,924       1.29%          -13.54%
        1999 ...........        1.40%         1,738        11.39             19,798       0.00%           13.91%      (a)(b)

     Gartmore GVIT Worldwide Leaders Fund - Class III
        2003 ...........         1.40%        5,173        13.56             70,134       0.00%           35.58%      (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 ...........    1.40% to 1.80%  397,969    6.29 to 8.09       2,506,683       0.24%      18.55% to  18.07%
        2002 ...........    1.40% to 1.80%  420,848    5.31 to 6.86       2,235,334       0.31%     -17.44% to -17.11%
        2001 ...........    1.40% to 1.80%  487,923    6.40 to 8.30       3,125,669       0.90%     -22.93% to -16.95%(b)
        2000 ...........        1.40%       386,899         8.31          3,215,080       1.05%          -16.90%      (a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
        2003 ...........        1.40%         7,463        10.28             76,743       0.00%           45.08%
        2002 ...........        1.40%         5,079         7.09             36,000       0.00%          -29.12%      (a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
        2003 ...........        1.40%       293,472         3.46          1,015,527       0.00%           44.43%
        2002 ...........        1.40%       345,768         2.40            828,444       0.00%          -41.76%
        2001 ...........        1.40%       401,951         4.11          1,653,621       0.62%          -38.20%
        2000 ...........        1.40%       289,716         6.66          1,928,663       1.20%          -33.43%      (a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
        2003 ...........        1.40%        15,868        10.26            162,832       0.95%           32.66%
        2002 ...........        1.40%        11,947         7.74             92,410       0.38%          -22.65%      (a)(b)

     Janus AS - International Growth Portfolio - Service Shares
        2003 ...........        1.40%       304,328         5.87          1,786,106       0.88%           32.65%
        2002 ...........        1.40%       367,575         4.42          1,626,294       0.62%          -26.80%
        2001 ...........        1.40%       470,389         6.04          2,843,102       0.73%          -24.51%
        2000 ...........        1.40%       327,658         8.01          2,623,383       2.03%          -19.94%      (a)(b)

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2003 ...........        1.40%        65,822        10.60            697,437       0.90%           29.92%
        2002 ...........        1.40%        59,292         8.16            483,570       0.71%          -27.48%
        2001 ...........        1.40%        55,575        11.25            625,003       0.42%           -2.90%
        2000 ...........        1.40%        40,127        11.58            464,727       0.20%           -0.28%
        1999 ...........        1.40%         4,403        11.61             51,135       0.00%           16.14%      (a)(b)

     Neuberger Berman AMT - Mid Cap Growth Portfolio(R)
        2003 ...........        1.40%       325,971         8.85          2,884,659       0.00%           26.28%
        2002 ...........        1.40%       346,585         7.01          2,428,798       0.00%          -30.33%
        2001 ...........        1.40%       376,746        10.06          3,789,556       0.00%          -25.71%
        2000 ...........        1.40%       343,557        13.54          4,651,565       0.00%           -8.75%
        1999 ...........        1.40%         3,465        14.84             51,413       0.00%           48.38%      (a)(b)

     Neuberger Berman AMT - Partners Portfolio(R)
        2003 ...........        1.40%        59,646        10.33            616,350       0.00%           33.20%
        2002 ...........        1.40%        59,287         7.76            459,943       0.54%          -25.21%
        2001 ...........        1.40%        57,673        10.37            598,209       0.36%           -4.20%
        2000 ...........        1.40%        42,613        10.83            461,361       0.09%           -0.70%
        1999 ...........        1.40%           130        10.90              1,417       0.00%            9.03%      (a)(b)

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 ...........    1.40% to 1.80%  736,879    7.59 to 7.70       5,594,786       0.00%      23.83% to  23.33%
        2002 ...........        1.40%       802,210         6.13          4,918,443       0.70%          -28.80%
        2001 ...........        1.40%       916,594         8.61          7,893,280       0.92%          -32.24%
        2000 ...........        1.40%       875,332        12.71         11,124,034       0.00%          -12.48%
        1999 ...........        1.40%        17,379        14.52            252,341       0.00%           45.20%      (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 ...........    1.40% to 1.80%  1,024,415   $10.15 to  8.00     $10,389,644        0.38%     29.11% to  28.59%
        2002 ...........    1.40% to 1.80%  1,118,284     6.22 to  7.86       8,785,778        0.61%    -28.18% to -27.88%
        2001 ...........    1.40% to 1.80%  1,225,154     8.67 to 10.90      13,348,283        0.62%    -13.81% to -13.34%(b)
        2000 ...........        1.40%       1,007,367         12.65          12,741,632        0.06%          -1.62%
        1999 ...........        1.40%          50,682         12.86             651,605        0.00%          28.57%       (a)(b)

     Oppenheimer Main Street(R) Fund/VA - Initial Class
        2003 ...........    1.40% to 1.80%  1,252,731     8.87 to  9.07      11,115,529        0.93%     24.95% to  24.44%
        2002 ...........    1.40% to 1.80%  1,322,245     7.10 to  7.29       9,389,961        0.78%    -20.26% to -19.94%
        2001 ...........    1.40% to 1.80%  1,400,831     8.87 to  9.14      12,425,085        0.53%    -11.43% to  -8.57%(b)
        2000 ...........        1.40%       1,083,351         10.01          10,847,305        0.20%         -10.05%
        1999 ...........        1.40%          54,195         11.13             603,240        0.00%          11.31%       (a)(b)

     Salomon Brothers VSF Inc. All Cap Fund
        2003 ...........    1.40% to 1.80%  1,121,498    13.17 to  9.46      14,759,462        0.25%     37.09% to  36.53%
        2002 ...........    1.40% to 1.80%  1,173,568     6.93 to  9.60      11,266,478        0.42%    -26.41% to -26.11%
        2001 ...........    1.40% to 1.80%  1,191,775     9.41 to 13.00      15,488,381        0.78%      -5.87% to  0.47%(a)
        2000 ...........        1.40%         895,490         12.94          11,585,351        0.98%          16.59%
        1999 ...........        1.40%          43,305         11.10             480,532        0.90%          10.96%       (a)(b)

     Salomon Brothers VSF Inc. High Yield Bond Fund
        2003 ...........        1.40%         203,726         13.68           2,787,671        6.76%          22.46%
        2002 ...........        1.40%         191,007         11.17           2,134,247        7.61%           5.81%
        2001 ...........        1.40%         166,474         10.56           1,757,969        9.03%           3.66%
        2000 ...........        1.40%         125,878         10.19           1,282,377       17.44%          -1.41%
        1999 ...........        1.40%           3,249         10.33              33,573       17.53%           3.33%       (a)(b)

     Salomon Brothers VSF Inc. Investors Fund
        2003 ...........    1.40% to 1.80%    569,592    11.20 to  8.96       6,372,426        1.36%     30.48% to  29.95%
        2002 ...........    1.40% to 1.80%    598,838     6.90 to  8.58       5,134,996        1.16%    -24.44% to -24.13%
        2001 ...........    1.40% to 1.80%    586,817     9.13 to 11.31       6,632,102        0.87%     -8.73% to  -5.50%(a)
        2000 ...........        1.40%         375,929         11.97           4,500,901        1.31%          13.63%
        1999 ...........        1.40%          15,554         10.54             163,880        0.99%           5.36%       (a)(b)

     Salomon Brothers VSF Inc. Total Return Fund
        2003 ...........    1.40% to 1.80%    356,571    10.85 to 10.22       3,867,173        1.64%      14.29% to 13.83%
        2002 ...........    1.40% to 1.80%    345,934     8.98 to  9.49       3,282,675        1.55%      -8.54% to -8.17%
        2001 ...........        1.40%         298,720         10.33           3,087,144        2.65%          -2.20%
        2000 ...........        1.40%         174,110         10.57           1,839,752        5.79%           6.40%
        1999 ...........        1.40%           9,159          9.93              90,956        4.71%          -0.69%       (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 ...........        1.40%         103,518         12.61           1,305,643        0.10%          52.03%
        2002 ...........        1.40%         106,173          8.30             880,815        0.21%          -4.26%
        2001 ...........        1.40%         141,871          8.67           1,229,368        0.00%          -3.19%
        2000 ...........        1.40%         149,767          8.95           1,340,618        0.00%         -42.68%
        1999 ...........        1.40%           5,099         15.62              79,625        0.00%          56.16%       (a)(b)

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 ...........        1.40%          11,728         13.71             160,775        0.34%          43.05%
        2002 ...........        1.40%           9,129          9.58              87,485        0.98%          -4.19%
        2001 ...........        1.40%          11,606         10.00             116,092        1.04%         -11.71%
        2000 ...........        1.40%           7,795         11.33              88,309        0.44%           9.85%
        1999 ...........        1.40%           1,012         10.31              10,437        0.00%           3.13%       (a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2003 ...........        1.40%           9,343         18.33             171,239        0.00%          26.08%
        2002 ...........        1.40%          23,610         14.54             343,227        6.53%           7.69%
        2001 ...........        1.40%          27,000         13.50             364,470        9.01%           8.55%
        2000 ...........        1.40%          27,654         12.44             343,894       20.47%           9.84%       (a)(b)

                                                 Contract                                          Investment
                                                  Expense               Unit         Contract        Income       Total
                                                   Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                 --------   ------   ----------   --------------   ----------   ---------
     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
        2003 .................................     1.40%    78,403     $17.80      $  1,395,659       0.00%       35.59%
        2002 .................................     1.40%    67,873      13.13           891,088       3.88%       -2.18%
        2001 .................................     1.40%    41,796      13.42           560,937       5.61%        8.30%
        2000 .................................     1.40%    12,215      12.39           151,378      22.92%        3.91%(a)(b)
                                                                                   ------------

     2003 Contract owners' equity .............................................    $212,439,145
                                                                                   ============

     2002 Contract owners' equity .............................................    $182,935,330
                                                                                   ============

     2001 Contract owners' equity .............................................    $232,199,228
                                                                                   ============

     2000 Contract owners' equity .............................................    $211,715,531
                                                                                   ============

     1999 Contract owners' equity .............................................    $ 10,643,323
                                                                                   ============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of earnings, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



/s/ KPMG LLP


Columbus, Ohio
March 11, 2004

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
             wholly owned subsidiary of Nationwide Financial Services, Inc.)

                            Consolidated Statements of Earnings

                                        (in millions)

                                                                                                            YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                2003          2002           2001
====================================================================================================================================

REVENUES:
Policy charges                                                                                 $ 924.1       $ 973.8       $1,017.3
Life insurance premiums                                                                          279.8         259.9          251.1
Net investment income                                                                          1,980.0       1,838.5        1,724.7
Net realized gains (losses) on investments, hedging instruments and hedged items:
Unrelated parties                                                                               (100.8)       (107.6)         (62.7)
Related parties                                                                                      -          23.2           44.4
Other income                                                                                      12.7           8.8            8.2
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                                 3,095.8       2,996.6        2,983.0
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                               1,300.4       1,241.2        1,238.7
Other benefits and claims                                                                        361.8         326.0          280.3
Policyholder dividends on participating policies                                                  41.2          45.2           41.7
Amortization of deferred policy acquisition costs                                                375.9         670.1          347.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)                48.4          36.0            6.2
Other operating expenses                                                                         533.7         508.6          439.3
------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                                    2,661.4       2,827.1        2,354.1
------------------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal income tax expense                              434.4         169.5          628.9
Federal income tax expense                                                                        96.2           8.7          161.2
------------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                                                338.2         160.8          467.7
Income from discontinued operations, net of tax                                                      -           0.7            1.2
 Cumulative effect of adoption of accounting principle, net of tax                                (0.6)            -           (7.1)
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                     $ 337.6       $ 161.5        $ 461.8
====================================================================================================================================


See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                               Consolidated Balance Sheets
                            (in millions, except share amounts)

                                                                                                DECEMBER 31,       December 31,
                                                                                                   2003              2002
=============================================================================================================================

ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $25,850.2 in 2003; $23,134.3 in 2002)                       $ 26,946.8      $ 24,169.0
      Equity securities (cost $74.0 in 2003; $85.1 in 2002)                                             85.6            84.3
   Mortgage loans on real estate, net                                                                8,345.8         7,923.2
   Real estate, net                                                                                     96.5           116.6
   Policy loans                                                                                        618.3           629.2
   Other long-term investments                                                                         130.6           137.5
   Short-term investments, including amounts managed by a related party                              1,860.8         1,210.3
-----------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                               38,084.4        34,270.1
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                     0.1             0.9
Accrued investment income                                                                              367.1           328.7
Deferred policy acquisition costs                                                                    3,219.3         2,971.1
Other assets                                                                                         1,815.5         1,243.6
Assets held in separate accounts                                                                    57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $ 100,570.9      $ 86,022.6
=============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                                 $ 35,322.3      $ 31,679.8
Short-term debt                                                                                        199.8               -
Long-term debt, payable to NFS                                                                         700.0           600.0
Other liabilities                                                                                    3,264.7         2,985.8
Liabilities related to separate accounts                                                            57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   96,571.3        82,473.8
-----------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
Capital shares, $1 par value.  Authorized 5.0 million shares; 3.8 million shares issued                  3.8             3.8
   and outstanding
  Additional paid-in capital                                                                           271.3           171.1
  Retained earnings                                                                                  3,257.2         2,979.6
  Accumulated other comprehensive income                                                               467.3           394.3
-----------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                           3,999.6         3,548.8
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                       $ 100,570.9      $ 86,022.6
=============================================================================================================================




See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                  (in millions)



                                                                                                      ACCUMULATED
                                                                           ADDITIONAL                 OTHER            TOTAL
                                                               CAPITAL     PAID-ON     RETAINED       COMPREHENSIVE    SHAREHOLDER'S
                                                               SHARES      CAPITAL     EARNINGS       INCOME           EQUTY
=================================================================================================================================
=================================================================================================================================

Balance as of January 1, 2001                                     $ 3.8     $ 646.1    $2,436.3         $ 116.7        $ 3,202.9

Comprehensive income:
Net income                                                            -           -       461.8               -            461.8
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            98.2             98.2
Cumulative effect of adoption of accounting principles,
   net of tax                                                         -           -           -            (1.4)            (1.4)
Accumulated net losses on cash flow hedges, net of tax                -           -           -            (8.8)            (8.8)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 549.8
                                                                                                                  ---------------
Dividend to NFS                                                       -           -       (35.0)              -            (35.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                                   $ 3.8     $ 646.1    $2,863.1         $ 204.7        $ 3,717.7
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       161.5               -            161.5
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -           178.6            178.6
Accumulated net gains on cash flow hedges, net of tax                 -           -           -            11.0             11.0
                                                                                                                  ---------------
Total comprehensive income                                                                                                 351.1
                                                                                                                  ---------------
Returns of capital to NFS                                             -      (475.0)          -               -           (475.0)
Dividend to NFS                                                       -           -       (45.0)              -            (45.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   $ 3.8     $ 171.1    $2,979.6         $ 394.3        $ 3,548.8
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       337.6               -            337.6
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            99.6             99.6
Accumulated net losses on cash flow hedges, net of tax                -           -           -           (26.6)           (26.6)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 410.6
                                                                                                                  ---------------
Capital contributed by NFS                                            -       200.2           -               -            200.2
Return of capital to NFS                                              -      (100.0)          -               -           (100.0)
Dividend to NFS                                                       -           -       (60.0)              -            (60.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                   $ 3.8     $ 271.3    $3,257.2         $ 467.3        $ 3,999.6
=================================================================================================================================




See accompanying notes to unaudited consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
                                 (in millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                       2003          2002          2001
===========================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                             $ 337.6       $ 161.5       $ 461.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations                                                        -          (0.7)         (1.2)
  Interest credited to policyholder account values                                     1,300.4       1,241.2       1,238.7
  Capitalization of deferred policy acquisition costs                                   (567.2)       (648.2)       (743.0)
  Amortization of deferred policy acquisition costs                                      375.9         670.1         347.9
  Amortization and depreciation                                                           69.3          (0.7)        (31.5)
  Realized losses (gains) on investments, hedging instruments and hedged items:
Unrelated parties                                                                        100.8         107.6          62.7
Related parties                                                                              -         (23.2)        (44.4)
  Cumulative effect of adoption of accounting principles                                  (0.9)            -          10.9
  Increase in other assets                                                              (640.7)       (606.1)       (271.8)
  Increase in policy and other liabilities                                               299.1         463.1         335.8
  Other, net                                                                               1.1          11.0         (47.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by continuing operations                                         1,275.4       1,375.6       1,318.9
    Net cash provided by discontinued operations                                             -           0.7           1.7
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                          1,275.4       1,376.3       1,320.6
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of available-for-sale securities                                4,101.6       3,887.7       3,933.9
Proceeds from sale of available-for-sale securities                                    2,220.5       1,534.9         497.2
Proceeds from repayments of mortgage loans on real estate                              1,478.3       1,009.0       1,204.4
Proceeds from sale of limited partnership to related parties                                 -          54.5         158.9
Cost of available-for-sale securities acquired                                        (9,366.7)     (9,874.5)     (7,123.6)
Cost of mortgage loans on real estate acquired                                        (1,914.4)     (1,810.2)     (2,123.1)
Short-term investments, net                                                             (639.9)       (193.1)       (568.7)
Disposal of subsidiary, net of cash                                                          -         (20.0)            -
Other, net                                                                               254.2         (31.8)        697.0
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,324.0)
    Net cash provided by discontinued operations                                             -             -           0.6
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,323.4)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt                                                            199.8        (100.0)        (18.7)
Net proceeds from issuance of long-term debt to NFS                                      100.0         300.0         300.0
Capital contributed by NFS                                                               200.2             -             -
Capital returned to NFS                                                                 (100.0)       (475.0)            -
Cash dividends paid to NFS                                                               (60.0)        (35.0)        (35.0)
Increase in investment and universal life insurance product account values             5,116.1       6,278.9       5,976.7
Decrease in investment and universal life insurance product account values            (2,865.9)     (1,923.4)     (4,216.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                          2,590.2       4,045.5       2,007.0
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                           (0.8)        (21.7)          4.2
Cash, beginning of period                                                                  0.9          22.6          18.4
---------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                      $ 0.1         $ 0.9        $ 22.6
===========================================================================================================================


 See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS


     Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans, other investment products sold to institutions, life insurance and an advisory services program. The Company markets its products through a diverse distribution network, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, certified public accounting firms and the following affiliated producers: Nationwide Retirement Solutions, TBG Financial, Nationwide Provident agents and Nationwide agents.


     Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Ohio Department of Insurance has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 14 for discussion of statutory capital requirements and dividend limitations.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products, universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Consolidation Policy

          The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest and, as discussed in note 2(n), effective December 31, 2003, the Company applied the provisions of FIN 46R to those special purpose entities (SPIEs) with which it is associated. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. The Company may enter into a cross-currency basis swap (pay a variable US rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgments involved in related estimate, and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are performed as required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 3.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2003 and 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 13% in 2003 (15% in 2002 and 17% in 2001) of the Company's life insurance in-force, 56% of the number of life insurance policies in-force in 2003 (59% in 2002 and 63% in 2001), and 11% of life insurance statutory premiums in 2003 (9% in 2002 and 9% in 2001). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

     (i)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

     (k)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no special purpose entity VIE's as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $3.3 million, net of tax, during the first quarter of 2004. See note 21 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as a cumulative effect of adoption of this accounting principal.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income in 2001. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fiar value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is less than its carrying value and that there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 15, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     (m)  Reclassification

          Certain items in the 2002 and 2001 consolidated financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                                                GROSS         GROSS
                                                               AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
(in millions)                                                    COST           GAINS        LOSSES       FAIR VALUE
=======================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                      $1,042.5        $ 61.0         $ 1.9        $1,101.6
    Obligations of states and political subdivisions                 167.6           1.0           5.2           163.4
    Debt securities issued by foreign governments                     51.8           2.0           0.8            53.0
    Public securities                                             10,000.0         503.7          26.2        10,477.5
    Private securities                                             6,454.2         469.1          25.3         6,898.0
    Mortgage-backed securities - U.S. Government backed            3,990.1          73.9          21.8         4,042.2
    Asset-backed securities                                        4,144.0         129.0          61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           25,850.2       1,239.7         143.1        26,946.8
  Equity securities                                                   74.0          11.8           0.2            85.6
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $25,924.2      $1,251.5       $ 143.3       $27,032.4
=======================================================================================================================

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                       $ 774.3        $ 64.4         $ 0.3         $ 838.4
    Obligations of states and political subdivisions                  20.8           1.1             -            21.9
    Debt securities issued by foreign governments                     39.3           2.7             -            42.0
    Public securities                                              8,744.3         445.4          75.2         9,114.5
    Private securities                                             5,399.2         489.1          41.4         5,846.9
    Mortgage-backed securities - U.S. Government backed            4,347.5         146.5           0.1         4,493.9
    Asset-backed securities                                        3,808.9         157.3         154.8         3,811.4
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           23,134.3       1,306.5         271.8        24,169.0
  Equity securities                                                   85.1           7.1           7.9            84.3
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $23,219.4      $1,313.6       $ 279.7       $24,253.3
=======================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              AMORTIZED      ESTIMATED
(in millions)                                                                                   COST         FAIR VALUE
=========================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                       $1,056.7       $1,079.1
   Due after one year through five years                                                          7,442.2        7,784.5
   Due after five years through ten years                                                         6,704.7        7,123.5
   Due after ten years                                                                            2,512.5        2,706.4
-------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                         17,716.1       18,693.5
    Mortgage-backed securities - U.S. Government backed                                           3,990.1        4,042.2
    Asset-backed securities                                                                       4,144.0        4,211.1
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $25,850.2      $26,946.8
=========================================================================================================================

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)                                                                                   2003            2002
=========================================================================================================================

Unrealized gains, before adjustments and taxes                                               $    1,108.2    $   1,033.9
Adjustment to deferred policy acquisition costs                                                    (243.7)        (300.6)
Adjustment to future policy benefits and claims                                                    (110.6)        (133.2)
Deferred federal income tax                                                                        (264.2)        (210.0)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                                         $      489.7    $     390.1
=========================================================================================================================


An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                                   2003            2002            2001
=========================================================================================================================

   Fixed maturity securities                                                       $ 61.9         $ 625.5        $ 212.0
   Equity securities                                                                 12.4           (11.8)           5.5
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                         $ 74.3         $ 613.7        $ 217.5
=========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of selected data about gross unrealized losses on available-for-sale securities by time on an unrealized loss position as of December 31, 2003 and 2002 follows:

                                      LESS THAN OR EQUAL TO                  MORE                      TOTAL
                                             ONE YEAR                   THAN ONE YEAR
                                     -------------------------------------------------------------------------------------
                                                       GROSS                      GROSS                         GROSS
                                      ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED      ESTIMATED      UNREALIZED
(in millions)                         FAIR VALUE      LOSSES      FAIR VALUE     LOSSES        FAIR VALUE       LOSSES
==========================================================================================================================
December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and          $ 154.4         $ 1.9          $ -           $ -         $ 154.4          $ 1.9
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and               123.4           5.2            -             -           123.4            5.2
      political subdivisions
    Debt securities issued by                19.9           0.8            -             -            19.9            0.8
      foreign governments
    Public securities                     1,236.7          24.5         31.7           1.7         1,268.4           26.2
    Private securities                      832.3          21.4         49.1           3.9           881.4           25.3
    Mortgage-backed securities -            984.9          21.7          5.3           0.1           990.2           21.8
       U.S. Government backed
    Asset-backed securities                 787.0          36.2        260.4          25.7         1,047.4           61.9
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   4,138.6         111.7        346.5          31.4         4,485.1          143.1
  Equity securities                           6.2           0.1          2.0           0.1             8.2            0.2
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 4,144.8       $ 111.8      $ 348.5        $ 31.5       $ 4,493.3        $ 143.3
==========================================================================================================================
% of gross unrealized loss                                 78.0%                      22.0%

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and           $ 55.3         $ 0.3          $ -           $ -          $ 55.3          $ 0.3
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and                   -             -            -             -               -              -
      political subdivisions
    Debt securities issued by                   -             -            -             -               -              -
      foreign governments
    Public securities                       590.5          46.5        266.7          28.7           857.2           75.2
    Private securities                      245.6          32.8         70.4           8.6           316.0           41.4
    Mortgage-backed securities -             51.4           0.1         19.6             -            71.0            0.1
       U.S. Government backed
    Asset-backed securities                 576.3          62.6        260.8          92.2           837.1          154.8
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   1,519.1         142.3        617.5         129.5         2,136.6          271.8
  Equity securities                          24.6           3.9         16.1           4.0            40.7            7.9
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 1,543.7       $ 146.2      $ 633.6       $ 133.5       $ 2,177.3        $ 279.7
==========================================================================================================================
% of gross unrealized loss                                 52.3%                      47.7%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $2.22 billion, $1.53 billion and $497.2 million, respectively. During 2003, gross gains of $104.0 million ($42.0 million and $31.3 million in 2002 and 2001, respectively) and gross losses of $27.6 million ($16.6 million and $10.1 million in 2002 and 2001, respectively) were realized on those sales.

     The Company had $27.2 million and $28.0 million of real estate investments as of December 31, 2003 and 2002, respectively, that were non-income producing during the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $22.4 million as of December 31, 2003 ($18.6 million as of December 31, 2002). The carrying value of real estate held for disposal totaled $10.5 million and $46.0 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $46.3 million as of December 31, 2003 ($27.4 million as of December 31, 2002), which includes $46.3 million ($10.9 million as of December 31, 2002) of impaired mortgage loans on real estate for which the related valuation allowance was $3.9 million ($2.5 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $15.4 million ($5.5 million in 2002) and interest income recognized on those loans using the cash-basis method of income recognition, totaled $3.3 million in 2003 ($0.1 million in 2002).

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in millions)                                                                   2003           2002         2001
=================================================================================================================

Allowance, beginning of period                                               $    43.4    $     42.9  $     45.3
Net (reductions) additions (credited) charged to allowance                       (14.3)          0.5        (2.4)
--------------------------------------------------------------------------------------------------------------
Allowance, end of period                                                     $    29.1    $     43.4  $     42.9
=================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

     An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                  $1,453.1        1,332.5        1,181.1
   Equity securities                                                               1.4            1.9            1.8
Mortgage loans on real estate                                                    579.7          563.8          527.9
Real estate                                                                       21.7           26.8           33.1
Short-term investments                                                             9.3           12.6           28.0
Derivatives                                                                     (100.3)         (79.6)         (19.7)
Other                                                                             64.8           31.0           20.9
---------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                    2,029.7        1,889.0        1,773.1
Less investment expenses                                                          49.7           50.5           48.4
---------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     $1,980.0        1,838.5        1,724.7
=====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in millions)                                                              2003           2002           2001
=============================================================================================================
UNRELATED PARTIES:
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                     $          98.5      $ 42.0         $ 30.1
Hedging losses on fixed maturity sales                                      (42.4)      (36.2)          (1.5)
Equity securities, available-for-sale                                         5.5           -            1.2
Real estate                                                                   4.2        14.0            3.3
Mortgage loans on real estate                                                 3.0         3.2           11.2
Mortgage loan hedging losses                                                 (2.4)       (1.2)          (8.1)
Other                                                                           -         0.1            1.2
-------------------------------------------------------------------------------------------------------------
Total realized gains on sales - unrelated parties                            66.4        21.9           37.4
-------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                               (27.2)      (15.7)          (9.3)
Hedging gains on fixed maturity sales                                         9.2        10.7            0.1
Equity securities, available-for-sale                                        (0.4)       (0.9)          (0.8)
Real estate                                                                  (0.3)       (3.0)          (1.4)
Mortgage loans on real estate                                                (5.0)       (3.3)          (0.6)
Mortgage loan hedging gains                                                   0.5         0.9              -
Other                                                                        (2.0)       (1.0)          (7.7)
-------------------------------------------------------------------------------------------------------------
Total realized losses on sales - unrelated parties                          (25.2)      (12.3)         (19.7)
-------------------------------------------------------------------------------------------------------------

Other-than-temporary impairments:
Fixed maturity securities, available-for-sale                              (159.4)     (111.6)         (66.1)
Equity securities, available-for-sale                                        (8.0)          -          (13.8)
Real estate                                                                  (0.8)       (2.4)             -
Mortgage loans on real estate                                                11.7        (6.3)          (0.7)
-------------------------------------------------------------------------------------------------------------
Total other-than-temporary impairments                                  (156.5)        (120.3)         (80.6)
-------------------------------------------------------------------------------------------------------------

Credit default swaps                                                         13.3        (6.4)          (0.5)
Derivatives, excluding hedging gains and losses on                            1.2         9.5            0.7
   sales, and credit default swaps
-------------------------------------------------------------------------------------------------------------
Total unrelated parties                                                    (100.8)     (107.6)         (62.7)
Gain on sale of limited partnership - related party                             -        23.2           44.4
-------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                      $ (100.8)    $ (84.4)       $ (18.3)
   hedging instruments and hedged items
=============================================================================================================


     Fixed maturity securities with an amortized cost of $7.8 million as of December 31, 2003 and $7.3 million as of December 31, 2002 were on deposit with various regulatory agencies as required by law.

     As of December 31, 2003 and 2002 the Company had pledged fixed maturity securities with a fair value of $101.2 million and $152.4 million, respectively, as collateral to various derivative counterparties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     As of December 31, 2003 and 2002 the Company held collateral of $544.5 million and $413.1 million, respectively, on derivative transactions. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities. The Company also held $163.0 million and $25.9 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $958.1 million and $950.5 million, respectively. As of December 31, 2003 and 2002 the Company held collateral of $976.6 million and $974.5 million, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

(4)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity
     - $213.4 million, Institutional Products - $7.8 million and Life Insurance
     - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits (GMDB) on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  VARIABLE ANNUITY CONTRACTS

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts:
     (1) Guaranteed Minimum Death Benefits (GMDB); (2) Guaranteed Minimum Accumulation Benefits (GMAB); and (3) Guaranteed Minimum Income Benefits
     (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

          o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

          o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options (GTOs) or adherence to limitations required by an approved asset allocation strategy.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

          o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                                  2003                                             2002
                               -----------------------------------------------  ----------------------------------------------
                                  ACCOUNT       NET AMOUNT       WTD. AVG.         Account      Net amount       Wtd. Avg.
(in millions)                      VALUE         AT RISK 1     ATTAINED AGE         value         at risk 1    attained age
==============================================================================================================================

GMDB:
   Return of premium               $ 9,760.0  $         199.8            56.0    $   8,737.4   $        736.7            54.0
   Reset                            17,534.2            569.4            61.0       14,710.3          1,776.9            60.0
   Ratchet                           8,147.7            141.0            63.0        6,058.3            411.2            63.0
   Roll-up                             669.7             22.2            68.0          616.7             32.8            67.0
   Combo                             2,128.7             39.6            67.0        1,104.0            111.6            65.0
------------------------------------------------------------------------------------------------------------------------------
Subtotal                          $ 38,240.3            972.0            61.0     $ 31,226.7          3,069.2            59.0
                               ==============                                    =============
Earnings enhancement                 $ 314.1             10.9            59.0        $ 213.1              1.7            61.0
                                             -----------------------------------              --------------------------------
Total - GMDB                                          $ 982.9            61.0                       $ 3,070.9            59.0
                                             ===================================              ================================

GMAB:
5 Year                                $ 79.9            $ 0.1             N/A            n/a              n/a             n/a
7 Year                                 125.5              0.5             N/A            n/a              n/a             n/a
10 Year                                 43.4              0.1             N/A            n/a              n/a             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMAB                         $ 248.8            $ 0.7             N/A            n/a              n/a             n/a
==============================================================================================================================

GMIB: 2
Ratchet                              $ 416.6              $ -             N/A        $ 307.8              $ -             n/a
Roll-up                              1,131.9                -             N/A          664.4                -             n/a
Combo                                    1.1                -             N/A            0.1                -             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMIB                       $ 1,549.6              $ -             N/A        $ 972.3              $ -             n/a
==============================================================================================================================

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     Please refer to note 8 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 12 for discussion about the risks associated with these guarantees.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in millions)                                                GMDB             GMAB             GMIB            TOTAL
==========================================================================================================================

Balance as of December 31, 2001                                 $ 10.8              $ -              $ -           $ 10.8
Change in fair value                                              23.6                -                -             23.6
Paid guarantee benefits                                          (20.7)               -                -            (20.7)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   13.7                -                -             13.7
NEW BUSINESS ACQUIRED                                                -              4.7                -              4.7
Change in fair value                                              30.0             (0.4)               -             29.6
Paid guarantee benefits, net of reinsurance                      (21.9)               -                -            (21.9)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                 $ 21.8            $ 4.3              $ -           $ 26.1
==========================================================================================================================


     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in millions)                                                                        2003            2002
===============================================================================================================

Bond mutual funds                                                                    $ 4,620.3       $ 4,476.3
Domestic equity mutual funds                                                          26,399.4        20,040.6
International equity mutual funds                                                      1,622.0         1,158.7
Money market funds                                                                     1,792.9         2,550.2
---------------------------------------------------------------------------------------------------------------
Total                                                                               $ 34,434.6      $ 28,225.8
===============================================================================================================



(6)  SHORT-TERM DEBT

     NLIC has established a $500.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003 at a weighted average effective rate of 1.07%, none as of December 31, 2002. See also note 16.

     The Company paid interest on short-term debt totaling $1.3 million, $0.7 million and $5.3 million in 2003, 2002 and 2001, respectively, including $0.1 million and $0.5 million to NFS in 2003 and 2002, respectively.

(7)  LONG-TERM DEBT, PAYABLE TO NATIONWIDE FINANCIAL SERVICES, INC.

     Following is a summary of surplus notes payable to NFS as of each December 31:

(in millions)                                                                                2003              2002
====================================================================================================================

7.50% surplus note, due December 17, 2031                                                 $ 300.0           $ 300.0
8.15% surplus note, due June 27, 2032                                                       300.0             300.0
6.75% surplus note, due December 23, 2033                                                   100.0                 -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                   $ 700.0           $ 600.0
====================================================================================================================


     The Company made interest payments to NFS on surplus notes totaling $47.1 million in 2003, $30.1 million in 2002 and none in 2001. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise
     (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps resulting, when combined with the hedged obligations, in net U.S. dollar cash outflows.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps , resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. To manage this risk, the Company has implemented a GMDB economic hedging program for primarily for certain new business generated after December 2002. The program does not qualify for hedge accounting under FAS 133, but is designed to offset changes in the value of the GMDB obligation up to a return of the contractholder's premiums paid less amounts withdrawn. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See note 12 for additional discussion.

     The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The GMAB is an embedded derivative, as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the income statement. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components, selected by the contract holder do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under FAS 133.

     Other Non-Hedging Derivatives

     From time-to-time, the Company enters into basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2003, 2002 and 2001 gains of $4.2 million, $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was a loss of $5.4 and a gain of $1.8 million in 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $0.2 million in losses out of AOCI over the next 12-month period.

     In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2003, 2002 and 2001 the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings because it became probable that a forecasted transaction would not occur.

     Other Derivative Instruments, Including Embedded Derivatives

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a net gain of $11.8 million, a net loss of $2.2 million and a net loss of $1.6 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2003, 2002 and 2001, net gains of $4.2 million, $120.4 million and a net loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An additional net gain of $0.9, loss of $119.6 million and a net gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2003, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                              2003           2002
===================================================================================================================

 INTEREST RATE SWAPS:
   Pay fixed/receive variable rate swaps hedging investments                               $1,954.7      $ 2,206.5
   Pay variable/receive fixed rate swaps hedging investments                                  188.2          229.7
   Pay variable/receive variable rate swaps                                                   154.0          221.0
   Pay variable/receive fixed rate swaps hedging liabilities                                  500.0          500.0
   Pay variable/receive variable rate swaps                                                   430.0          430.0
   Other contracts hedging investments                                                        842.5          690.8
CROSS CURRENCY INTEREST RATE SWAPS:
    Hedging foreign currency denominated investments                                          580.1          111.0
    Hedging foreign currency denominated liabilities                                        2,643.9        3,033.6
Futures contracts                                                                           2,615.8        4,250.9
-------------------------------------------------------------------------------------------------------------------
Total                                                                                      $9,909.2      $11,673.5
===================================================================================================================


(9)  FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                                  2003            2002
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 594.8        $ 549.6
   Derivatives                                                                                      11.7           40.2
   Other                                                                                           104.4           40.1
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax assets                                                                   710.9          629.9
   Less valuation allowance                                                                         (7.0)          (7.0)
------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                                     703.9          622.9
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       390.0          402.2
   Equity securities and other investments                                                          42.7           37.4
   Deferred policy acquisition costs                                                               840.8          762.0
   Other                                                                                            88.1           50.5
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                            1,361.6        1,252.1
------------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                          $ 657.7        $ 629.2
========================================================================================================================


     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $106.3 million and $176.4 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income from continuing operations before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in millions)                                                                  2003           2002           2001
======================================================================================================================

Current                                                                     $      106.7        $ 63.7         $ 32.2
Deferred                                                                           (10.5)        (55.0)         129.0
----------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                  $       96.2        $  8.7         $161.2
======================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles did not exist in 2002. This is a result of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                   2003                   2002                    2001
                                               ---------------------- ----------------------- -----------------------
(in millions)                                     AMOUNT        %        Amount        %         Amount        %
=====================================================================================================================

Computed (expected) tax expense               $  152.0         35.0    $  59.3        35.0     $ 220.1        35.0
Tax exempt interest and dividends
  received deduction                             (45.7)       (10.5)     (38.9)      (22.9)      (48.8)       (7.7)
Income tax credits                               (10.8)        (2.5)     (12.7)       (7.5)      (11.5)       (1.8)
Other, net                                         0.7          0.1        1.0         0.5         1.4         0.1
---------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)          $   96.2         22.1    $   8.7         5.1    $  161.2        25.6
=====================================================================================================================


     Total federal income tax paid (refunded) was $176.0 million, $71.0 million and $(45.4) million during the years ended December 31, 2003, 2002 and 2001, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(10) COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                      $     (16.7)       $ 527.5        $ 164.0
Adjustment to deferred policy acquisition costs                                   56.9         (205.7)         (71.7)
Adjustment to future policy benefits and claims                                   22.6         (133.2)             -
Related federal income tax expense                                               (22.4)         (66.0)         (32.3)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                              40.4          122.6           60.0
---------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                             91.0           86.2           58.7
Related federal income tax benefit                                               (31.8)         (30.2)         (20.5)
---------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   59.2           56.0           38.2
---------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities                                          99.6          178.6           98.2
   available-for-sale
---------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (40.9)          16.9          (13.5)
Related federal income tax benefit (expense)                                      14.3           (5.9)           4.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (26.6)          11.0           (8.8)
---------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                     -              -           (5.6)
Transition adjustment - EITF 99-20                                                   -              -            3.5
Related federal income tax benefit                                                   -              -            0.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                   -              -           (1.4)
---------------------------------------------------------------------------------------------------------------------

Total other comprehensive income                                           $      73.0    $     189.6     $     88.0
=====================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003, 2002 and 2001 and, therefore, are not reflected in the table above.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

          Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

          Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 12.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                 2003                        2002
                                                              --------------------------- --------------------------
                                                               CARRYING      ESTIMATED     Carrying      Estimated
(in millions)                                                   AMOUNT       FAIR VALUE     amount      fair value
====================================================================================================================

ASSETS
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                              $26,946.8      $26,946.8   $ 24,169.0    $ 24,169.0
         Equity securities                                           85.6           85.6         84.3          84.3
      Mortgage loans on real estate, net                          8,345.8        8,830.0      7,923.2       8,536.4
      Policy loans                                                  618.3          618.3        629.2         629.2
      Short-term investments                                      1,860.8        1,860.8      1,210.3       1,210.3
   Cash                                                               0.1            0.1          0.9           0.9
   Assets held in separate accounts                              57,084.5       57,084.5     47,208.2      47,208.2

LIABILITIES
   Investment contracts                                         (28,663.4)     (27,239.8)   (25,276.3)    (23,634.1)
   Policy reserves on life insurance contracts                   (6,658.9)      (6,706.7)    (6,403.5)     (6,479.6)
Short-term debt                                                    (199.8)        (199.8)           -             -
   Long-term debt, payable to NFS                                  (700.0)        (803.7)      (600.0)       (728.5)
   Collateral received - securities lending and derivatives      (1,521.1)      (1,521.1)    (1,363.6)     (1,363.6)
   Liabilities related to separate accounts                     (57,084.5)     (56,118.6)   (47,208.2)    (45,524.6)

DERIVATIVE FINANCIAL INSTRUMENTS
   Interest rate swaps hedging assets                               (99.4)         (99.4)      (141.2)       (141.2)
   Cross currency interest rate swaps                               599.1          599.1        325.1         325.1
   Futures contracts                                                (25.2)         (25.2)       (45.7)        (45.7)
   Other derivatives                                                  4.6            4.6            -             -
--------------------------------------------------------------------------------------------------------------------


(12) RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to and the Company's current and expected future capital position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the uinderlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $391.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had $110.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2003, the Company's credit risk from these derivative financial instruments was $75.8 million, net of $544.5 million of cash collateral and $163.0 million in securities pledged as collateral.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 80% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or GMAB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $2.8 billion before reinsurance and $982.9 million net of reinsurance. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $21.8 million and $13.7 million, respectively. See note 21 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company also offers certain variable annuity products with a GMAB rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. The GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlation's of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under FAS 133. See note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2003. The fair value of the GMAB embedded derivative as of December 31, 2003 was $4.3 million. Changes in the fair value of the GMAB embedded derivative and the hedging instruments totaled $(0.4) million and $(0.1) million, respectively, during the year ended December 31, 2003.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. As of December 31, 2003, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2003, 31% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 18, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $635.9 million as of December 31, 2003. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contract.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(13) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

     The Company, together with certain affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $13.2 million, $10.0 million and $5.0 million, respectively. The Company has recorded a prepaid pension asset of $7.7 million as of December 31, 2003 compared to pension liability of $0.5 million as of December 31, 2002.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. FASB Staff Position FAS 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $50.5 million and $51.9 million, respectively, and the NPPBC for 2003, 2002 and 2001 was $1.1 million, $3.5 million and $2.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Information regarding the funded status of the pension plans as a whole and the postretirement life and health care benefit plan as a whole, both of which are U.S. plans, as of December 31, 2003 and 2002 follows:

                                                                  PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                             ---------------------------  ------------------------------
(in millions)                                                   2003           2002           2003            2002
========================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                    $  2,236.2      $   2,132.2     $   269.7      $   314.0
Service cost                                                    104.0            103.3           9.9           13.2
Interest cost                                                   131.7            135.6          19.5           22.5
Participant contributions                                           -                -           4.2            4.0
Plan amendment                                                    1.6            (11.5)            -         (117.7)
Actuarial loss (gain)                                            85.1            (13.1)         (2.8)          54.0
Benefits paid                                                  (101.6)           (97.6)        (20.4)         (20.3)
Impact of settlement/curtailment                                    -            (12.7)            -              -
Impact of plan merger                                               -                -          26.7              -
------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                             2,457.0          2,236.2         306.8          269.7
------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                1,965.0          2,200.7         106.9          119.7
Actual return on plan assets                                    265.4           (142.4)         16.5          (12.7)
Employer contributions1                                         113.6              4.3          20.3           16.2
Participant contributions                                           -                -           4.2            4.0
Benefits paid1                                                 (101.6)           (97.6)        (20.4)         (20.3)
------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                      2,242.4          1,965.0         127.5          106.9
------------------------------------------------------------------------------------------------------------------------

Funded status                                                  (214.6)          (271.2)       (179.3)        (162.8)
Unrecognized prior service cost                                  30.3             33.6        (103.3)        (116.9)
Unrecognized net losses                                         192.1            225.9          56.9           71.9
Unrecognized net (asset) obligation at transition                (2.5)            (3.8)            -            0.1
------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                        $      5.3  $         (15.5)    $  (225.7)     $  (207.7)
========================================================================================================================
------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                             $  2,020.2      $   1,821.0           N/A            N/A
========================================================================================================================

          ________

          1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

     Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3 percent per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     The plan sponsor and participating employers, including the Company, expect to contribute $130.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2004.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     On June 30, 2002, NMIC Medicare operations ceased, and all Medicare employees were terminated as Nationwide employees. Curtailment charges of $10.5 million and curtailment credits of $10.0 million were directly assigned to NMIC for the years ended December 31, 2003 and 2002 respectively.

     Weighted average assumptions used in calculating benefit obligations and the funded status of the pension plan and postretirement life and health care benefit plan as of the end of each period presented were as follows:

                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                        ----------------------------  -----------------------------
                                                            2003           2002           2003           2002
===================================================================================================================

Discount rate                                                  5.50%          6.00%          6.10%           6.60%
Rate of increase in future compensation levels                 4.00%          4.50%              -               -
Assumed health care cost trend rate:
Initial rate                                                       -              -        11.00%1         11.30%1
Ultimate rate                                                      -              -         5.20%1          5.70%1
Declining period                                                   -              -       11 YEARS        11 Years
-------------------------------------------------------------------------------------------------------------------


          ________
          1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     The Company uses a December 31 measurement date for all plans.

     The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                                 TARGET
                                                                          ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                    2004                  2003             2002
===================================================================================================================================
Equity Securities                                                                40 - 65                      45%              43%
Debt Securities                                                                  25 - 50                      55%              57%
Real Estate                                                                       0 - 10                       0%               0%
Total                                                                                  -                     100%             100%
===================================================================================================================================


     The plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilit ies for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The asset allocation for the other postretirement life and healthcare benefit plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                               TARGET
                                                                        ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                  2004                  2003             2002
=================================================================================================================================
                                                                                     -
Equity Securities                                                              50 - 80                 59%               53%
Debt Securities                                                                20 - 50                 35%               39%
Other                                                                           0 - 10                  6%                8%
Total                                                                                -                100%              100%
=================================================================================================================================


         The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                    2003            2002             2001
========================================================================================================================

Service cost (benefits earned during the period)                           $     104.0    $      103.3   $        89.3
Interest cost on projected benefit obligation                                    131.7           135.6           129.1
Expected return on plan assets                                                  (156.7)         (178.6)         (183.8)
Recognized gains                                                                   0.1               -            (7.8)
Amortization of prior service cost                                                 4.5             4.4             3.2
Amortization of unrecognized transition asset                                     (1.3)           (1.3)           (1.3)
------------------------------------------------------------------------------------------------------------------------
       Net periodic pension cost                                            $     82.3    $       63.4   $        28.7
========================================================================================================================


     Weighted average assumptions used in calculating the net periodic pension cost, set at the beginning of each year, for the pension plan were as follows:

                                                                             2003           2002           2001
====================================================================================================================

Weighted average discount rate                                              6.00%          6.50%          6.75%
Rate of increase in future compensation levels                              4.50%          4.75%          5.00%
Expected long-term rate of return on plan assets                            7.75%          8.25%          8.00%
--------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

     In 2002, the pension plan's target investment portfolio was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================
Service cost (benefits attributed to employee service during the year)        $ 9.9         $ 13.2         $ 12.6
Interest cost on accumulated postretirement benefit obligation                 19.5           22.5           21.4
Expected return on plan assets                                                 (8.0)          (9.2)          (9.6)
Amortization of unrecognized transition obligation of affiliates                  -            0.6            0.6
Net amortization and deferral                                                  (9.9)          (0.5)          (0.4)
---------------------------------------------------------------------------------------------------------------------
NPPBC                                                                         $11.5         $ 26.6         $ 24.6
=====================================================================================================================


     Weighted average actuarial assumptions used for the measurement of the NPPBC, set at the beginning of each year, for the postretirement benefit plan for 2003, 2002 and 2001 were as follows:

                                                                                      2003           2002           2001
==========================================================================================================================

Discount rate                                                                         6.60%          7.25%          7.50%
Long-term rate of return on plan assets                                               7.50%          7.75%          8.00%
Assumed health care cost trend rate:
Initial rate                                                                         11.30% 1        11.00% 1       11.00%
Ultimate rate                                                                         5.70% 1        5.50%  1       5.50%
Declining period                                                                   11 YEARS        4 Years        4 Years
--------------------------------------------------------------------------------------------------------------------------

1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.5 million, $5.7 million and $5.6 million for 2003, 2002 and 2001, respectively, including $0.5 million and $0.4 million related to discontinued operations for 2002 and 2001, respectively.

(14) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of NLIC as of December 31, 2003 and 2002 was $2.23 billion and $1.61 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2003, 2002 and 2001 was $444.4 million, $92.5 million and $83.1 million, respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, NLIC could pay dividends totaling $284.4 million without obtaining prior approval. In February 2004, NLIC obtained prior approval from the Ohio Department of Insurance to pay a dividend to NFS in the amount of $75.0 million because the December 31, 2003 statutory financial statements had not been filed at the time of the dividend.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(15) RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $170.4 million, $135.6 million and $139.8 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.22 billion and $4.50 billion as of December 31, 2003 and 2002, respectively. Total revenues from these contracts were $138.9 million, $143.3 million and $150.7 million for the years ended December 31, 2003, 2002 and 2001, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111.8 million, $114.8 million and $122.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $12.80 billion and $12.21 billion, respectively. For the years ended December 31, 2003 and 2002, GGI paid the Company $38.6 million and $35.3 million, respectively, for the distribution and servicing of these funds.

     NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2003, 2002 and 2001 were $286.7 million, $325.0 million and $200.7 million, respectively, while benefits, claims and expenses ceded were $247.5 million, $328.4 million and $210.1 million, respectively.

     Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.8 million, $24.9 million and $26.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $17.5 million, $20.2 million and $18.7 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 and 2002, the Company had no borrowings from affiliated entities under such agreements. During 2003, 2002 and 2001, the most the Company had outstanding at any given time was $126.0 million, $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.1 million, $0.3 million and $0.2 million for 2003, 2002 and 2001, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $205.9 million and $87.0 million as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying consolidated balance sheets. For the years ending December 31, 2003, 2002 and 2001, the Company paid NCMC fees and expenses totaling $0.3 million, $0.3 million and $0.4 million, respectively.

     Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for each of the years in the three year period ended December 31, 2003 were $62.0 million, $50.3 million and $52.9 million, respectively.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 9, beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $71.0 million and $(45.4) million for the years ended December 31, 2002 and 2001, respectively. Total payments to (from) NLAIC were $(2.7) million and $0 for the years ended December 31, 2003 and 2002, respectively.

     In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

     In first quarter 2003 NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

     In 2003 and 2002, NLIC paid dividends of $60.0 million and $35.0 million, respectively, to NFS. During 2003 and 2002 NLIC paid dividends in the form of return of capital of $100.0 million and $475.0 million to NFS, respectively. Furthermore, in February 2004, NLIC paid a $75.0 million dividend to NFS.

     In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

     In December 2001, NLIC issued NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $47.1 million and $30.1 million in 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million and $0.5 million in 2003 and 2002, respectively. As of December 31, 2003 there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

(16) BANK LINES OF CREDIT

     The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700.0 million agreement maturing in May of 2005 and a 364 day $300.0 million agreement maturing in May of 2004 with a group of financial institutions. The Company and NMIC intend to renew both parts of the credit facility in 2004. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935.0 million. The Company had no amounts outstanding under this agreement as of December 31, 2003. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500.0 million commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003.

     Also, the Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The maximum amount available under the agreement is $100.0 million. The borrowing rate on this program rate is equal to fed funds plus 3 basis points. There were no amounts outstanding under this agreement as of December 31, 2003.

(17) CONTINGENCIES

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and the Company is of evaluating its merits. The Company intends to defend this lawsuit vigorously.

     On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that the Company acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by the Company and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On January 30, 2004, the Company filed its Revised Memorandum in Support of Summary Judgment, and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. The Company intends to defend this lawsuit vigorously.

     On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana, (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. The Company's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(18) SECURITIZATION TRANSACTIONS

     To date, the Company has sold $290.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 5.10% to 5.25% and as of December 31, 2003 held guarantee reserves totaling $2.9 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.

     The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $824.2 million. The Company does not anticipate making any payments related to the guarantees.

     At the time of the sales, $4.3 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the collateral is released. During 2003 and 2002, $3.1 million and $0.5 million of stabilization collateral had been released into income, respectively.

     To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Institutional Products segment is comprised of the Company's private and public sector group retirement plans, medium-term note program and structured products initiatives. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

     The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt and expenses of the Company's non-insurance subsidiaries not reported within the three product segments. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of pre-tax operating earnings.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2003, 2002 and 2001.

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2003
Net investment income                                  $      807.9  $      787.7  $      324.3 $     60.1   $     1,980.0
Other operating revenue                                       517.7         162.3         536.2        0.4         1,216.6
Net realized losses on investments, hedging                       -             -             -     (100.8)         (100.8)
   instruments and hedged items
---------------------------------------------------------------------------------------------------------------------------
   Total  operating revenues                                1,325.6         950.0         860.5      (40.3)        3,095.8
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              602.5         512.3         185.6          -         1,300.4
Amortization of deferred policy acquisition costs             228.4          45.6        101.9           -           375.9
Interest expense on debt, primarily with NFS                      -             -             -       48.4            48.4
Other benefits and expenses                                   324.0         183.1         423.0        6.6           936.7
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,154.9         741.0         710.5       55.0         2,661.4
---------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal
   income tax expense                                         170.7         209.0         150.0      (95.3)  $        434.4
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      100.8
------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      170.7  $      209.0  $      150.0 $      5.5
============================================================================================================
------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   49,392.5  $   33,837.4  $   11,243.5 $  6,097.5   $   100,570.9
===========================================================================================================================

2002
Net investment income                                  $      668.5  $      800.2  $      328.6 $     41.2   $     1,838.5
Other operating revenue                                       526.2         177.9         537.7        0.7         1,242.5
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      (84.4)          (84.4)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,194.7         978.1         866.3      (42.5)        2,996.6
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              505.9         548.9         186.4          -         1,241.2
Amortization of deferred policy acquisition costs             528.2          53.7          88.2          -           670.1
Interest expense on debt, primarily with NFS                      -             -             -       36.0            36.0
Other benefits and expenses                                   283.4         172.1         420.2        4.1           879.8
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,317.5         774.7         694.8       40.1         2,827.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
   federal income tax expense                                (122.8)        203.4         171.5      (82.6)          169.5
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -       84.4
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating (loss) earnings 1                    $     (122.8) $      203.4  $      171.5 $      1.8
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   40,830.0   $  30,440.7  $    9,676.3 $  5,075.6   $    86,022.6
===========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2001
Net investment income                                  $      534.7  $      847.5  $      323.3 $     19.2   $     1,724.7
Other operating revenue                                       556.0         209.4         511.5       (0.3)        1,276.6
Net realized losses on investments, hedging
   instruments and hedged items                                   -           -               -      (18.3)          (18.3)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,090.7       1,056.9         834.8        0.6         2,983.0
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              433.2         627.8         177.7          -         1,238.7
Amortization of deferred policy acquisition costs             220.0          47.6          80.3          -           347.9
Interest expense on debt primarily with NFS                       -             -             -        6.2             6.2
Other benefits and expenses                                   206.1         170.2         387.1       (2.1)          761.3
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                859.3         845.6         645.1        4.1         2,354.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before               231.4         211.3         189.7       (3.5)  $       628.9
   federal income tax expense
                                                                                                               ============
Net realized losses on investments, hedging
   instruments and hedged items not related
   to securitizations                                             -             -             -       20.2
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      231.4  $    211.3    $      189.7 $     16.7
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2
Assets as of period end                                $   43,885.4  $ 34,130.1    $    9,129.0 $  4,010.1   $    91,154.6
===========================================================================================================================

     ____________
     1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

     2    Inclues $24.8 million of assets related to discontinued operations.

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(20) VARIABLE INTEREST ENTITIES

     As of December 31, 2003, the Company has relationships with eight VIEs where the Company is the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to third-party investors where the Company provides guaranteed returns (See note 18). The Company has not yet adopted FIN 46 or FIN 46R as it relates to these VIEs. As such, these VIEs and their results of operations are not included in the consolidated financial statements.

     The net assets of these VIEs totaled $176.1 million as of December 31, 2003. The most significant components of net assets are $58.7 million of mortgage loans on real estate, $241.9 million of other long-term investments, $37.9 million in other assets, $59.2 million of short-term debt and $103.3 million of other liabilities. The total exposure to loss on these VIEs where the Company may be the primary beneficiary is less than $0.1 million as of December 31, 2003.

     For the mortgage loan VIE, which is the VIE to which the short-term debt relates to, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     In addition to the VIEs described above, the Company also holds variable interests, in the form of limited partnership (LP) or similar investments, in a number of tax credit funds. These investments have been held by the Company for periods of 1 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs where the Company is not the primary beneficiary is $44.2 million as of December 31, 2003.

(21) SUBSEQUENT EVENT

     As discussed in note 2(n), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in millions)                                                                                                     JANUARY 1, 2004
==================================================================================================================================

Increase in future policy benefits - ratchet interest crediting                                                           $ (12.3)
Increase in future policy benefits - secondary guarantees - life insurance                                                   (2.4)
Increase in future policy benefits - GMDB claim reserves                                                                     (1.8)
Increase in future policy benefits - GMIB claim reserves                                                                     (1.0)
Deferred acquisition costs related to above                                                                                  12.4
Deferred federal income taxes                                                                                                 1.8
Cumulative effect of adoption of accounting principle, net of tax                                                          $ (3.3)
==================================================================================================================================


     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:

          o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

          o    Mean gross equity performance of 8.1%

          o    Equity volatility of 18.7%

          o    Mortality - 100% of Annuity 2000 table

          o    Discount rate of 8.0%

          Lapse rate assumptions vary by duration as shown below:

DURATION         1         2         3          4         5          6         7         8          9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum          4.50%     5.50%      6.50%     8.50%     10.50%    10.50%    10.50%     17.50%    17.50%     17.50%
MAXIMUM          4.50%     8.50%     11.50%    17.50%     22.50%    22.50%    22.50%     22.50%    22.50%     19.50%


     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

PART C. OTHER INFORMATION

         Item 24.     Financial Statements and Exhibits


                           Nationwide Variable Account-8:

                               Independent Auditors' Report

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2003.

                               Statements of Operations for the year ended
                               December 31, 2003.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2003 and 2002.

                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.

                               Consolidated Balance Sheets as of December
                               31, 2003 and 2002.

                               Consolidated Statements of Earnings for the years ended December 31, 2003, 2002 and 2001.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No.
                               811-7357) and hereby incorporated by reference.

                         (2)   Not Applicable

                         (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with Amendment No. 6 to Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and hereby incorporated by reference.

                         (4) The form of the variable annuity contract - Filed previously with the Registration Statement and (1933 Act File No. 033-62637, 1940 Act File No.
                               811-7357) hereby incorporated by reference.

                         (5) Variable Annuity Application - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and
                               hereby incorporated by reference.

                         (6) Articles of Incorporation of Depositor - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and hereby incorporated by reference.

                         (7)   Not Applicable

                         (8)   Not Applicable

                         (9) Opinion of Counsel - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and hereby incorporated by reference.

                         (10)  Not Applicable

                         (11)  Not Applicable

                         (12)  Not Applicable

Item 25.  Directors and Officers of the Depositor

          Arden L. Shisler, Director and Chairman of the Board
          W.G. Jurgensen, Director and Chief Executive Officer
          Joseph J. Gasper, Director, President and Chief Operating Officer Mark R. Thresher, President and Chief Operating Officer-Elect and
           Chief Financial Officer
          Patricia R. Hatler, Executive Vice President, General Counsel and
           Secretary
          Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer Robert A. Rosholt, Executive Vice President-Chief Finance and
           Investment Officer
          W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
          David A. Diamond, Senior Vice President
          Dennis P. Drent, Senior Vice President-Internal Audits
          Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide
           Financial
          J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
          Kelly A. Hamilton, Senior Vice President-NI Finance
          David K. Hollingsworth, Senior Vice President-President-Nationwide
           Insurance Sales
          David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Sales-Financial Services
          M. Eileen Kennedy, Senior Vice President-NF Finance
          Gale V. King, Senior Vice President-Property and Casualty Human
           Resources
          Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations
          Gary D. McMahan, Senior Vice President
          Brian W. Nocco, Senior Vice President and Treasurer
          Mark D. Phelan, Senior Vice President-Technology and Operations
          John S. Skubik, Senior Vice President-Consumer Finance
          Katherine A. Stumph, Senior Vice President-Marketing, Strategy and
           Urban Market Operations
          Mark D. Torkos, Senior Vice President-Property and Casualty Systems Richard M. Waggoner, Senior Vice President-Operations
          Robert O. Wilson, Senior Vice President-Corporate Strategy
          Susan A. Wolken, Senior Vice President-Product Management and
           Nationwide Financial Marketing
          James G. Brocksmith, Jr., Director
          Henry S. Holloway, Director
          James F. Patterson, Director
          Gerald D. Prothro, Director
          Joseph A. Alutto, Director
          Donald L. McWhorter, Director
          Arden L. Shisler, Director
          Alex Shumate, Director
          Lydia M. Marshall, Director
          David O. Miller, Director
          Martha J. Miller de Lombera, Director

     The business address of the Directors and Officers of the Depositor is: One Nationwide Plaza, Columbus, Ohio 43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
               * Subsidiaries for which separate financial statements are filed ** Subsidiaries included in the respective consolidated financial statements
             *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
            **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The company administers the deferred compensation
                                                                                plan for the public employees of the State of
                                                                                Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                December 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  75,843    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2003


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line
                                        December 31, 2003

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |___
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE MARITIMA VIDA e   |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock:  134,822,225     |
    |                               |   |   |------------   Shares          |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   |   CAP PRO HOLDING, INC.   |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |                           |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |
|  ------------------------------ |  ----------------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |
|  |                            | |  |                                |
|__|                            | |__| Common Stock: 5,000 Shares     |
|  |                            | |  | ------------                   |
|  |                            | |
|  |                            | |  |                                |
|  |TGN-100%                    | |  |                                |
|  ------------------------------ |  | NW Life-100%                   |
|                                 |  ----------------------------------
|  ------------------------------ |
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |
|__|                            | |__|       ASSIGNMENT COMPANY       |
|  |                            | |  |                                |
|  |                            | |  | NW LIFE-100%                   |
|  |                            | |  ----------------------------------
|  |                            | |
|  |TGN-100%                    | |  ----------------------------------
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |
|                                 |  |                                |
|  ------------------------------ |  | Units:                         |
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |
|__|                            | |  ----------------------------------
|  |                            | |
|  |                            | |  ----------------------------------
|  |                            | |  |    NATIONWIDE COMMUNITY        |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |
|  ------------------------------ |  |                                |
|                                 |--| Units:                         |
|  ------------------------------ |  | -----                          |
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |
|  |                            | |  ----------------------------------
|  |                            | |
|__|                            | |  ----------------------------------
   |                            | |  |     NATIONWIDE AFFORDABLE      |
   |                            | |  |         HOUSING, LLC           |
   |TGN-100%                    | |--|                                |
   ------------------------------    | NW Life-45%                    |
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                 ||                                      |
    --------------------------------- |   ----------------------------- ||                                      |
    |    FINANCIAL HORIZONS         | |   |                           | ||                                      |
    |    DISTRIBUTORS AGENCY        | |   |                           | ||                                      |
    |     OF ALABAMA, INC.          | |   |        FLORIDA            | ||                                      |
    |                               |_|   |        RECORDS            |_||                                      |
    | Common Stock: 10,000 Shares   | |   |    ADMINISTRATOR, INC     |__|                                      |
    | ------------                  | |   |                           |                                         |
    |                               | |   |                           |                                         |
    |                               | |   |                           |                                         |
    | NFIDAI-100%                   | |   |                           |                                         |
    --------------------------------- |   -----------------------------                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                                    |
                       --------------------------------   |   -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |   |   |                           |      | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |      |                              |
                       |                              |   |   |                           |      |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|      | NFS-100%                     |
                       --------------------------------   |   -----------------------------      -------------------------------
                                                          |                                                      |
 _______________________________________                  |                                                      |
                                       |                  |                                                      |
                        --------------------------------  |   -----------------------------      --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |      |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |      |                              |
                        |                              |  |   |                           |      | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |      | ------------                 |
                        | -------------                |      |                           |      |                              |
                        |                              |      |                           |      |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |      | NFSB-100%                    |
                        --------------------------------     -----------------------------      --------------------------------
                                    |
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ALABAMA              | | |        NEW MEXICO         |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               || |                           |  |
                               || | AMH - 99.99%              |  |
                               || | GNL - .01%                |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    AMH INVESTMENTS        |  |
                               || |                           |  |
                               ||_|                           |  |
                               |  |                           |  |
                               |  |                           |  |
                               |  | AMH - 100%                |  |__
                               |   ---------------------------
                               |               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-94%                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      December 31, 2003

Item 27.      Number of Contract Owners


              The number of contract owners of Qualified and Non-Qualified Contracts as of February 11, 2004 was 1,267 and 1,486 respectively.


Item 28.      Indemnification

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.      Principal Underwriter

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account          Nationwide VL Separate Account-C
    Nationwide Variable Account          Nationwide VL Separate Account-D
    Nationwide Variable Account-II       Nationwide VLI Separate Account-2
    Nationwide Variable Account-4        Nationwide VLI Separate Account-3
    Nationwide Variable Account-5        Nationwide VLI Separate Account-4
    Nationwide Variable Account-6        Nationwide VLI Separate Account-6
    Nationwide Variable Account-7
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:
     Joseph J. Gasper, Director and Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     John M. Davis, President
     William G. Goslee, Senior Vice President
     Mark R. Thresher, Director, Senior Vice President and Treasurer
     Thomas E. Barnes, Vice President and Secretary
     Kevin S. Crossett, Vice President
     Trey Rouse, Vice President
     Peter R. Salvator, Vice President
     Barbara J. Shane, Vice President-Compliance Officer
     Karen R. Tackett, Vice President
     Alan A. Todryk, Vice President-Taxation
     Carol L. Dove, Associate Vice President-Treasury Services and Assistant
      Treasurer
     Glenn W. Soden, Associate Vice President and Assistant Secretary
     Dina A. Tantra, Assistant Secretary
     Mark D. Maxwell, Assistant Secretary
     E. Gary Berndt, Assistant Treasurer

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is: One Nationwide Plaza, Columbus, Ohio 43215


(c)
------------------------------ ------------------------ ----------------------- ------------------ -------------------
Name of Principal Underwriter  Net Underwriting         Compensation on         Brokerage          Compensation
                               Discounts and            Redemption or           Commissions
                               Commissions              Annuitization
------------------------------ ------------------------ ----------------------- ------------------ -------------------
------------------------------ ------------------------ ----------------------- ------------------ -------------------
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation
------------------------------ ------------------------ ----------------------- ------------------ -------------------

Item 30.      Location of Accounts and Records
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      Management Services
              Not Applicable

Item 32.      Undertakings
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
              The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          Independent Auditors' Consent


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account - 8:





We consent to the use of our reports for Nationwide Variable Account-8 dated February 20, 2004 and for Nationwide Life Insurance Company and subsidiaries dated March 11, 2004 included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 033-62637). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.







KPMG LLP

Columbus, Ohio
April 28, 2004

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-8, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 2004.


                                     NATIONWIDE VARIABLE ACCOUNT-8
             -------------------------------------------------------------------
                                            (Registrant)
                                   NATIONWIDE LIFE INSURANCE COMPANY
             -------------------------------------------------------------------
                                             (Depositor)


                                        By /s/ JAMIE RUFF CASTO

             -------------------------------------------------------------------

                                              Jamie Ruff Casto

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 28th day of April, 2004.



                Signature                                   Title



W. G. JURGENSEN

-------------------------------------------------------------------------

W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH J. GASPER

-------------------------------------------------------------------------

Joseph J. Gasper, Director and President and Chief Operating Officer

JOSEPH A. ALUTTO

-------------------------------------------------------------------------

Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.

-------------------------------------------------------------------------

James G. Brocksmith, Jr., Director

HENRY S. HOLLOWAY

-------------------------------------------------------------------------

Henry S. Holloway, Director

LYDIA M. MARSHALL

-------------------------------------------------------------------------

Lydia M. Marshall, Director

DONALD L. MCWHORTER

-------------------------------------------------------------------------

Donald L. McWhorter, Director

DAVID O. MILLER

-------------------------------------------------------------------------

David O. Miller, Director

JAMES F. PATTERSON

-------------------------------------------------------------------------

James F. Patterson, Director

MARTHA J. MILLER DE LOMBERA

-------------------------------------------------------------------------

Martha J. Miller de Lombera, Director

GERALD D. PROTHRO

-------------------------------------------------------------------------

Gerald D. Prothro, Director

ARDEN L. SHISLER

-------------------------------------------------------------------------

Arden L. Shisler, Director

ALEX SHUMATE

-------------------------------------------------------------------------

Alex Shumate, Director

                                    By /s/ JAMIE RUFF CASTO

                     ------------------------------------------------------

                                       Jamie Ruff Casto
                                       Attorney-in-Fact